Document and Entity Information	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	Vale S.A.
Entity Central Index Key	0000917851
Document Type	20-F
Document Period End Date	Dec 31, 2010
Amendment Flag	false
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float	$ 44,060,417,818
Entity Common Stock, Shares Outstanding		3,209,349,088

Consolidated Balance Sheets (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash and cash equivalents	$ 7,584	$ 7,293
Shor-term investments	1,793	3,747
Accounts receivable
Related parties	435	79
Unrelated parties	7,776	3,041
Loans and advances to related parties	96	107
Inventories	4,298	3,196
Deferred income tax	386	852
Unrealized gains on derivative instruments	52	105
Advances to suppliers	188	498
Recoverable taxes	1,603	1,511
Assets held for sale	6,987	0
Others	593	865
Total current assets	31,791	21,294
Non-current assets
Property, plant and equipment, net	83,096	67,637
Intangible assets	1,274	1,173
Investments in affiliated companies, joint ventures and others investments	4,497	4,585
Other assets:
Goodwill on acquisition of subsidiaries	3,317	2,313
Loans and advances
Loans and advances	29	36
Unrelated parties	165	158
Prepaid pension cost	1,962	1,335
Prepaid expenses	222	235
Judicial deposits	1,731	1,143
Recoverable taxes	361	817
Unrealized gains on derivative instruments	301	865
Others	393	688
Total other assets	8,481	7,590
TOTAL	129,139	102,279
Current liabilities
Suppliers	3,558	2,309
Payroll and related charges	1,134	864
Minimum annual remuneration attributed to stockholders	4,842	1,464
Current portion of long - term debt	2,823	2,933
Short-term debt	139	30
Loans from related parties	9	19
Provision for income taxes	751	173
Taxes payable and royalties	257	124
Employees postretirement benefits	168	144
Railway sub-concession agreement payable	70	285
Unrealized losses on derivative instruments	35	129
Provisions for asset retirement obligations	75	89
Liabilities associated with assets held for sale	3,152	0
Others	899	618
Total current liabilities	17,912	9,181
Non-current liabilities
Employees postretirement benefits	2,442	1,970
Long-term debt	21,591	19,898
Provisions for contingencies (Note 21 (b))	2,043	1,763
Unrealized losses on derivative instruments	61	9
Deferred income tax	8,085	5,755
Provisions for asset retirement obligations	1,293	1,027
Debentures	1,284	752
Other	1,987	1,427
Total non-current liabilities	38,786	32,601
Redeemable noncontrolling interest	712	731
Commitments and contingencies (Note 21)
Stockholders' equity
Preferred class A stock - 7,200,000,000 no-par-value shares authorized and 2,108,579,618 (2009 - 2,108,579,618) issued	10,370	9,727
Common stock - 3,600,000,000 no-par-value shares authorized and 3,256,724,482 (2009 - 3,256,724,482) issued	16,016	15,262
Treasury stock - 99,649,571 (2009 - 77,581,904) preferred and 45,375,394 (2009 - 74,997,899) common shares	(2,660)	(1,150)
Additional paid-in capital	2,188	411
Mandatorily convertible notes - common shares	290	1,578
Mandatorily convertible notes - preferred shares	644	1,225
Other cumulative comprehensive loss	(333)	(1,808)
Undistributed retained earnings	42,218	28,508
Unappropriated retained earnings	166	3,182
Total Company stockholders' equity	68,899	56,935
Noncontrolling interests	2,830	2,831
Total stockholders' equity	71,729	59,766
TOTAL	$ 129,139	$ 102,279

Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)
Stockholders' equity
Preferred class A stock, par value	$ 0	0
Preferred class A stock, shares authorized	7,200,000,000	7,200,000,000
Preferred class A stock, shares issued	2,108,579,618	2,108,579,618
Common stock, par value	$ 0	0
Common stock, shares authorized	3,600,000,000	3,600,000,000
Common stock, shares issued	3,256,724,482	3,256,724,482
Treasury stock, preferred shares	99,649,571	77,581,904
Treasury stock, common shares	45,375,394	74,997,899

Consolidated Statements of Income (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Operating revenues, net of discounts, returns and allowances
Sales of ores and metals	$ 39,422		$ 19,502		$ 32,484
Aluminum products	2,554		2,050		3,042
Revenues from logistic services	1,465		1,104		1,607
Fertilizer products	1,845		413		295
Others	1,195		870		1,081
Revenues before taxes	46,481		23,939		38,509
Taxes on revenues	(1,188)		(628)		(1,083)
Net operating revenues	45,293		23,311		37,426
Operating costs and expenses
Cost of ores and metals sold	(13,326)		(9,853)		(13,938)
Cost of aluminum products	(2,108)		(2,087)		(2,267)
Cost of logistic services	(1,040)		(779)		(930)
Cost of fertilizer products	(1,556)		(173)		(117)
Others	(784)		(729)		(389)
Total costs	(18,814)		(13,621)		(17,641)
Selling, general and administrative expenses	(1,701)		(1,130)		(1,748)
Research and development expenses	(878)		(981)		(1,085)
Impairment of goodwill					(950)
Others	(2,205)		(1,522)		(1,254)
Total costs and expenses	(23,598)		(17,254)		(22,678)
Operating income	21,695		6,057		14,748
Non-operating income (expenses)
Financial income	290		381		602
Financial expenses	(2,646)		(1,558)		(1,765)
Gains (losses) on derivatives, net	631		1,528		(812)
Foreign exchange and indexation gains, net	344		675		364
Gain (loss) on sale of investments			40		80
Total non-operating income (expenses)	(1,381)		1,066		(1,531)
Income before discontinued operations, income taxes and equity results	20,314		7,123		13,217
Income taxes
Current	(4,996)		(2,084)		(1,338)
Deferred	1,291		(16)		803
Total income tax	(3,705)		(2,100)		(535)
Equity in results of affiliates, joint ventures and other investments	987		433		794
Net income from continuing operations	17,596		5,456		13,476
Discontinued operations, net of tax	(143)
Net income	17,453		5,456		13,476
Net income attributable to noncontrolling interests	189		107		258
Net income attributable to the stockholders' Company	$ 17,264		$ 5,349		$ 13,218
Basic and diluted earnings per share attributable to Company's stockholders
Earnings per preferred share	$ 3.23		$ 0.97		$ 2.58
Earnings per common share	$ 3.23		$ 0.97		$ 2.58
Earnings per preferred share linked to mandatorily convertible notes	$ 4.76	[1],[2]	$ 1.71	[1],[2]	$ 4.09	[1],[2]
Earnings per common share linked to mandatorily convertible notes	$ 6.52	[1],[2]	$ 2.21	[1],[2]	$ 4.29	[1],[2]

[1]	Basic earnings per share only, as dilution assumes conversion
[2]	Basic earnings per share only, as dilution assumes conversion.

Consolidated Statements of Cash Flows (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net income	$ 17,453	$ 5,456	$ 13,476
Adjustments to reconcile net income to cash from operations:
Depreciation, depletion and amortization	3,260	2,722	2,807
Dividends received	1,161	386	513
Equity in results of affiliates, joint ventures and other investments	(987)	(433)	(794)
Deferred income taxes	(1,291)	16	(803)
Impairment of goodwill			950
(Gain) Loss on disposal of property, plant and equipment	623	293	376
(Gain) Loss on sale of investments		(40)	(80)
Discontinued operations, net of tax	143
Foreign exchange and indexation gains, net	(301)	(1,095)	451
Unrealized derivative losses (gains), net	594	(1,382)	809
Unrealized interest (income) expense, net	187	(25)	116
Others	58	20	(3)
Decrease (increase) in assets:
Accounts receivable	(3,800)	616	(466)
Inventories	(425)	530	(467)
Recoverable taxes	42	108	(263)
Others	307	(455)	21
Increase (decrease) in liabilities:
Suppliers	928	121	703
Payroll and related charges	214	159	1
Income taxes	1,311	(234)	(140)
Others	192	373	(93)
Net cash provided by operating activities	19,669	7,136	17,114
Cash flows from investing activities:
Short term investments	1,954	(1,439)	(2,308)
Related parties
Loan proceeds	(28)	(181)	(37)
Repayments		7	58
Others	(30)	(25)	(15)
Judicial deposits	(94)	(132)	(133)
Investments	(87)	(1,947)	(128)
Additions to property, plant and equipment	(12,647)	(8,096)	(8,972)
Proceeds from disposal of investments/property, plant and equipment		606	134
Acquisition of subsidiaries, net of cash acquired	(6,252)	(1,952)
Net cash used in investing activities	(17,184)	(13,159)	(11,401)
Cash flows from financing activities:
Short-term debt, additions	2,233	1,285	1,076
Short-term debt, repayments	(2,132)	(1,254)	(1,311)
Related parties
Loan proceeds	24	16	54
Repayments	(25)	(373)	(20)
Issuances of long-term debt
Third parties	4,436	3,104	1,890
Repayments of long-term debt
Third parties	(2,629)	(307)	(1,130)
Treasury stock	(1,996)	(9)	(752)
Mandatorily convertible notes		934
Transactions of noncontrolling interest	660
Capital increase			12,190
Dividends and interest attributed to Company's stockholders	(3,000)	(2,724)	(2,850)
Dividends and interest attributed to noncontrolling interest	(140)	(47)	(143)
Net cash provided by (used in) financing activities	(2,569)	625	9,004
Increase (decrease) in cash and cash equivalents	(84)	(5,398)	14,717
Effect of exchange rate changes on cash and cash equivalents	375	2,360	(5,432)
Cash and cash equivalents, beginning of period	7,293	10,331	1,046
Cash and cash equivalents, end of period	7,584	7,293	10,331
Cash paid during the period for:
Interest on short-term debt	(5)	(1)	(11)
Interest on long-term debt	(1,097)	(1,113)	(1,255)
Income tax	(1,972)	(1,331)	(2,867)
Non-cash transactions
Interest capitalized	$ 164	$ 266	$ 230

Consolidated Statements of Changes in Stockholders' Equity In Millions, except Share data	Total Company stockholders' equity USD ( $)	Preferred class A stock USD ( $)	Common stock USD ( $)	Treasury stock USD ( $)	Additional paid-in capital USD ( $)	Mandatorily convertible notes - common shares USD ( $)	Mandatorily convertible notes - preferred shares USD ( $)	Total other cumulative comprehensive income (deficit) USD ( $)	Other cumulative comprehensive income (deficit) Cumulative translation adjustments USD ( $)	Unrealized gain (loss) - available-for-sale securities, net of tax USD ( $)	Surplus (deficit) accrued pension plan USD ( $)	Cash flow hedge USD ( $)	Undistributed retained earnings USD ( $)	Unappropriated retained earnings USD ( $)	Noncontrolling interests USD ( $)	Total USD ( $)	Total
Beginning of the period at Dec. 31, 2007		$ 4,953	$ 7,742	$ (389)	$ 498	$ 1,288	$ 581		$ 1,340	$ 211	$ 75	$ 29	$ 15,317	$ 1,631	$ 2,180
Beginning of the period, shares at Dec. 31, 2007				(86,923,184)
Capital increase		4,774	7,520
Sales (acquisitions)				(752)
Acquisitions, shares				(64,869,259)
Conversions, shares				240
Change in the period					(105)				(12,833)	(194)	(109)	(29)
Transfer from/to unappropriated retained earnings													3,023
Net income attributable to the stockholders' Company														13,218		13,218
Interest on mandatorily convertible debt
Preferred class A stock														(46)
Common stock														(96)
Dividends and interest attributed to stockholders' equity
Preferred class A stock														(806)
Common stock														(1,262)
Appropriation from/to undistributed retained earnings														(3,023)
Cumulative translation adjustments															(445)
Cash flow hedge															(21)	21
Net income attributable to noncontrolling interests															258	(258)
Dividends and interest attributable to noncontrolling interests															(137)
Capitalization of stockholders advances															57
Total number of shares		2,108,579,618	3,256,724,482	(151,792,203)												5,213,511,897
End of the period, shares		2,108,579,618	3,256,724,482	(151,792,203)												5,213,511,897
End of the period at Dec. 31, 2008	42,556	9,727	15,262	(1,141)	393	1,288	581	(11,510)	(11,493)	17	(34)		18,340	9,616	1,892	44,448
Beginning of the period, shares at Dec. 31, 2008				(151,792,203)												5,213,511,897
Sales (acquisitions)				(9)
Acquisitions, shares				(831,400)
Conversions, shares				43,800
Change in the period					18	290	644		9,721	(17)	(4)	2
Transfer from/to unappropriated retained earnings													10,168
Net income attributable to the stockholders' Company														5,349		5,349
Interest on mandatorily convertible debt
Preferred class A stock														(58)
Common stock														(93)
Dividends and interest attributed to stockholders' equity
Preferred class A stock														(570)
Common stock														(894)
Appropriation from/to undistributed retained earnings														(10,168)
Disposals (acquisitions) of noncontrolling interests															83
Cumulative translation adjustments															823
Cash flow hedge															(18)	18
Net income attributable to noncontrolling interests															107	(107)
Dividends and interest attributable to noncontrolling interests															(56)
Total number of shares				(152,579,803)												5,212,724,297
End of the period, shares				(152,579,803)												5,212,724,297
End of the period at Dec. 31, 2009	56,935	9,727	15,262	(1,150)	411	1,578	1,225	(1,808)	(1,772)		(38)	2	28,508	3,182	2,831	59,766
Beginning of the period, shares at Dec. 31, 2009		2,108,579,618	3,256,724,482	(152,579,803)												5,212,724,297
Transfer from undistributed retained earnings		643	754
Sales (acquisitions)				(1,510)
Acquisitions, shares				(69,880,400)
Conversions, shares				75,435,238
Change in the period					1,777	(1,288)	(581)		1,519	3	(21)	(26)
Transfer from/to unappropriated retained earnings													15,107
Capitalized earnings													(1,397)
Net income attributable to the stockholders' Company														17,264		17,264
Interest on mandatorily convertible debt
Preferred class A stock														(72)
Common stock														(61)
Dividends and interest attributed to stockholders' equity
Preferred class A stock														(1,940)
Common stock														(3,100)
Appropriation from/to undistributed retained earnings														(15,107)
Disposals (acquisitions) of noncontrolling interests															1,629
Cumulative translation adjustments															104
Cash flow hedge															40	(40)
Net income attributable to noncontrolling interests															189	(189)
Dividends and interest attributable to noncontrolling interests															(104)
Capitalization of stockholders advances															27
Assets and liabilities held for sale															(1,886)
Total number of shares		2,108,579,618	3,256,724,482	(147,024,965)													5,218,279,135
End of the period, shares		2,108,579,618	3,256,724,482	(147,024,965)													5,218,279,135
End of the period at Dec. 31, 2010	$ 68,899	$ 10,370	$ 16,016	$ (2,660)	$ 2,188	$ 290	$ 644	$ (333)	$ (253)	$ 3	$ (59)	$ (24)	$ 42,218	$ 166	$ 2,830	$ 71,729

Consolidated Statements of Comprehensive Income (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Company's stockholders:
Net income attributable to the Company's stockholders	$ 17,264	$ 5,349	$ 13,218
Cumulative translation adjustments	1,519	9,721	(12,833)
Unrealized gain (loss) - available - for - sale securities
Gross balance as of the period/year end	12	(47)	(230)
Tax (expense) benefit	(9)	30	36
Unrealized gain (loss) - available-for-sale securities, net	3	(17)	(194)
Surplus (deficit) accrued pension plan
Gross balance as of the period/year end	(53)	10	(194)
Tax (expense) benefit	32	(14)	85
Surplus (deficit) accrued pension plan, net	(21)	(4)	(109)
Cash flow hedge
Gross balance as of the period	(16)	11	(29)
Tax expense	(10)	(9)
Cash flow hedge, net	(26)	2	(29)
Total comprehensive income attributable to Company's stockholders	18,739	15,051	53
Noncontrolling interests:
Net income attributable to noncontrolling interests	189	107	258
Cumulative translation adjustments	104	823	(445)
Cash flow hedge	40	(18)	(21)
Total comprehensive income attributable to Noncontrolling interests	333	912	(208)
Total comprehensive income	$ 19,072	$ 15,963	$ (155)

The Company and its operations	12 Months Ended
Dec. 31, 2010
The Company and its operations [Abstract]
The Company and its operations

1 The Company and its operations

Vale S.A., (“Vale”, the “Company” or “we”) is a limited liability company incorporated in Brazil. Operations are carried out through Vale and our subsidiary companies, joint ventures and affiliates, and mainly consist of mining, basic metals production, fertilizers, logistics and steel activities.

At December 31, 2010, our principal consolidated operating subsidiaries are the following:

		% voting
Subsidiary	% ownership	capital	Location	Principal activity

Alumina do Norte do Brasil S.A. - Alunorte(*)	57.03	59.02	Brazil	Alumina
Alumínio Brasileiro S.A. - Albras(*)	51.00	51.00	Brazil	Aluminum
Compañia Minera Misky Mayo S.A.C.	40.00	51.00	Peru	Fertilizer
Ferrovia Centro-Atlântica S.A.	99.99	99.99	Brazil	Logistics
Ferrovia Norte Sul S.A.	100.00	100.00	Brazil	Logistics
Mineração Corumbá Reunidas S.A.	100.00	100.00	Brazil	Iron ore
PT International Nickel Indonesia Tbk	59.14	59.14	Indonesia	Nickel
Sociedad Contractual Minera Tres Valles	90.00	90.00	Chile	Copper
Urucum Mineração S.A.	100.00	100.00	Brazil	Iron Ore and Manganese
Vale Australia Pty Ltd.	100.00	100.00	Australia	Coal
Vale Austria Holdings GMBH	100.00	100.00	Austria	Holding and Exploration
Vale Canada Limited	100.00	100.00	Canada	Nickel
Vale Colombia Ltd.	100.00	100.00	Colombia	Coal
Vale Fertilizantes S.A	78.92	99.83	Brazil	Fertilizer
Vale Fosfatados S.A	100.00	100.00	Brazil	Fertilizer
Vale International S.A	100.00	100.00	Switzerland	Trading
Vale Manganês S.A.	100.00	100.00	Brazil	Manganese and Ferroalloys
Vale Nouvelle Caledonie SAS	74.00	74.00	New Caledonia	Nickel

(*)	Classified as current assets held for sale.

Basis of Consolidation	12 Months Ended
Dec. 31, 2010
Basis of consolidation [Abstract]
Basis of consolidation

2	Basis of consolidation

All majority-owned subsidiaries in which we have both share and management control are consolidated. All significant intercompany accounts and transactions are eliminated. Subsidiaries over which control is achieved through other means, such as stockholders agreement, are also consolidated even if we hold less than 51% of voting capital. Our variable interest entities in which we are the primary beneficiary are consolidated. Investments in unconsolidated affiliates and joint ventures are accounted for under the equity method (Note 15).

We evaluate the carrying value of our equity investments in relation to publicly quoted market prices when available. If the quoted market price is below book value, and such decline is considered other than temporary, we write-down our equity investments to quoted market value.

We define joint ventures as businesses in which we and a small group of other partners each participate actively in the overall entity management, based on a stockholders agreement. We define affiliates as businesses in which we participate as a noncontrolling interest but with significant influence over the operating and financial policies of the investee.

Our participation in hydroelectric projects in Brazil is made via consortium contracts under which we have undivided interests in the assets, and are liable for our proportionate share of liabilities and expenses, which are based on our proportionate share of power output. We do not have joint liability for any obligations. No separate legal or tax status is granted to consortia under Brazilian law. Accordingly, we recognize our proportionate share of costs and our undivided interest in assets relating to hydroelectric projects (Note 12).

Summary of significant accounting policies	12 Months Ended
Dec. 31, 2010
Summary of significant accounting policies [Abstract]
Summary of significant accounting policies

3	Summary of significant accounting policies

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates are used for, but not limited to, the selection of useful lives of property, plant and equipment, impairment, provisions necessary for contingent liabilities, fair values assigned to assets and liabilities acquired in business combinations, income tax valuation allowances, employee post retirement benefits and other similar evaluations. Actual results could differ from those estimated.

a)	Basis of presentation

We have prepared our consolidated financial statements in accordance with United States generally accepted accounting principles (“US GAAP”), which differ in certain respects from the accounting practices adopted in Brazil (“Brazilian GAAP”), compliant with International Financial Reporting Standards (“IFRS”) as issued by the IASB, which are the basis for our statutory financial statements.

These financial statements reflect the retrospective adoption of the new segment information as of December 31, 2010 and the three years then ended as shown in Note 24. The new segment information was set up during 2010 based on new acquisitions and project developments. The information disclosed under Notes 15 and 24 retroactively reflects these changes for all periods covered by those Financial Statements.

Since December 2007, significant modifications have been made to Brazilian GAAP as part of a convergence project with International Financial Reporting Standards (“IFRS”) and as from December 31, 2010, the convergence will be completed and therefore IFRS will be the accounting practice adopted in Brazil. The Company does not expect to discontinue the US GAAP reporting during 2011.

The Brazilian Real is the parent Company’s functional currency. We have selected the US dollar as our reporting currency.

All assets and liabilities have been translated to US dollars at the closing rate of exchange at each balance sheet date (or, if unavailable, the first available exchange rate). All statement of income accounts have been translated to US dollars at the average exchange rates prevailing during the respective periods. Capital accounts are recorded at historical exchange rates. Translation gains and losses are recorded in the Cumulative Translation Adjustments account (“CTA”) in stockholders’ equity.

The results of operations and financial position of our entities that have a functional currency other than the US dollar, have been translated into US dollars and adjustments to translate those statements into US dollars are recorded in the CTA in stockholders’ equity.

The exchange rates used to translate the assets and liabilities of the Brazilian operations at December 31, 2010 and 2009, were R $1.6662 and R $1.7412, respectively.

The net transaction gain (loss) included in our statement of income (“Foreign exchange and indexation gains (losses), net”) was US $102, US $665 and US $(1,011) in the years ended December 31, 2010, 2009 and 2008, respectively.

The Company has performed an evaluation of subsequent events through February 24, 2011 which is the date the financial statements were issued.

b)	Cash equivalents and short-term investments

Cash flows from overnight investments and fundings are reported net. Short-term investments that have a ready market and original maturities of 90 days or less are classified as “Cash equivalents”. The remaining investments, between 91 day and 360 day maturities are stated at fair value and presented as “Short-term investments”.

c)	Long-term

Assets and liabilities that are realizable or due more than 12 months after the balance sheet date are classified as long-term.

d)	Inventories

Inventories are recorded at the average cost of purchase or production, reduced to market value (net realizable value less a reasonable margin) when lower. Stockpiled inventories are accounted for as processed when they are removed from the mine. The cost of finished goods of comprises depreciation and all direct costs necessary to convert stockpiled inventories into finished goods.

We classify proven and probable reserve quantities attributable to stockpiled inventories as inventories. These reserve quantities are not included in the total proven and probable reserve quantities used in the units of production, depreciation, depletion and amortization calculations.

We periodically assess our inventories to identify obsolete or slow-moving inventories, and if needed we recognize definitive allowances for them.

e)	Removal of waste materials to access mineral deposits

Stripping costs (the costs associated with the removal of overburdened and other waste materials) incurred during the development of a mine, before production commences, are capitalized as part of the depreciable cost of developing the property. Such costs are subsequently amortized over the useful life of the mine based on proven and probable reserves.

Post-production stripping costs are included in the cost of the inventory produced (that is extracted), at each mine individually during the period that stripping costs are incurred.

f)	Property, plant and equipment and intangible assets

Property, plant and equipment are recorded at cost, including interest cost incurred during the construction of major new facilities. We compute depreciation on the straight-line method at annual average rates which take into consideration the useful lives of the assets, as follows: 3.73% for railroads, 1.5% for buildings, 4.23% for installations and 7.73% for other equipment. Expenditures for maintenance and repairs are charged to operating costs and expenses as incurred.

We capitalize the costs of developing major new ore bodies or expanding the capacity of operating mines and amortize these to operations on the unit-of-production method based on the total probable and proven quantity of ore to be recovered. Exploration costs are expensed. Once the economic viability of mining activities is established, subsequent development costs are capitalized.

Separately acquired intangible assets are shown at historical cost. Intangible assets acquired in a business combination are recognized at fair value at the acquisition date. All our intangible assets have definite useful lives and are carried at cost less accumulated amortization, which is calculated using the straight-line method over their estimated useful lives.

g)	Business combinations

We apply accounting for business combinations to record acquisitions of interests in other companies. This “purchase method”, requires that we reasonably determine the fair value of the identifiable tangible and intangible assets and liabilities of acquired companies and segregate goodwill as an intangible asset.

We assign goodwill to reporting units and test each reporting unit’s goodwill for impairment at least annually, and whenever circumstances indicating that recognized goodwill may not be fully recovered are identified. We perform the annual goodwill impairment tests during the last quarter of the year.

Goodwill is reviewed for impairment utilizing a two step process. In the first step, we compare a reporting unit’s fair value with its carrying amount to identify any potential goodwill impairment loss. If the carrying amount of a reporting unit exceeds the unit’s fair value, based on a discounted cash flow analysis, we carry out the second step of the impairment test, measuring and recording the amount, if any, of the unit’s goodwill impairment loss.

h)	Impairment of long-lived assets

All long-lived assets, are tested to determine if they are recoverable from operating earnings on an undiscounted cash flow basis over their useful lives whenever events or changes in circumstance indicate that the carrying value may not be recoverable.

When we determine that the carrying value of long-lived assets and definite-life intangible assets may not be recoverable, we measure any impairment loss based on a projected discounted cash flow method using a discount rate determined to be commensurate with the risk inherent in our current business model.

i)	Available-for-sale equity securities

Equity securities classified as “available-for-sale” are recorded pursuant to accounting for certain investments in debt and equity securities. Accordingly, we classify unrealized holding gains and losses, net of taxes, as a separate component of stockholders’ equity until realized.

j)	Compensated absences

The liability for future compensation for employee vacations is fully accrued as earned.

k)	Derivatives and hedging activities

We apply accounting for derivative financial instruments and hedging activities, as amended. This standard requires that we recognize all derivative financial instruments as either assets or liabilities on our balance sheet and measure such instruments at fair value. Changes in the fair value of derivatives are recorded in each period in current earnings or in other comprehensive income, in the latter case depending on whether a transaction is designated as an effective hedge and has been effective during the period.

l)	Asset retirement obligations

Our retirement obligations consist primarily of estimated closure costs, the initial measurement of which is recognized as a liability discounted to present value and subsequently accreted through earnings. An asset retirement cost equal to the initial liability is capitalized as part of the related asset’s carrying value and depreciated over the asset’s useful life.

m)	Revenues and expenses

Revenues are recognized when title is transferred to the customer or services are rendered. Revenue from exported products is recognized when such products are loaded on board the ship. Revenue from products sold in the domestic market is recognized when delivery is made to the customer. Revenue from logistic services is recognized when the service order has been fulfilled. Expenses and costs are recognized on the accrual basis.

n)	Income taxes

The deferred tax effects of tax loss carryforwards and temporary differences are recognized pursuant to accounting for income taxes. A valuation allowance is made when we believe that it is more likely than not that tax assets will not be fully recovered in the future.

o)	Earnings per share

Earnings per share are computed by dividing net income by the weighted average number of common and preferred shares outstanding during the period.

p)	Interest attributed to stockholders’ equity (dividend)

Brazilian corporations are permitted to distribute interest attributable to stockholders’ equity. The calculation is based on the stockholders’ equity amounts as stated in the statutory accounting records and the interest rate applied may not exceed the long-term interest rate (TJLP) determined by the Brazilian Central Bank. Also, such interest may not exceed 50% of net income for the year or 50% of retained earnings plus revenue reserves as determined by “Brazilian GAAP”.

As the notional interest charge is tax deductible in Brazil, the benefit to us, as opposed to making a dividend payment is a reduction in our income tax charge. Income tax of 15% is withheld on behalf of the stockholders relative to the interest distribution. Under Brazilian law, interest attributed to stockholders’ equity is considered as part of the annual minimum mandatory dividend (Note 18). This notional interest distribution is treated for accounting purposes as a deduction from stockholders’ equity in a manner similar to a dividend and the tax credit recorded in income.

q)	Pension and other post retirement benefits

We sponsor private pensions and other post retirement benefits for our employees, which are actuarially determined and recognized as an asset or liability or both depending on the funded or unfunded status of each plan in accordance with employees’ accounting for defined benefit pension and other post retirement plans”. The cost of our defined benefit and prior service costs or credits that arise during the period and are not components of net periodic benefit costs are recorded in other cumulative comprehensive income (deficit).

Accounting pronouncements	12 Months Ended
Dec. 31, 2010
Accounting pronouncements [Abstract]
Accounting pronouncements

4	Accounting pronouncements

a)	Newly issued accounting pronouncements

Accounting Standards Update (ASU) number 2010-29 Disclosure of Supplementary Pro Forma Information for Business Combinations a consensus of the FASB Emerging Issues Task Force. The objective of this Update is to address diversity in practice about the interpretation of the pro forma revenue and earnings disclosure requirements for business combinations. The amendments in this Update specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The impact of this statement will occur for business combinations for which the acquisition date is on or after January 1, 2011.

The Company understands that the other recently issued accounting pronouncements that are not effective as of and for the year ending December 31, 2010, are not expected to be relevant for its consolidated financial statements.

b)	Accounting standards adopted in 2010

Accounting Standards Update (ASU) number 2010-25 Plan Accounting – Defined Contribution Pension Plan (Topic 962) amendments in this update require that participant loans be classified as notes receivable from participants, which are segregated from plan investments and measured at their unpaid principal balance plus any accrued but unpaid interest. This codification does not impact our financial position, results of operations or liquidity.

Accounting Standards Update (ASU) number 2010-20 Receivables (Topic 310) improves the disclosures that an entity provides about the credit quality of its financing receivables and the related allowance for credit losses. As a result of these amendments, an entity is required to disaggregate by portfolio segment or class certain existing disclosures and provide certain new disclosures about its financing receivables and related allowance for credit losses. We adopted the disclosure in our financial statements.

Accounting Standards Update (ASU) number 2010-18 Receivables (Topic 310) clarifies that modifications of loans that are accounted for within a pool under Subtopic 310-30, which provides guidance on accounting for acquired loans that have evidence of credit deterioration upon acquisition, do not result in the removal of those loans from the pool even if the modification would otherwise be considered a troubled debt restructuring. An entity will continue to be required to consider whether the pool of assets in which the loan is included is impaired if expected cash flows for the pool change. The amendments do not affect the accounting for loans under the scope of Subtopic 310-30 that are not accounted for within pools. Loans accounted for individually under Subtopic 310-30 continue to be subject to the troubled debt restructuring accounting provisions within Subtopic 310-40. We adopted the change in the disclosure of our financial statements.

Accounting Standards Update (ASU) number 2010-11 Derivatives and Hedging (Topic 815) clarifies the type of embedded credit derivative that is exempt from embedded derivative bifurcation requirements. Only one form of embedded credit derivative qualifies for the exemption one that is related only to the subordination of one financial instrument to another. As a result, entities that have contracts containing an embedded credit derivative feature in a form other than such subordination may need to separately account for the embedded credit derivative feature. This Codification does not impact our financial position, results of operations or liquidity.

Accounting Standards Update (ASU) number 2010-10 Consolidation (Topic 810) defers the effective date of the amendments to the consolidation requirements made by FASB Statement 167 to a reporting entity’s interest in certain types of entities and clarifies other aspects of the Statement 167 amendments. As a result of the deferral, a reporting entity will not be required to apply the Statement 167 amendments to the Subtopic 810-10 consolidation requirements to its interest in an entity that meets the criteria to qualify for the deferral. This Update also clarifies how a related party’s interests in an entity should be considered when evaluating the criteria for determining whether a decision maker or service provider fee represents a variable interest. In addition, the Update also clarifies that a quantitative calculation should not be the sole basis for evaluating whether a decision maker’s or service provider’s fee is a variable interest. This Codification does not impact our financial position, results of operations or liquidity.

Accounting Standards Update No. 2010-09 Subsequent Events (Topic 855) addresses both the interaction of the requirements of Topic 855, Subsequent Events, with the SEC’s reporting requirements and the intended breadth of the reissuance disclosures provision related to subsequent events (paragraph 855-10-50-4). The amendments in this Update have the potential to change reporting by both private and public entities, however, the nature of the change may vary depending on facts and circumstances. This Codification does not impact our financial position, results of operations or liquidity.

Accounting Standards Update (ASU) number 2010-06 Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. This update provides amendments to Subtopic 820-10 and are expected to provide more robust disclosures about (1) the different classes of assets and liabilities measured at fair value, (2) the valuation techniques and inputs used, (3) the activity in Level 3 fair value measurements, and (4) the transfers between Levels 1, 2, and 3. The Company fully adopted this standard in 2010 with no impact on our financial position, results of operations or liquidity.

In June 2009, the Financial Accounting Standards Board (“FASB”) issued an amendment to Interpretation No. 46(R) on the accounting and disclosure requirements for the consolidation of variable interest entities (“VIEs”). Subsequently, in December 2009, the Accounting Standards Update (ASU) number 2009-17 Amendments to FASB Interpretation No. 46(R) was issued. The amendments replace the quantitative-based risks and rewards calculation, for determining which reporting entity has a controlling financial interest in a VIE, with a qualitative analysis when determining whether or not it must consolidate a VIE. The newly required approach is focused on identifying which reporting entity has the power to direct the activities of a variable interest entity that most significantly impact the entity’s economic performance and (1) the obligation to absorb losses of the entity or (2) the right to receive benefits from the entity. The amendments also require an enterprise to continuously reassess whether it must consolidate a VIE. Additionally, the amendments eliminated the scope exception on qualifying special-purpose entities (“QSPE”) and require enhanced disclosures about: involvement with VIEs, significant changes in risk exposures, impacts on the financial statements, and, significant judgments and assumptions used to determine whether or not to consolidate a VIE. The Company adopted these amendments in 2010, with no impact on our financial position, results of operations or liquidity.

In June 2009, the “FASB” issued an amendment to the accounting and disclosure requirements for transfers of financial assets. Subsequently, in December 2009, the Accounting Standards Update (ASU) number 2009-16 Accounting for Transfers of Financial Assets – an amendment of FASB Statement No. 140 was issued. The amendments improve financial reporting by requiring greater transparency and additional disclosures for transfers of financial assets and the entity’s continuing involvement with them and also change the requirements for derecognizing financial assets. In addition, the amendments eliminate the exceptions for QSPE from the consolidation guidance and the exception that permitted sale accounting for certain mortgage securitizations when a transferor has not surrendered control over the transferred financial assets. The Company adopted these amendments in 2010, with no impact on our financial position, results of operations or liquidity.

Accounting Standards Update (ASU) number 2009-08, Earnings Per Share issued by the FASB provides additional guidance related to calculation of earnings per share. In particular, the effect on income available to common stockholders of a redemption or induced conversion of preferred stock. This guidance amends ASC 260. This codification does not impact our financial position, results of operations or liquidity.

Major acquisitions and disposals	12 Months Ended
Dec. 31, 2010
Major acquisitions and disposals [Abstract]
Major acquisitions and disposals

5	Major acquisitions and disposals

a)	Fertilizers Businesses

In line with our strategy to become a leading global player in the fertilizer business, we acquired in May 2010, 58.6% of the equity capital of Fertilizantes Fosfatados S.A. (Fosfertil), currently Vale Fertilizantes S.A., and the Brazilian fertilizer assets of Bunge Participações e Investimentos S.A. (BPI), currently named Vale Fosfatados S.A. for a total of US $4.7 billion in cash. An additional payment of US $55 was made in July, as a complement of the purchase price of Vale Fosfatados.

As part of this acquisition, we exercised in September an option contract to acquire additional 20.27% stake in Vale Fertilizantes S.A., for US $1.0 billion. Also, we launched a mandatory offer to acquire the common shares held by the noncontrolling stockholders.

As of December 31, 2010, we have 78.92% of the total capital and 99.83% of the voting capital of Vale Fertilizantes and 100% of the capital of Vale Fosfatados.

As this transaction occurred within the previous twelve months, information about the purchase price allocation presented below based on the fair values of identified assets acquired and liabilities assumed is preliminary. Such allocation, currently being performed internally by the Company with the assistance of specialists, will be finalized during future periods, and accordingly, the preliminary purchase price allocation information set forth below is subject to revision, which may be material.

Purchase price	5,795
Noncontrolling consideration	767

Book value of property, plant and equipment and mining rights	(1,987)

Book value of other assets acquired and liabilities assumed, net	(395)
Adjustment to fair value of property, plant and equipment and mining rights	(5,146)
Adjustment to fair value of inventories	(98)
Deferred taxes on the above adjustments	1,783

Goodwill	719

The acquired business contributed net revenues of US $1,507 and reduced net income by US $10 for the group for the period from June to December 2010. If this acquisition had been completed on January 1, 2010, our net revenues have increased by US $770 and our net income have decreased by US $12. These amounts have been calculated using our accounting policies and by adjusting the results of the subsidiaries to reflect additional depreciation and amortization that would have been charged assuming the fair value adjustments to property plant and equipment and intangible assets had been applied from January 1, 2010, together with consequential tax effects.

The goodwill balance arises primarily due to the synergies between the acquired assets and the potash operations in Taquari-Vassouras, Carnalita, Rio Colorado and Neuquém and phosphates in Bayóvar I and II, in Peru, and Evate, in Mozambique. The future development of our projects combined with the acquisition of the portfolio of fertilizer assets will allow Vale to be one of the top players in the world’s fertilizer business.

b)	Other transactions – 2010

In September 2010, we acquired a 51% stake in Sociedade de Desenvolvimento do Corredor Norte S.A (SDCN) for US $21. The SDCN has a concession to create a logistic infrastructure necessary for the production flow resulting from the second phase at our Moatize Coal Project.

As part of our efforts to meet our future production targets, we acquired in April, 2010 a 51% interest on iron ore concession rights in Simandou South (Zogota), Guinea, and iron ore exploration permits in Simandou North. From this amount, US $500 is payable immediately and the remaining US $2 billion upon achievement of specific milestones. This joint venture is also committed to renovate 660km of the Trans-Guinea railway for passenger transportation and light commercial use.

In July 2010, we concluded the sale of our minority stake in the Bayóvar project in Peru through the newly-formed company MVM Resources International B.V. (MVM). We sold 35% of the total capital of MVM to Mosaic for US $385 and 25% to Mitsui for US $275. Vale retains control of the Bayóvar project, holding a 40% stake of the total capital and 51% of voting shares of the newly-formed company. The capital amount invested as of June 30, 2010 was approximately US $550. The difference between the fair value and carrying amount of US $321 on this transaction was accounted for in equity in accordance with the accounting rules related to the gains/losses when control is retained.

In June 2010, we acquired an additional 24.5% stake in the Belvedere coal project (Belvedere) for US $92 from AMCI Investments Pty Ltd (AMCI). As an outcome of this transaction, Vale increased its participation in Belvedere from 51.0% to 75.5%.

In May 2010, we entered into an agreement with Oman Oil Company S.A.O.C. (OOC), a company wholly-owned by the Government of the Sultanate of Oman, to sell 30% of Vale Oman Pelletizing Company LLC (VOPC), for US $125. The transaction remains subject to the terms set forth in the definitive share purchase agreement to be signed after the fulfillment of precedent conditions.

We have entered into negotiations and agreements to sell our Kaolin, aluminum and alumina assets. For further details see Note 13.

c)	Other transactions – 2009

In September 2009, we acquired from Rio Tinto Plc, Mineração Corumbá Reunidas S.A. (MCR) for US $802. MCR is the owner of an iron ore mining operations with high iron content and a strategic importance to our product portfolio, adding a substantial volume of lump ore to our reserves. The purchase price allocation adjustment mainly refers to the fair value of inventories, property plant and equipment and intangible and there was no goodwill recorded on this transaction.

In September 2009, we concluded an agreement with ThyssenKrupp Steel AG signed in July, to increase our stake in ThyssenKrupp CSA Siderúrgica do Atlântico Ltda. (CSA) to 26.87% through a capital subscripton of US $1,424.

In April 2009, we concluded the sale of all common shares we held in, Usiminas Siderúrgicas de Minas Gerais S.A. — Usiminas, for US $273 generating a gain of US $153.

In March 2009, we acquired 100% of Diamond Coal Ltd, which owns coal assets in Colombia, for US $300 from Cement Argos. Cash payment was made during the quarter ending June 30, 2009. The primary reason for the acquisition was that the coal assets are an important part of our growth strategy. Therefore, Vale is seeking to build a coal asset platform in Colombia, as it is the world’s third largest exporter of high-quality thermal coal, given its low level of sulfur and high calorific value. The purchase price allocation adjustment mainly refers to the fair value of property plant and equipment, and there was no goodwill recorded on this transaction.

In March 2009, we acquired 50% of the joint venture with African Rainbow Minerals Limited of Teal Minerals Incorporated for US $60.

In February 2009, we acquired Green Mineral Resources, whichowns the Regina Project (Canada) and Colorado Project (Argentina), both of which are in development stage, from Rio Tinto, for US $850. The acquisition of potash assets is aligned with Vale’s strategy to become a large producer of fertilizers to benefit from the exposure to rising global consumption. The purchase price allocation adjustment mainly refers to the fair value of, property plant and equipment and there was no goodwill recorded on this transaction.

Income taxes	12 Months Ended
Dec. 31, 2010
Income taxes [Abstract]
Income taxes

6	Income taxes

Income taxes in Brazil are comprised of federal income tax and social contribution, which is an additional federal tax. The statutory composite enacted tax rate applicable in the periods presented is 34%. In other countries where we have operations, we are subject to various taxes rates depending on the jurisdiction.

We analyze the potential tax impact associated with undistributed earnings by each of our subsidiaries. For those subsidiaries in which the undistributed earnings would be taxable when remitted to the parent company, no deferred tax is recognized, based on generally accepted accounting principles.

The amount reported as income tax expense in our condensed consolidated financial statements is reconciled to the statutory rates as follows:

	Year ended as of December 31,
	2010			2009			2008
	Brazil	Foreign	Total	Brazil	Foreign	Total	Brazil	Foreign	Total

Income before discontinued operations, income taxes, equity results and noncontrolling interests	16,586	3,728	20,314	10,024	(2,901)	7,123	2,434	10,783	13,217

Exchange variation (not taxable) or not deductible	-	265	265	-	5,162	5,162	-	(2,887)	(2,887)

	16,586	3,993	20,579	10,024	2,261	12,285	2,434	7,896	10,330

Tax at Brazilian composite rate	(5,639)	(1,358)	(6,997)	(3,408)	(769)	(4,177)	(828)	(2,685)	(3,513)

Adjustments to derive effective tax rate:

Tax benefit on interest attributed to stockholders	995	-	995	502	-	502	692	-	692

Difference on tax rates of foreign income	-	1,673	1,673	-	1,079	1,079	-	1,728	1,728

Tax incentives	642	-	642	148	-	148	53	-	53

Other non-taxable, income/non deductible expenses	13	(31)	(18)	100	248	348	287	218	505

Income taxes per consolidated statements of income	(3,989)	284	(3,705)	(2,658)	558	(2,100)	204	(739)	(535)

Vale and certain subsidiaries in Brazil were granted tax incentives that provide for a partial reduction of the income tax due related to certain regional operations of iron ore, railroad, manganese, copper, bauxite, alumina, aluminum, kaolin and potash. The tax benefit is calculated based on taxable profit adjusted by the tax incentive (so-called “exploration profit”) taking into consideration the operational profit of the projects that benefit from the tax incentive during a fixed period. In general, such tax incentives expire in 2018. Part of the northern railroad and iron ore operations have been granted tax incentives for a period of 10 years starting from 2009. The tax savings must be registered in a special capital (profit) reserve in the net equity of the entity that benefits from the tax incentive and cannot be distributed as dividends to the stockholders.

We are also allowed to reinvest part of the tax savings in the acquisition of new equipment to be used in the operations that enjoy the tax benefit subject to subsequent approval from the Brazilian regulatory agencies. Superintendência de Desenvolvimento da Amazônia – SUDAM and Superintendência de Desenvolvimento do Nordeste – SUDENE. When the reinvestment is approved, the corresponding tax benefit must also be accounted for in a special profit reserve and is also subject to the same restrictions with respect to future dividend distributions to the stockholders.

We also have income tax incentives related to our Goro project under development in New Caledonia (“The Goro Project”). These incentives include an income tax holiday during the construction phase of the project and throughout a 15-year period commencing in the first year in which commercial production, as defined by the applicable legislation, is achieved followed by a five-year, 50 per cent income tax holiday. The Goro Project also qualifies for certain exemptions from indirect taxes such as import duties during the construction phase and throughout the commercial life of the project. Certain of these tax benefits, including the income tax holiday, are subject to an earlier phase out, should the project achieve a specified cumulative rate of return. We are subject to a branch profit tax commencing in the first year in which commercial production is achieved, as defined by the applicable legislation. To date, we have not recorded any taxable income for New Caledonian tax purposes. The benefits of this legislation are expected to apply with respect to taxes payable once the Goro Project is in operation. We obtained tax incentives for our projects in Mozambique, Oman and Malaysia, that will take effect when those projects start their commercial operations.

We are subject to examination by the tax authorities for up to five years regarding our operations in Brazil, up to ten years for Indonesia, and up to seven years for Canada, for income taxes.

Tax loss carryforwards in Brazil and in most of the jurisdictions where we have tax loss carryforwards have no expiration date, though in Brazil, the offset is restricted to 30% of annual taxable income.

On January 1, 2007, Company adopted the provision Accounting for Uncertainty in Income Taxes.

The reconciliation of the beginning and ending amounts is as follows: (see note 21(b)) tax – related actions)

	Year ended as of December 31,
	2010	2009	2008
Beginning of the period	396	657	1,046

Increase resulting from tax positions taken	2,130	47	103
Decrease resulting from tax positions taken	(24)	(474)	(261)
Changes in tax legislation	-	-	2
Cumulative translation adjustments	53	166	(233)

End of the period	2,555	396	657

There has been a write-off of values that were provisioned relating to compensation for tax losses and social contribution payments, due to the withdrawal of action by the Company, resulting in the release of funds that were deposited in escrow.

Recognized deferred income tax assets and liabilities are composed as follows:

		As of December 31,
	2010	2009
Current deferred tax assets
Accrued expenses deductible only when disbursed	386	852

Long-term deferred tax assets and liabilities
Assets
Employee postretirement benefits provision	665	384
Tax loss carryforwards	732	324
Fair value of financial instruments	379	255
Asset retirement obligation	322	259
Other temporary differences (mainly contingencies provisions)	855	587

	2,953	1,809

Liabilities
Prepaid retirement benefit	(617)	(435)
Fair value adjustments in business combinations	(7,745)	(6,003)
Social contribution	(2,145)	(758)
Other temporary differences	(421)	(262)

	(10,928)	(7,458)

Valuation allowance
Beginning balance	(106)	(122)
Translation adjustments	-	(25)
Change in allowance	(4)	41

Ending balance	(110)	(106)

Net long-term deferred tax liabilities	(8,085)	(5,755)

Cash and cash equivalents	12 Months Ended
Dec. 31, 2010
Cash and cash equivalents [Abstract]
Cash and cash equivalents

7	Cash and cash equivalents

		As of December 31,
	2010	2009
Cash	560	728
Short-term investments	7,024	6,565

	7,584	7,293

All the above mentioned short-term investments are made through the use of low risk fixed income securities, in a way that those denominated in Brazilian reais are concentrated in investments indexed to the CDI, and those denominated in US dollars are mainly time deposits, with the original due date less than three months.

Short-term investments	12 Months Ended
Dec. 31, 2010
Short-term investments [Abstract]
Short-term Investments

8	Short-term investments

		As of December 31,
	2010	2009
Time deposit	1,793	3,747

Represent low risk investments with original due date over three months.

Account receivable	12 Months Ended
Dec. 31, 2010
Account receivable [Abstract]
Account receivable

9	Accounts receivable

Accounts receivable from customers in the steel industry represent 74.47% of receivables at December 31, 2010.

No single customer accounted for more than 10% of total revenues.

Additional allowances for doubtful accounts charged to the statement of income as expenses in 2010 and 2009 totaled US $23 and US $48, respectively. We wrote-off US $37 in 2010 and US $8 in 2009.

	As of December 31,
	2010	2009
Customers
Denominated in Brazilian Reais	1,227	885
Denominated in other currencies, mainly US dollars	7,102	2,362

	8,329	3,247
Allowance for doubtful accounts	(118)	(127)

Total	8,211	3,120

Inventories	12 Months Ended
Dec. 31, 2010
Inventories [Abstract]
Inventories

10	Inventories

		As of December 31,
	2010	2009
Products
Nickel (co-products and by-products)	1,310	1,083
Iron ore and pellets	825	677
Manganese and ferroalloys	203	164
Fertilizer	171	-
Aluminum products(*)	-	135
Kaolin(*)	-	42
Copper concentrate	28	35
Coal	74	51
Others	143	51
Spare parts and maintenance supplies	1,544	958

	4,298	3,196

(*)	Classified as held for sale (see note 13)

On December 31, 2010 and December 31, 2009, there were no adjustments to reduce inventories to market values.

Recoverable taxes	12 Months Ended
Dec. 31, 2010
Recoverable taxes [Abstract]
Recoverable taxes

11	Recoverable taxes

		As of December 31,
	2010	2009
Income tax	459	908
Value-added tax - ICMS	484	290
PIS and COFINS	962	1,052
Others	59	78

Total	1,964	2,328

Current	1,603	1,511
Non-current	361	817

	1,964	2,328

Property, plant and equipment and intangible assets	12 Months Ended
Dec. 31, 2010
Property, plant and equipment and intangible assets [Abstract]
Property, plant and equipment and intangible assets

12	Property, plant and equipment and intangible assets

By type of assets:

	As of December 31, 2010			As of December 31, 2009
		Accumulated			Accumulated
	Cost	Depreciation	Net	Cost	Depreciation	Net

Land	356	-	356	284	-	284
Buildings	6,087	(1,110)	4,977	4,324	(1,143)	3,181
Installations	14,904	(4,231)	10,673	14,063	(4,160)	9,903
Equipment	10,948	(3,637)	7,311	7,499	(2,380)	5,119
Railroads	7,337	(2,357)	4,980	6,685	(2,016)	4,669
Mine development costs	28,010	(4,071)	23,939	20,205	(2,957)	17,248
Others	12,088	(2,987)	9,101	10,418	(3,123)	7,295

	79,730	(18,393)	61,337	63,478	(15,779)	47,699
Construction in progress	21,759	-	21,759	19,938	-	19,938

Total	101,489	(18,393)	83,096	83,416	(15,779)	67,637

Losses on disposal of property, plant and equipment totaled US $623, US $293 and US $376 in 2010, 2009 and 2008, respectively. Mainly relate to write-offs of ships and trucks, locomotives and other equipment, which were replaced in the normal course of business.

Assets given in guarantee of judicial processes totaled US $149 as of December 31, 2010 (US $222 as of December 31, 2009).

Hydroelectric assets

We participate in several jointly-owned hydroelectric plants, already in operation or under construction, in which we record our undivided interest in these assets as Property, plant and equipment.

At December 31, 2010, the cost of hydroelectric plants in service totaled US $1,432 (December 31, 2009 US $1,382) and the related depreciation in the year was US $422 (December 31, 2009 US $372). The cost of hydroelectric plants under construction at December 31, 2010 totaled US $804 (December 31, 2009 US $521). Income and operating expenses for such plants were not material.

Intangibles

All of the intangible assets recognized in our financial statements were acquired from third parties, either directly or through a business combination and have definite useful lives from 6 to 30 years.

At December 31, 2010, the intangibles amounted to US $1,274 (December 31, 2009 – US $1,173), and comprised of rights granted by the government – North-South Railroad of US $1,020 and off take-agreements of US $254.

Assets and liabilities held for sale	12 Months Ended
Dec. 31, 2010
Assets and liabilities held for sale [Abstract]
Assets and liabilities held for sale

13	Assets and liabilities held for sale

•	Aluminum

In connection with our strategy of active portfolio asset management, on May 2, 2010, we entered into an agreement with Norsk Hydro ASA (Hydro), to sell all our stakes in Albras – Alumínio Brasileiro S.A. (Albras), Alunorte – Alumina do Norte do Brasil S.A. (Alunorte) and Companhia de Alumina do Pará (CAP), 60% of our Paragominas bauxite mine and all our other Brazilian bauxite mineral rights (“Aluminum Business”).

For the participations of Albras, Alunorte, and CAP we will receive US $405 in cash, the assumption of US $700 of net debt by Hydro and a 22% stake in Hydro. For 60% of Paragominas and mineral rights we will receive US $600. We will sell the remaining 40% of Paragominas in two tranches, in 2013 and 2015, each for US $200 in cash. The sale is expected to be concluded in the near future.

The Company has assessed that the expected fair value of the transaction is higher than the net asset carrying value and accordingly has maintained the original amounts. Also, because of the significant influence retained by the Company on Hydro, aluminum was not considered a discontinued operation.

•	Kaolin

As part of our portfolio management, we have entered into negotiations to sell our kaolin net assets. In 2010, a part of our kaolin’s assets was sold and we remeasured the remaining assets at fair value less costs to sell, and the effect of realized and unrealized loss was recorded as discontinued operations in our Statement of Income in 2010. For 2010 the values are presented below for comparative purposes.

Assets held for sale
Inventories	366
Property, plant and equipment	4,844
Advances to suppliers — energy	496
Recoverable taxes	627
Other assets	654

Total	6,987

Liabilities associated with assets held for sale
Suppliers	290
Long term debt	705
Noncontrolling interests	1,885
Other	272

Total	3,152

Impairment of goodwill and long-lived assets	12 Months Ended
Dec. 31, 2010
Impairment of goodwill and long-lived assets [Abstract]
Impairment of goodwill and long-lived assets

14	Impairment of goodwill and long-lived assets

As described in note 3(g), we test goodwill and long-lived assets for impairment when events or changes in circumstances indicate that they might be impaired. For impairment test purposes, goodwill is allocated to reporting units and is tested at least annually.

No impairment charges were recognized in 2010 and 2009, as a result of the annual goodwill impairment tests performed.

Management determined cash flows based on approved financial budgets. Gross margin projections were based on past performance and management’s expectations of market developments. Information about sales prices are consistent with the forecasts included in industry reports, considering quoted prices when available and when appropriate. The discount rates used, reflect specific risks relating to the relevant assets in each reporting unit, depending on their composition and location.

Recognition of additional goodwill impairment charges in the future would depend on several estimates including market conditions, recent actual results and management’s forecasts. This information shall be obtained at the time when our assessment is to be updated. It is not possible at this time to determine if any such future impairment charge would result or, if it does, whether such charge would be material.

Investments in affiliated companies and joint ventures	12 Months Ended
Dec. 31, 2010
Investments in affiliated companies and joint ventures [Abstract]
Investments in affiliated companies and joint ventures

15	Investments in affiliated companies and joint ventures

							Equity in earnings (losses) of investee
	December 31, 2010				Investments		adjustments			Dividends Received
				Net income
				(loss) of the			Year ended as of December 31,			Year ended as of December 31,
	Participation in capital (%)		Net equity	period	2010	2009	2010	2009	2008	2010	2009	2008
	Voting	Total

Bulk Material
Iron ore and pellets
Companhia Nipo-Brasileira de Pelotização — NIBRASCO(1)	51.11	51.00	334	93	171	132	48	(12)	84	3	20	-
Companhia Hispano-Brasileira de Pelotização — HISPANOBRÁS(1)	51.00	50.89	250	77	128	83	40	(12)	59	-	-	6
Companhia Coreano-Brasileira de Pelotização — KOBRASCO(1)	50.00	50.00	173	86	87	59	43	(17)	44	11	-	13
Companhia Ítalo-Brasileira de Pelotização — ITABRASCO(1)	51.00	50.90	169	33	86	90	18	12	34	25	-	-
Minas da Serra Geral SA — MSG	50.00	50.00	73	11	36	31	6	2	1	-	-	-
SAMARCO Mineração SA — SAMARCO(2)	50.00	50.00	1,058	1,596	561	673	798	299	315	950	190	300
Baovale Mineração SA — BAOVALE	50.00	50.00	61	8	31	30	4	(3)	6	-	-	-
Zhuhai YPM Pellet e Co,Ltd — ZHUHAI	25.00	25.00	101	37	25	13	9	3	7	-	-	-
Tecnored Desenvolvimento Tecnológico SA	37.40	37.40	106	(28)	40	46	(10)	-	-	-	-	-
					1,165	1,157	956	272	550	989	210	319

Coal
Henan Longyu Resources Co Ltd	25.00	25.00	999	305	250	250	76	74	79	83	-	27
Shandong Yankuang International Company Ltd	25.00	25.00	(106)	(77)	(27)	(7)	(19)	(18)	(17)	-	-	-

					223	243	57	56	62	83	-	27
Base Metals
Bauxite
Mineração Rio do Norte SA — MRN	40.00	40.00	381	(4)	152	143	(2)	(10)	62	10	42	99
Copper
Teal Minerals Incorporated	50.00	50.00	181	(20)	90	80	(10)	(18)	-	-	-	-
Nickel
Heron Resources Inc(3)	-	-	-	-	7	8	-	-	-	-	-	-
Korea Nickel Corp	-	-	-	-	11	13	2	-	-	-	-	-
Others(3)	-	-	-	-	5	9	-	-	(34)	-	-	-

					23	30	2	-	(34)	-	-	-
Logistic
LOG-IN Logística Intermodal SA	31.33	31.33	401	10	135	125	4	2	20	-	3	3
MRS Logística SA	37.86	41.50	1,233	217	511	468	90	141	113	72	124	34

					646	593	94	143	133	72	127	37
Others
Steel
California Steel Industries Inc – CSI	50.00	50.00	310	25	155	150	12	(10)	11	7	-	13
THYSSENKRUPP CSA Companhia Siderúrgica	26.87	26.87	6,846	(316)	1,840	2,049	(85)	(6)	-	-	-	-
Usinas Siderúrgicas de Minas Gerais SA – USIMINAS	-	-	-	-	-	-	-	8	18	-	7	18

					1,995	2,199	(73)	(8)	29	7	7	31
Other affiliates and joint ventures
Vale Soluções em Energia(1)	51.00	51.00	226	(64)	115	99	(33)	-	-	-	-	-

Others	-	-	-	-	88	41	(4)	(2)	(8)	-	-	-

					203	140	(37)	(2)	(8)	-	-	-

Total					4,497	4,585	987	433	794	1,161	386	513

(1) Although Vale held a majority of the voting interest of investees accounted for under the equity method, existing veto rights held by noncontrolling shareholders under shareholder agreements preclude consolidation;
(2) Investment includes goodwill of US $62 in December, 2009 and US $64 in December, 2010.
(3) Available for sale.

Short-term debt	12 Months Ended
Dec. 31, 2010
Short-term debt [Abstract]
Short-term debt

16	Short-term debt
Short-term borrowings outstanding on December 31, 2010 were from commercial banks for import financing denominated in US dollars with average annual interest rates of 2.0%.

Long-term debt	12 Months Ended
Dec. 31, 2010
Long-term debt Current and Noncurrent[Abstract]
Long-term debt

17	Long-term debt

	Current liabilities		Long-term liabilities
	2010	2009	2010	2009
Foreign debt
Loans and financing denominated in the following currencies:
US dollars	2,384	1,543	2,530	4,332
Others	18	29	217	411
Fixed Rate Notes
US dollars	-	-	10,242	8,481
EUR	-	-	1,003	-
Debt securities	-	150	-	-
Perpetual notes	-	-	78	78
Accrued charges	233	198	-	-

	2,635	1,920	14,070	13,302

Brazilian debt
Brazilian Reais indexed to Long-term Interest Rate — TJLP/CDI and General Price Index-Market (IGPM)	76	62	3,891	3,433
Basket of currencies	1	1	125	3
Non-convertible debentures	-	861	2,767	2,592
US dollars denominated	1	-	738	568
Accrued charges	110	89	-	-

	188	1,013	7,521	6,596

Total	2,823	2,933	21,591	19,898

The long-term portion at December 31, 2010 was as follows:

2012	1,117
2013	3,311
2014	1,046
2015	745
2016	14,927
No due date	445

21,591

At December 31, 2010 annual interest rates on long-term debt were as follows:

Up to 3%	5,645
3.1% to 5%(*)	2,185
5.1% to 7%	7,620
7.1% to 9% (**)	4,306
9.1% to 11% (**)	2,712
Over 11% (**)	1,866
Variable	80

24,414

(*)	Includes Eurobonds. For this operation we have entered into derivative transactions at a cost of 4.71% per year in US dollars.

(**)	Includes non-convertible debentures and other Brazilian Real denominated debt that bear interest at the Brazilian Interbank Certificate of Deposit (CDI) and Brazilian Government Long-term Interest Rates (TJLP) plus a spread. For these operations we, have entered into derivative transactions to mitigate our exposure to the floating rate debt denominated in Brazilian Real, totaling US $5,835 of which US $5,461 has an original interest rate above 7.1% per year. The average cost after taking into account the derivative transactions is 3.13% per year in US dollars.

The average cost of all derivative transactions is 3.35% per year in US dollars.

Vale has non-convertible debentures at Brazilian Real denominated as follows:

	Quantity as of December 31, 2010				Balance
Non Convertible Debentures	Issued	Outstanding	Maturity	Interest	2010	2009
1st Series	150,000	150,000	November 20, 2010	101.75% CDI	-	869
2nd Series	400,000	400,000	November 20, 2013	100% CDI + 0.25%	2,429	2,318
Tranche “B”	5	5	No due date	6.5% p.a + IGP-DI	367	295

					2,796	3,482

Short-term portion					-	861
Long-term portion					2,767	2,592
Accrued charges					29	29

					2,796	3,482

The indexation indices/ rates applied to our debt were as follows:

	Year ended as of December 31,
	2010	2009
TJLP - Long-Term Interest Rate (effective rate)	6.0	6.2
IGP-M - General Price Index - Market	10.9	(1.7)
Appreciation (devaluation) of Real against US dollar	4.7	34.2

In September 2010, Vale also entered into agreements with The Export-Import Bank of China and the Bank of China Limited for the financing to build 12 very large ore carriers with 400,000 dwt, comprising a facility in an amount up to US $1,229. The financing has a 13-year total term to be repaid, and the funds will be disbursed during the next 3 years according to the construction schedule. As of December 31, 2010, we had drawn US $291 under the facility.

In September 2010, we issued US $1 billion notes due 2020 and US $750 notes due 2039. The 2020 notes were sold at a price of 99.030% of the principal amount and will bear a coupon of 4.625% per year, payable semi-annually. The 2039 notes that were sold at a price of 110.872% of the principal amount will be consolidated with and form a single series with Vale Overseas US $1 billion 6.875% Guaranteed Notes due 2039 issued on November 10, 2009.

In June 2010, Vale established some facilities in the total amount of R $774 or US $430 with Banco Nacional de Desenvolvimento Economico Social – BNDES to finance the acquisition of certain equipment. As of December 31, 2010, we had drawn the equivalent of US $123 under this facility.

In June 2010, we entered into a bilateral pre-export finance agreement in the amount of US $500 and final tenor of 10 years.

In March 2010, we issued EUR750, equivalent to US $1 billion, of 8-year euronotes at a price of 99.564% of the principal amount. These notes will mature in March 2018 and will bear a coupon of 4.375% per year, payable annually.

In January 2010, we redeemed all outstanding export receivables securitization 10-year notes issued in September 2000 at an interest rate of 8.926% per year and the notes issued in July 2003 at an interest rate of 4.43% per year. The outstanding principal amounts of those September 2010 notes were US $28 and for the July 2013 notes were US $122, totaling US $150 of debt redeemed.

Credit Lines

We have revolving credit lines available under which amounts can be drawn down and repaid at the option of the borrower. At December 31, 2010, the total amount available under revolving credit lines was US $1,600, of which US $850 was granted to Vale International and the balance to Vale Canada Limited. As of December 31, 2010, neither Vale International nor Vale Canada Limited had drawn any amounts under these facilities, but US $114 of letters of credit were issued and remained outstanding pursuant Vale Canada Limited’s facility.

In January 2011 (subsequent period), we entered into an agreement with some commercial banks with the guarantee of the Italian credit agency, Servizi Assicurativi Del Commercio Estero S.p.A (SACE), to provide us with a US $300 facility with a final tenor of 10 years.

In October 2010, we entered into agreement with Export Development Canada (EDC), for the financing of our capital expenditure program. Pursuant to the agreement, EDC will provide a facility in an amount up to US $1 billion. US $500 will be available for investments in Canada and the remaining US $500 will be related to existing and future Canadian purchases of goods and services. As of December 2010, Vale had drawn US $250 under the facility.

In May 2008, we entered into framework agreements with the Japan Bank for International Cooperation in the amount of US $3 billion and Nippon Export and Investment Insurance in the amount of US $2 billion for the financing of mining, logistics and power generation projects. In November, 2009, Vale signed a US $300 export facility agreement, through its subsidiary, PT International Nickel Indonesia Tbk (PTI), with Japanese financial institutions using credit insurance provided by Nippon Export and Investment Insurance – NEXI, to finance the construction of the Karebbe hydroelectric power plant on the Larona river, island of Sulawesi, Indonesia. Through December 31, 2010, PT International had drawn down US $150 on this facility.

In 2008, we established a credit line for R $7,300, or US $4 billion, with Banco Nacional de Desenvolvimento Econômico e Social – BNDES (the Brazilian National Development Bank) to support our investment program. As of December 31, 2010, we had drawn the equivalent of US $1,153 under this facility.

Guarantee

On December 31, 2010, US $2 (December 31, 2009 – US $753) of the total aggregate outstanding debt was secured by receivables. The remaining outstanding debt in the amount of US $24,412 (December 31, 2009 – US $22,078) was unsecured.

Our principal covenants require us to maintain certain ratios, such as debt to EBITDA and interest coverage. We have not identified any events of noncompliance as of December 31, 2010.

Stockholders equity	12 Months Ended
Dec. 31, 2010
Stockholders' equity [Abstract]
Stockholders' equity

18	Stockholders’ equity

Each holder of common and preferred class A stock is entitled to one vote for each share on all matters brought before stockholders’ meetings, except for the election of the Board of Directors, which is restricted to the holders of common stock. The Brazilian Government holds twelve preferred special shares which confer permanent veto rights over certain matters.

Both common and preferred stockholders are entitled to receive a mandatory minimum dividend of 25% of annual adjusted net income under Brazilian GAAP, once declared at the annual stockholders’ meeting. In the case of preferred stockholders, this dividend cannot be less than 6% of the preferred capital as stated in the statutory accounting records or, if greater, 3% of the Brazilian GAAP equity value per share.

In January 2011 (subsequent period), the Board of Directors approved the extraordinary payment from January 31, 2011, of interest on capital, in the total gross amount of US $1 billion, which corresponds to approximately US $0.191634056 per outstanding shares, common or preferred, of Vale issuance, referred to the anticipated distribution of income of the year of 2010, calculated on the balance of June 2010, this value is subject to the incidence of income tax withheld at the rate in force.

On October 14, 2010, the Board of Directors approved the following proposals: (i) payment of the second tranche of the minimum dividend of US $1,250 billion and (ii) payment of an additional dividend of US $500. The payments were made on October 29, 2010.

On September 23, 2010, the Board of Directors approved a share buy-back program. The shares are to be held in treasury for subsequent sale or cancellation, amounting up to US $2 billion and involving up to 64,810,513 common shares and up to 98,367,748 preferred shares. As of December 31, 2010 we had acquired 21,682,700 common shares and 48,197,700 preferred shares. The share buy-back program was completely executed in October 2010.

In April 2010, we paid US $1,250 as a first installment of the dividend to stockholders. The distribution was made in the form of interest on stockholders’ equity.

In June 2010, the notes series Rio and Rio P were converted into ADS and represent an aggregate of 49,305,205 common shares and 26,130,033 preferred class A shares respectively. The conversion was made using 75,435,238 treasury stocks held by the Company. The difference between the conversion amount and the book value of the treasury stocks of US $1,379 was accounted for in additional paid-in capital in the stockholder’s equity.

The outstanding issued mandatory convertible notes as of December 31, 2010, are as follows:

	Date		Value
Headings	Emission	Expiration	Gross	Net of charges	Coupon
Tranches Vale and Vale P – 2012	July/2009	June/2012	942	934	6,75% p.a.

The notes pay a coupon quarterly and are entitled to an additional remuneration equivalent to the cash distribution paid to ADS holders. These notes were classified as a capital instrument, mainly due to the fact that neither the Company nor the holders have the option to settle the operation, whether fully or partially, with cash, and the conversion is mandatory, consequently, they were recognized as a specific component of shareholders’ equity, net of financial charges.

The funds linked to future mandatory conversion, net of charges are equivalent to the maximum of common shares and preferred shares, as follows. All the shares are currently held in treasury.

	Maximum amount of action		Value
Headings	Common	Preferred	Common	Preferred
Tranches Vale and Vale P – 2012	18,415,859	47,284,800	293	649

In January 2011 (subsequent period), Vale paid additional remuneration to holders of mandatorily convertible notes, series VALE-2012 and VAPE.P-2012, R $0.7776700 and R $0.8994610, respectively, and in October 2010, VALE-2012 and VAPE P-2012, R $1.381517 and R $1.597876 per note, respectively.

In April, 2010, we paid additional interest to holders of mandatorily convertible notes: series RIO and RIO P, US $0.417690 and US $0.495742 per note, respectively, and series VALE-2012 and VALE.P-2012, US $0.602336 and US $0.696668 per note, respectively.

Brazilian law permits the payment of cash dividends only from retained earnings as stated in the BR GAAP statutory records and such payments are made in Brazilian reais. Pursuant to the Company’s statutory books, undistributed retained earnings at December 31, 2010, totaled US $26,150, comprising the unrealized income and expansion reserves, which could be freely transferred to retained earnings and paid as dividends, if approved by the stockholders, after deducting of the minimum annual mandatory dividend, which is 25% of net income of the parent Company.

No withholding tax is payable on distribution of profits earned, except for distributions in the form of interest attributed to stockholders’ equity (Note 3 (p)).

Brazilian laws and our By-laws require that certain appropriations be made from retained earnings to reserve accounts on an annual basis, all determined in accordance with amounts stated in the statutory accounting records, as detailed below:

The purpose and basis of appropriation to such reserves is described below:

Unrealized income reserve – this represents principally our share of the earnings of affiliates and joint ventures, not yet received in the form of cash dividends.

Expansion reserve – this is a general reserve for expansion of our activities.

Legal reserve – this reserve is a requirement for all Brazilian corporations and represents the appropriation of 5% of annual net income up to a limit of 20% of capital stock all determined under Brazilian GAAP.

Fiscal incentive investment reserve – this reserve results from an option to designate a portion of income tax otherwise payable, for investment in government approved projects and is recorded in the year following that in which the taxable income was earned. As from 2000, this reserve basically contemplates income tax incentives (Note 6).

Basic and diluted earnings per share

Basic and diluted earnings per share amounts have been calculated as follows:

	Year ended as of December 31,
	2010	2009	2008
Net income from continuing operations attributable to Company’s stockholders	17,407	5,349	13,218
Discontinued operations, net of tax	(143)	-	-

Net income attributable to Company’s stockholders	17,264	5,349	13,218
Interest attributed to preferred convertible notes	(72)	(58)	(46)
Interest attributed to common convertible notes	(61)	(93)	(96)

Net income for the period adjusted	17,131	5,198	13,076

Basic and diluted earnings per share
Income available to preferred stockholders	6,566	1,967	5,027
Income available to common stockholders	10,353	3,083	7,823
Income available to convertible notes linked to preferred shares	153	75	78
Income available to convertible notes linked to common shares	59	73	148
Weighted average number of shares outstanding (thousands of shares) – preferred shares	2,035,783	2,030,700	1,946,454
Weighted average number of shares outstanding (thousands of shares) – common shares	3,210,023	3,181,706	3,028,817
Treasury preferred shares linked to mandatorily convertible notes	47,285	77,580	30,295
Treasury common shares linked to mandatorily convertible notes	18,416	74,998	56,582

Total	5,311,507	5,364,984	5,062,148

Earnings per preferred share	3.23	0.97	2.58
Earnings per common share	3.23	0.97	2.58
Earnings per convertible notes linked to preferred share(*)	4.76	1.71	4.09
Earnings per convertible notes linked to common share(*)	6.52	2.21	4.29
Continuous operations
Earnings per preferred share	3.25	-	-
Earnings per common share	3.25	-	-
Earnings per convertible notes linked to preferred share(*)	4.78	-	-
Earnings per convertible notes linked to common share(*)	6.57	-	-
Discontinued operations
Earnings per preferred share	(0.02)	-	-
Earnings per common share	(0.02)	-	-
Earnings per convertible notes linked to preferred share(*)	(0.02)	-	-
Earnings per convertible notes linked to common share(*)	(0.05)	-	-

(*)	Basic earnings per share only, as dilution assumes conversion

If the conversion of the convertible notes had been included in the calculation of diluted earnings per share they would have generated the following dilutive effect as shown below:

	Year ended as of December 31,
	2010	2009	2008
Income available to preferred stockholders	6,791	2,100	5,151
Income available to common stockholders	10,473	3,249	8,067
Weighted average number of shares outstanding (thousands of shares) – preferred shares	2,083,068	2,108,280	1,976,749
Weighted average number of shares outstanding (thousands of shares) – common shares	3,228,439	3,256,704	3,085,399
Earnings per preferred share	3.26	1.00	2.61
Earnings per common share	3.24	1.00	2.61
Continuous operations
Earnings per preferred share	3.29	-	-
Earnings per common share	3.27	-	-
Discontinued operations
Earnings per preferred share	(0.03)	-	-
Earnings per common share	(0.03)	-	-

Pension plans	12 Months Ended
Dec. 31, 2010
Pension plans [Abstract]
Pension plans

19	Pension plans

Vale sponsors a complementary pension plan with Defined Benefits characteristics, including substantially all employees, in which its benefits are calculated based on work time, age, contribution salary and complementarity with social security benefits. This plan is managed by VALIA – Vale’s Pension Fund – and was funded by sponsor and employees contributions on a monthly basis, which were calculated based on periodic actuarial estimates.

In May 2000, it was implemented a new complementary pension plan with variable contribution characteristics, contemplating the programmed retirement income and the risk benefits (pension by death, retirement by disability and disability insurance). On this plan launching (Vale Mais Benefit Pan), it was offered to the active employees the opportunity to migrate to it. Over 98% of the active employees decided to do this migration. The Defined Benefit Plan is still running, covering almost exclusively retired participants and their beneficiaries.

Additionally, a specific group of ex-employees has the right to additional payments over the regular Valia’s benefits, through the “Abono Complementação” added by a post-retirement benefit that includes medical, dental and pharmaceutical assistance.

In 2010, with the purchase of fertilizer business, Vale consolidated commitments assumed with pension fund of defined benefit and other post-retirement benefits plans, as follows:

•	Defined benefit plan maintained through the Fundação PETROBRAS de Seguridade Social – PETROS, for employees hired before September 1993 of Ultrafertil S.A., wholly owned subsidiary of Vale Fertilizers. This pension plan has 1,684 members, of which 1,466 are already receiving supplemental retirement and pension.

•	Private Pension Plan, in the modality of Benefits Guarantee Fund, managed by Bradesco Previdência e Seguros S.A., aims to meet the eligible employees of Vale Fertilizantes and employees not served by PETROS of subsidiary Ultrafertil S.A.

•	The Vale Fertilizantes and its wholly owned subsidiaries pay to employees who are eligible the fine FGTS according to union agreement and provide certain health benefits for retired employees who are eligible.

•	Vale Fosfatados has a type of defined contribution plan administered by Bungeprev, which guarantees a minimum benefit at retirement for eligible employees; moreover, the company provides certain health benefits for retired employees.

Upon the acquisition of Inco, we assumed benefits through defined benefit pension plans that cover essentially all its employees and post retirement benefits other than pensions that also provide certain health care and life insurance benefits for retired employees.

The following information details the status of the defined benefit elements of all plans in accordance with employers’ disclosure about pensions and other post retirement benefits” and employers’ accounting for defined benefit pension and other postretirement plans”, as amended.

We use a measurement date of December 31 for our pension and post retirement benefit plans.

a)	Change in benefit obligation

	As of December 31,
	2010			2009
	Overfunded	Underfunded	Underfunded	Overfunded	Underfunded	Underfunded
	pension plans	pension plans	other benefits	pension plans	pension plans	other benefits
Benefit obligation at beginning of year	3,661	3,923	1,431	2,424	3,031	1,069
Benefit initial recognized consolidation	385	12	58	-	-	-
Transfers	(936)	936	-	-	-	-
Service cost	2	59	26	11	43	17
Interest cost	329	360	102	313	249	88
Plan amendment	(28)	10	(2)	-	-	-
Assumptions changes	87	65	6	-	-	-
Benefits paid/ Actual distribution	(237)	(364)	(78)	(226)	(279)	(65)
Effect of exchange rate changes	126	241	71	843	555	187
Actuarial loss	234	425	(13)	296	324	135

Benefit obligation at end of year	3,623	5,667	1,601	3,661	3,923	1,431

b)	Change in plan assets

	As of December 31,
	2010			2009
	Overfunded	Underfunded	Underfunded	Overfunded	Underfunded	Underfunded
	pension plans	pension plans	other benefits	pension plans	pension plans	other benefits
Fair value of plan assets at beginning of year	4,996	3,229	11	3,043	2,507	9
Fair value initial recognized consolidation	451	10	-	-	-	-
Transfers	(866)	866	-	-	-	-
Actual return on plan assets	1,094	541	1	1,121	402	1
Employer contributions	2	169	80	40	155	65
Benefits paid/ Actual distribution	(265)	(364)	(80)	(226)	(279)	(65)
Effect of exchange rate changes	173	194	1	1,018	444	1

Fair value of plan assets at end of year	5,585	4,645	13	4,996	3,229	11

Plan assets managed by Valia on December 31, 2010, 31 December 2009 and January 1, 2009 include investments in portfolio of our own stock of US $519, US $587 and US $188, investments in debentures worth US $64, US $69 and US $53 and equity investments from related parties amounting to US $81, US $164 and US $44, respectively. They also include on December 31, 2010, 31 December 2009 and January 1, 2009, US $4,150, US $3,261 and US $2,152 of securities of the Federal Government. The assets of the pension plans of the Vale Canada Limited in securities of the Government of Canada on December 31, 2010, 2009 and January 1, 2009, amounted to US $436, US $391 and US $347, respectively. As of December 31, 2010, the assets of Vale Fertilizantes, Ultrafértil and Vale Fosfatados in securities of the Federal Government equaled US $158.

c)	Funded Status and Financial Position

	As of December 31,
	2010			2009
	Overfunded	Underfunded	Underfunded	Overfunded	Underfunded	Underfunded
	pension plans	pension plans	other benefits	pension plans	pension plans	other benefits
Noncurrent assets	1,962	-	-	1,335	-	-
Current liabilities	-	(35)	(133)	-	(62)	(82)
Non-current liabilities	-	(1,042)	(1,400)	-	(632)	(1,338)

Funded status	1,962	(1,077)	(1,533)	1,335	(694)	(1,420)

d)	Assumptions used (nominal terms)

All calculations involve future actuarial projections about of some parameters, such as salaries, interest, inflation, the behavior of INSS benefits, mortality, disability, etc. No actuarial results can be analyzed without prior knowledge of the scenario of assumptions used in the assessment.

The economic actuarial assumptions adopted were formulated considering the long period for its maturing and should therefore be examined in that light. So, in the short term, they may not necessarily be realized.

In the evaluations were adopted the following economic assumptions:

Brazil

As of December 31,
	2010			2009
	Overfunded	Underfunded	Underfunded	Overfunded	Underfunded	Underfunded
	pension plans	pension plans	other benefits	pension plans	pension plans	other benefits
Discount rate	11.30% p.a.	11.30% p.a.	11.30% p.a.	11.08% p.a.	11.08% p.a.	11.08% p.a.
Expected return on plan assets	12.00% p.a.	11.50% p.a.	N/A	11.91% p.a.	10.50% p.a.	N/A
Rate of compensation increase – up to 47 years	8.15% p.a.	8.15% p.a.	N/A	7.64% p.a.	N/A	N/A
Rate of compensation increase – over 47 years	5.00% p.a.	5.00% p.a.	N/A	4.50% p.a.	N/A	N/A
Inflation	5.00% p.a.	5.00% p.a.	5.00% p.a.	4.50% p.a.	4.50% p.a.	4.50% p.a.
Health care cost trend rate	N/A	N/A	8.15% p.a.	N/A	N/A	7.63% p.a.

Foreign

As of December 31,
	2010			2009
	Overfunded	Underfunded	Underfunded	Overfunded	Underfunded	Underfunded
	pension plans	pension plans	other benefits	pension plans	pension plans	other benefits
Discount rate	N/A	6.21% p.a.	5,44% p.a.	N/A	6.21% p.a.	6.20% p.a.
Expected return on plan assets	N/A	7.02% p.a.	6.50% p.a.	N/A	7.00% p.a.	6.23% p.a.
Rate of compensation increase – up to 47 years	N/A	4.11% p.a.	3,58% p.a.	N/A	4.11% p.a.	3.58% p.a.
Rate of compensation increase – over 47 years	N/A	4.11% p.a.	3,58% p.a.	N/A	4.11% p.a.	3.58% p.a.
Inflation	N/A	2.00% p.a.	2.00% p.a.	N/A	2.00% p.a.	2.00% p.a.
Initial health care cost trend rate	N/A	N/A	7.35% p.a	N/A	N/A	7.60% p.a.
Ultimate health care cost trend rate	N/A	N/A	4.49% p.a	N/A	N/A	4.47% p.a.

e)	Pension costs

	Year ended of December 31,
	2010			2009
	Overfunded	Underfunded	Underfunded	Overfunded	Underfunded	Underfunded
	pension plans	pension plans	other benefits	pension plans	pension plans	other benefits
Service cost – benefits earned during the year	2	59	27	11	43	17
Interest cost on projected benefit obligation	329	361	97	313	255	88
Expected return on assets	(531)	(321)	-	(431)	(202)	(1)
Amortizations and (gain) / loss	-	18	(14)	14	3	(19)
Net deferral	(1)	-	-	-	14	(14)

Net periodic pension costs (credit)	(201)	117	110	(93)	113	71

f)	Accumulated benefit obligation

	2010			2009
	Overfunded	Underfunded	Underfunded	Overfunded	Underfunded	Underfunded
	pension plans	pension plans	other benefits	pension plans	pension plans	other benefits
Accumulated benefit obligation	3,612	5,540	1,601	3,645	3,826	1,431
Projected benefit obligation	3,623	5,667	1,601	3,661	3,923	1,431
Fair value of plan assets	(5,585)	(4,645)	(13)	(4,996)	(3,229)	(11)

g)	Impact of 1% variation in assumed health care cost trend rate

	1% increase		1% decrease
	2010	2009	2010	2009
	Overfunded	Underfunded	Overfunded	Underfunded
	pension plans	pension plans	pension plans	pension plans
Accumulated postretirement benefit obligation (APBO)	213	199	(172)	(163)
Interest and service costs	22	18	(17)	(14)

h)	Other Cumulative Comprehensive Income (Deficit)

	As of December 31,
	2010			2009
	Overfunded	Underfunded	Underfunded	Overfunded	Underfunded	Underfunded
	pension plans	pension plans	other benefits	pension plans	pension plans	other benefits
Net transition (obligation) / asset	-	-	-	2	-	-
Net prior service (cost) / credit	-	(15)	-	-	(8)	-
Net actuarial (loss) / gain	243	(628)	335	79	(330)	301
Effect of exchange rate changes	(1)	-	(1)	(91)	(7)	(4)
Deferred income tax	(82)	201	(111)	3	111	(94)

Amounts recognized in other cumulative comprehensive income (deficit)	160	(442)	223	(7)	(234)	203

i)	Change in Other Cumulative Comprehensive Income (Deficit)

	As of December 31,
	2010			2009
	Overfunded	Underfunded	Underfunded	Overfunded	Underfunded	Underfunded
	pension plans	pension plans	other benefits	pension plans	pension plans	other benefits
Net transition (obligation) / asset not yet recognized in NPPC at beginning of period	-	-	-	(12)	-	-
Net actuarial (loss) / gain not yet recognized in NPPC at beginning of period	(18)	(337)	297	(261)	(196)	406
Transfers	8	(8)	-	-	-	-
Deferred income tax at beginning of period	3	111	(94)	93	83	(147)

Effect of initial recognition of cumulative comprehensive Income (deficit)	(7)	(234)	203	(180)	(113)	259

Reclassifications
Amortization of net transition (obligation) / asset	-	-	-	14	-	-
Amortization of net actuarial (loss) / gain	-	(1)	9	-	5	(19)
Total net actuarial (loss) / gain arising during period	261	(277)	11	340	(112)	(142)
Transfers	(8)	8	-	-	-	-
Effect of exchange rate changes	(1)	(28)	17	(91)	(42)	52
Deferred income tax	(85)	90	(17)	(90)	28	53

Total recognized in other cumulative comprehensive income (deficit)	160	(442)	223	(7)	(234)	203

j)	Plan assets

Brazilian Plans

The Investment Policy Statements of pension plans sponsored for Brazilian employees are based on a long term macroeconomic scenario and expected returns. An Investment Policy Statement was established for each obligation by following results of this strategic asset allocation study in 2009.

Plan asset allocations comply with pension funds local regulation issued by CMN – Conselho Monetário Nacional (Resolução CMN 3792/09). We are allowed to invest in six different asset classes, defined as Segments by the law, as follows: Fixed Income, Equity, Structured Investments (Alternative Investments and Infra-Structure Projects), International Investments, Real Estate and Loans to Participants.

The Investment Policy Statements are approved by the Board, the Executive Directors and two Investment Committees. The internal and external portfolio managers are allowed to exercise the investment discretion under the limitations imposed by the Board and the Investment Committees.

The pension fund has a risk management process with established policies that intend to identify measure and control all kind of risks faced by our plans, such as: market, liquidity, credit, operational, systemic and legal.

Foreign plans

The strategy for each of the pension plans sponsored by Vale Inco is based upon a combination of local practices and the specific characteristics of the pension plans in each country, including the structure of the liabilities, the risk versus reward trade-off between different asset classes and the liquidity required to meet benefit payments.

Overfunded pension plans

Brazilian Plans

The Defined Benefit Plan (the “Old Plan”) has the majority of its assets allocated in fixed income, mainly in Brazilian government bonds (like TIPS) and corporate long term inflation linked bonds with the objective to reduce the asset-liability volatility. The target is 55% of the total assets. This LDI (Liability Driven Investments) strategy, when considered together with Loans to Participants segment, aims to hedge plan’s liabilities against inflation risk and volatility. Other segments or asset classes have their targets, as follows: Fixed Income – 52%; Equity – 28%; Structured Investments – 6%; International Investments – 2%; Real estate – 7% and Loans to Participants – 5%. Structured Investments segment has invested only in Private Equity Funds in an amount of US $128 and US $87 at the end of December 31, 2010 and 2009, respectively.

The Investment Policy has the objective to achieve the adequate diversification, current income and long term capital growth through the combination of all asset classes described above to fulfill its obligations with the adequate level of risk. This plan has an average nominal return of 20.87% p.a. in dollars terms in the last 11 years.

- Fair value measurements by category – Overfunded Plans

	As of December 31,
	2010				2009
Asset by category	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	6	6	-	-	1	1	-	-
Accounts Receivable	81	81	-	-	16	16	-	-
Equity securities – liquid	1,321	1,321	-	-	1,303	1,303	-	-
Equity securities – non-liquid	75	-	75	-	64	-	64	-
Debt securities – Corporate bonds	229	-	229	-	143	-	143	-
Debt securities – Financial Institutions	191	-	191	-	226	-	226	-
Debt securities – Government bonds	2,114	2,114	-	-	1,744	1,744	-	-
Investment funds – Fixed Income	1,610	1,610	-	-	2,037	2,037	-	-
Investment funds – Equity	513	513	-	-	577	577	-	-
International investments	23	23	-	-	-	-	-	-
Structured investments – Private Equity funds	128	-	-	128	97	-	-	97
Structured investments – Real estate funds	19	-	-	19	-	-	-	-
Real estate	288	-	-	288	249	-	-	249
Loans to Participants	182	-	-	182	282	-	-	282

Total	6,780	5,668	495	617	6,739	5,678	433	628

Funds not related to risk plans	(1,195)				(1,743)

Fair value of plan assets at end of year	5,585				4,996

- Fair value measurements using significant unobservable inputs – Level 3 (Overfunded)

	As of December 31,
	2010					2009
	Private					Private
	Equity	Real State		Loans to		Equity		Loans to
	Funds	Funds	Real State	Participants	Total	Funds	Real State	Participants	Total
Beginning of the year	97	-	249	282	628	72	156	229	457

Actual return os plan assets	(3)	1	49	25	72	30	21	42	93

Initial recognized consolidation of Fosfertil	-	-	22	5	27	-	-	-	-

Assets sold during the period	(3)	(1)	(24)	(75)	(103)	(57)	(11)	(112)	(180)

Assets purchases, sales and settlemnts	43	-	25	62	130	28	29	45	102

Cumulative translation adjustment	4	1	9	7	21	24	54	78	156

Transfers in and/or out of Level 3	(10)	18	(42)	(124)	(158)	-	-	-	-

End of the year	128	19	288	182	617	97	249	282	628

The return target for private equity assets in 2011 is 11.51%. The target allocation is 6%, ranging between 2% and 10%. These investments have a longer investment horizon and low liquidity that aim to profit from economic growth, especially in the infrastructure sector of the Brazilian economy. Usually non-liquid assets’ fair value is established considering: acquisition cost or book value. Some private equity funds, alternatively, apply the following methodologies: discounted cash flows analysis or analysis based on multiples.

The return target for loans to participants in 2011 is 16.05%. The fair value pricing of these assets includes provisions for non-paid loans, according to the local pension fund regulation.

The return target for real estate assets in 2011 is 12.89%. Fair value for these assets is considered book value. The pension fund hires companies specialized in real estate valuation that do not act in the market as brokers. All valuation techniques follow the local regulation.

Underfunded pension plans

Brazilian Obligation

The Vale Mais Plan (the “New Plan”) has obligations with characteristics of defined benefit and defined contribution plans, as mentioned. The majority of its investments are in fixed income securities. It also implemented a LDI (Liability Driven Investments) strategy to reduce asset-liability volatility of the defined benefits plan’s component by using inflation linked bonds (like TIPS). The target allocation is 55% in fixed income. Other segments or asset classes have their targets, as follows: Fixed Income – 59%; Equity – 24%; Structured Investments – 2%; International Investments – 1%; Real estate – 4% and Loans to Participants – 10%. Structured Investments segment has invested only in Private Equity Funds in an amount of US $15 and US $10 at the end of December 31, 2010 and 2009, respectively.

The Defined Contribution Vale Mais component offers three options of asset class mixes that can be chosen by participants. The options are: Fixed Income – 100%; 80% Fixed Income and 20% Equities and 65% Fixed Income and 35% Equities. Loan to participants is included in the fixed income options. Equities management is done through an investment fund that targets Ibovespa index.

The Investment Policy Statement has the objective to achieve the adequate diversification, current income and long term capital growth through the combination of all asset classes described above to fulfill its obligations and targets with the adequate level of risk. This plan has an average nominal return of 15.67% p.a. in dollars terms in the last 7 years.

The obligation of the “Abono Complementação” plan has an exclusive allocation in fixed income. It was also used a LDI (Liability Driven Investments) strategy for this plan. Most of the resources were invested in long term Brazilian government bonds (similar to TIPS) and inflation linked corporate bonds with the objective of minimizing asset-liability volatility and reduce inflation risk.

The Investment Policy Statement has the objective to achieve the adequate diversification, current income and long term capital growth to fulfill its obligations with the adequate level of risk. This obligation has an average nominal return of 16.28% per year in local currency in the last 5 years.

Foreign plans

For all pension plans except PT Inco, this has resulted in a target asset allocation of 60% in equity investments and 40% in fixed income investments, with all securities being traded in the public markets. Fixed income investments are in domestic bonds for each plan’s market and involve a mixture of government and corporate bonds. Equity investments are primarily global in nature and involve a mixture of large, mid and small capitalization companies with a modest explicit investment in domestic equities for each plan. The Canadian plans also use a currency hedging strategy (each developed currency’s exposure is 50% hedged) due to the large exposure to foreign securities. For PT Inco, the target allocation is 20% equity investment and the remainder in fixed income, with the vast majority of these investments being made within the domestic market.

- Fair value measurements by category – Underfunded Pension Plans

	As of December 31,
	2010				2009
Asset by category	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	52	22	30	-	33	12	21	-
Accounts Receivable	20	20	-	-	-	-	-	-
Equity securities – liquid	1,617	1,617	-	-	1,347	1,347	-	-
Equity securities – non-liquid	11	6	5	-	-	-	-	-
Debt securities – Corporate bonds	55	-	55	-	12	-	12	-
Debt securities – Financial Institutions	120	-	120	-	19	-	19	-
Debt securities – Government bonds	786	370	416	-	445	50	395	-
Investment funds – Fixed Income	1,799	1,079	720	-	988	287	701	-
Investment funds – Equity	437	91	346	-	409	87	322	-
International investments	6	3	3	-	-	-	-	-
Investment funds – Private Equity	216	216	-	-	-	-	-	-
Structured investments – Private Equity funds	15	-	-	15	-	-	-	-
Structured investments – Real estate funds	1	-	-	1	-	-	-	-
Real estate	37	-	-	37	-	-	-	-
Loans to Participants	151	-	-	151	-	-	-	-

Total	5,323	3,424	1,695	204	3,253	1,783	1,470	-

Funds not related to risk plans	(678)				(24)

Fair value of plan assets at end of year	4,645				3,229

- Fair value measurements using significant unobservable inputs – Level 3 (Underfunded)

	As of December 31,
	2010					2009
	Private					Private
	Equity			Loans to		Equity		Loans to
	Funds	Real State Funds	Real State	Participants	Total	Funds	Real State	Participants	Total
Beginning of the year	-	-	-	-	-	-	-	-	-

Actual return on plan assets	(2)	-	4	20	22	-	-	-	-

Assets sold during the period	7	-	(2)	(57)	(52)	-	-	-	-

Assets purchases, sales and settlements	-	-	10	58	68	-	-	-	-

Cumulative translation adjustment	-	-	1	6	7	-	-	-	-

Transfers in and/or out of Level 3	10	1	24	124	159	-	-	-	-

End of the year	15	1	37	151	204	-	-	-	-

The return target for private equity assets in 2011 is 11.51% in local currency. The Vale Mais plan target allocation is 2%, ranging between 1% and 10%. These investments have a longer investment horizon and low liquidity that aim to profit from economic growth, especially in the infra-structure sector of the Brazilian economy. Usually non-liquid assets’ fair value is established considering: acquisition cost or book value. Some private equity funds can, alternatively, apply to the following valuation methodologies: discounted cash flows analysis or analysis based on multiples.

The return target for the loan to participants segment in 2011 is 16.05%. In the fair value of these assets non paid loans provisions are considered, according to local pension fund legislation.

The return target for the real estate segment in 2011 is 12.89%. The fair value of these assets is the book value. We hired specialized companies in property valuation that are not in the market as brokers. All the valuation techniques are under the local legislation.

Underfunded other benefits

- Fair value measurements by category – Other Benefits

	As of December 31,
	2010		2009
Asset by category	Total	Level 1	Total	Level 1
Cash	13	13	11	11

Total	13	13	11	11

k)	Cash flows contributions

Employer contributions expected for 2011 are US $310.

l)	Estimated future benefit payments

The benefit payments, which reflect future services, are expected to be made as follows:

	As of December 31, 2010
	Overfunded	Underfunded	Underfunded
	pension plans	pension plans	other benefits	Total
2011	271	399	87	757
2012	274	398	91	763
2013	273	396	94	763
2014	275	392	96	763
2015	275	389	98	762
2016 and thereafter	1,317	1,913	488	3,718

Long-term incentive compensation plan	12 Months Ended
Dec. 31, 2010
Long-term incentive compensation plan [Abstract]
Long-term incentive compensation plan

20	Long-term incentive compensation plan

Under the terms of the long-term incentive compensation plan, the participants, restricted to certain executives, may elect to allocate part of their annual bonus to the plan. The allocation is applied to purchase preferred shares of Vale, through a predefined financial institution, at market conditions and with no benefit provided by Vale.

The shares purchased by each executive are unrestricted and may, at the participant’s discretion, be sold at any time. However, the shares must be held for a three-year period and the executive must be continually employed by Vale during that period. The participant then becomes entitled to receive from Vale a cash payment equivalent to the total amount of shares held, based on the market rates. The total shares linked to the plan at December 31, 2010 and December 31, 2009, were 2,458,627 and 1,809,117, respectively.

Additionally, as a long-term incentive certain eligible executives have the opportunity to receive at the end of the triennial cycle, a certain number of shares at market rates, based on an evaluation of their career and performance factors measured as an indicator of total return to stockholders.

We account for the compensation cost provided to our executives under this long-term incentive compensation plan, following the requirements for Accounting for Stock-Based Compensation. Liabilities are measured at each reporting date at fair value, based on market rates. Compensation costs incurred are recognized, over the defined three-year vesting period. At December 31, 2010, December 31, 2009 and December 31, 2008, we recognized a liability of US $120, US $72 and US $7, respectively, through the Statement of Income.

Commitments and contingencies	12 Months Ended
Dec. 31, 2010
Commitments and contingencies [Abstract]
Commitments and contingencies

21	Commitments and contingencies

a) In connection with a tax-advantaged lease financing arrangement sponsored by the French Government, we provided certain guarantees on December 30, 2004 on behalf of Vale New Caledonia S.A.S. (VNC) pursuant to which we guaranteed payments due from VNC of up to a maximum amount of US $100 (“Maximum Amount”) in connection with an indemnity. This guarantee was provided to BNP Paribas for the benefit of the tax investors of GniFi, the special purpose vehicle which owns a portion of the assets in our nickel cobalt processing plant in New Caledonia (“Girardin Assets”). We also provided an additional guarantee covering the payments due from VNC of (a) amounts exceeding the Maximum Amount in connection with the indemnity and (b) certain other amounts payable by VNC under a lease agreement covering the Girardin Assets. This guarantee was provided to BNP Paribas for the benefit of GniFi.

Another commitment incorporated in the tax – advantaged lease financing arrangement was that the Girardin Assets would be substantially complete by December 31, 2010. In light of the delay in the start up of VNC processing facilities, the December 31, 2010 substantially complete date was not met. Management proposed an extension to the substantially complete date from December 31, 2010 to December 31, 2011. Both the French government authorities and the tax investors have agreed to this extension, although a signed waiver has not yet been received from the tax investors. The French tax authorities issued their signed extension on December 31, 2011. Accordingly the benefits of the financing structure are fully expected to be maintained and we anticipate that there will be no recapture of the tax advantages provided under this financing structure.

In 2009, two new bank guarantees totaling US $58 (€43 million) as of December 31, 2010 were established by us on behalf of VNC in favor of the South Province of New Caledonia in order to guarantee the performance of VNC with respect to certain environmental obligations in relation to the metallurgical plant and the Kwe West residue storage facility.

Sumic Nickel Netherlands B.V. (“Sumic”), a 21% stockholder of VNC, has a put option to sell to us 25%, 50%, or 100% of the shares they own of VNC. The put option can be exercised if the defined cost of the initial nickel-cobalt development project, as measured by funding provided to VNC, in natural currencies and converted to U.S. dollars at specified rates of exchange, in the form of Girardin funding, shareholder loans and equity contributions by stockholders to VNC, exceeded US $4.2 billion and an agreement cannot be reached on how to proceed with the project. On February 15, 2010, we formally amended our agreement with Sumic to increase the threshold to approximately US $4.6 billion at specified rates of exchange. On May 27, 2010 the threshold was reached and on October 22, 2010, we signed an agreement to extend the put option date into the first half of 2011. On January 25, 2011 a further extension to the agreement was signed extending the put option date into the second half of 2011.

We provided a guarantee covering certain termination payments due from VNC to the supplier under an electricity supply agreement (“ESA”) entered into in October 2004 for the VNC project. The amount of the termination payments guaranteed depends upon a number of factors, including whether any termination of the ESA is a result of a default by VNC and the date on which an early termination of the ESA were to occur. During the first quarter of 2010, the supply of electricity under the ESA to the project began and the guaranteed amount now decreases over the life of the ESA from its maximum amount. As of December 31, 2010 the guarantee was US $169 (€ 126 million).

In February 2009, we and our subsidiary, Vale Newfoundland and Labrador Limited (“VNL”), entered into a fourth amendment to the Voisey’s Bay Development agreement with the Government of Newfoundland and Labrador, Canada, that permitted VNL to ship up to 55,000 metric tons of nickel concentrate from the Voisey’s Bay area mines. As part of the agreement, VNL agreed to provide the Government of Newfoundland and Labrador financial assurance in the form of letters of credit, each in the amount of US $16 (CAD $16 million) for each shipment of nickel concentrate shipped out of the province from January 1, 2009 to August 31, 2009. The amount of this financial assurance was US $110 (CAD $112 million) based on seven shipments of nickel concentrate and as of December 31, 2010, US $11 (CAD $11 million) remains outstanding.

As of December 31, 2010, there was an additional US $114 in letters of credit issued and outstanding pursuant to our syndicate revolving credit facility, as well as an additional US $39 of letters of credit and US $57 in bank guarantees that were issued and outstanding. These are associated with environmental reclamation and other operating associated items such as insurance, electricity commitments and import and export duties.

b) We and our subsidiaries are defendants in numerous legal actions in the normal course of business. Based on the advice of our legal counsel, management believes that the amounts recognized are sufficient to cover probable losses in connection with such actions.

The provision for contingencies and the related judicial deposits are composed as follows:

	December 31, 2010		December 31, 2009
	Provision for	Judicial	Provision for	Judicial
	contingencies	deposits	contingencies	deposits
Labor and social security claims	748	874	657	657
Civil claims	510	410	582	307
Tax - related actions	746	442	489	175
Others	39	5	35	4

	2,043	1,731	1,763	1,143

Labor and social security related actions principally comprise of claims by current and former Brazilian employees for (i) payment of time spent traveling from their residences to the work-place, (ii) additional health and safety related payments and (iii) various other matters, often in connection with disputes about the amount of indemnities paid upon dismissal and the one-third extra holiday pay.

Civil actions principally relate to claims made against us by contractors in Brazil in connection with losses alleged to have been incurred by them as a result of various past Government economic plans, during which full inflation indexation of contracts was not permitted, as well, as for accidents and land appropriation disputes.

Tax related actions principally comprise challenges initiated by us, of certain taxes on revenues and uncertain tax positions. We continue to vigorously pursue our interests in all the actions but recognize that we probably will incur some losses in the final instance, for which we have made provisions.

Judicial deposits are made by us following court requirements in order to be entitled to either initiate or continue a legal action. These amounts are released to us upon receipt of a final favorable outcome from the legal action, and in the case of an unfavorable outcome, the deposits are transferred to the prevailing party.

Contingencies settled during the year ended 2010, 2009 and December 31, 2008, totaled US $352, US $236 and US $856, respectively. Provisions recognized in the year ended 2010, 2009 and December 31, 2008, totaled US $112, US $294 and US $331, respectively, classified as other operating expenses.

In addition to the contingencies for which we have made provisions, we are defendants in claims where in our opinion, and based on the advice of our legal counsel, the likelihood of loss is reasonably possible but not probable, in the total amount of US $4,787 at December 31, 2010, and for which no provision has been made (2009 – US $4,190).

c) At the time of our privatization in 1997, the Company issued debentures to its then-existing stockholders, including the Brazilian Government. The terms of the debentures, were set to ensure that the pre-privatization stockholders, including the Brazilian Government would participate in possible future financial benefits that could be obtained from exploiting certain mineral resources.

A total of 388,559,056 Debentures were issued at a par value of R $0.01 (one cent), whose value will be restated in accordance with the variation in the General Market Price Index (IGP-M), as set forth in the Issue Deed.

The debentures holders have the right to receive premiums, paid semiannually, equivalent to a percentage of net revenues from specific mine resources as set forth in the indenture.

In April and October 2010 we paid remuneration on these debentures of US $5 and US $5, respectively.

d) We are committed under a take-or-pay agreement to purchase approximately 23,620 thousand metric tons of bauxite from Mineração Rio do Norte S.A. – MRN at a formula driven price, calculated based on the current London Metal Exchange – LME quotation for aluminum. Based on a market price of US $24.50 per metric ton as of December 31, 2010, this arrangement represents the following total commitment per metric ton as of December 31, 2010:

2011	141
2012	145
2013	146
2014	146

578

e)	Description of Leasing Arrangements

Part of our railroad operations include leased facilities. The 30-year lease, renewable for a further 30 years, expires in August, 2026 and is classified as an operating lease. At the end of the lease term, we are required to return the concession and the leased assets. In most cases, management expects that in the normal course of business, leases will be renewed.

The following is a schedule by year of future minimum rental payments required under the railroad operating leases that have initial or remaining non-cancelable lease terms in excess of one year as of December 31, 2010.

2011	90
2012	90
2013	90
2014	90
2015 thereafter	1,068

Total minimum payments required	1,428

The total expenses of operating leases for the years ended December 31, 2010, 2009 and 2008 were US $90, US $80 and US $53, respectively.

During 2008, we entered into operating lease agreements with our joint ventures Nibrasco, Itabrasco and Kobrasco, under which we leased four pellet plants. The lease terms are from 5 to 30 years.

The following is a schedule by year of future minimum rental payments required under the pellet plants operating leases that have initial or remaining non-cancelable lease terms in excess of one year as of December 31, 2010:

2011	107
2012	107
2013	107
2014	107
2015 thereafter	1,092

Total	1,520

The total expenses of operating leases for the years ended December 31, 2010, 2009 and 2008 were US $107, US $114 and US $49, respectively.

f)	Asset retirement obligations

We use various judgments and assumptions when measuring our asset retirement obligations.

Changes in circumstances, law or technology may affect our estimates and we periodically review the amounts accrued and adjust them as necessary. Our accruals do not reflect unasserted claims because we are currently not aware of any such issues. Also the amounts provided are not reduced by any potential recoveries under cost sharing, insurance or indemnification arrangements because such recoveries are considered uncertain.

The changes in the provisions for asset retirement obligations are as follows:

	Year ended as of December, 31
	2010	2009
Beginning of period	1,116	887
Accretion expense	113	75
Liabilities settled in the current period	(45)	(46)
Revisions in estimated cash flows(*)	125	(23)
Cumulative translation adjustment	59	223

End of period	1,368	1,116

Current liabilities	75	89
Non-current liabilities	1,293	1,027

Total	1,368	1,116

(*) Includes US $44 for the purchase of Vale Fertilizantes S.A. and Vale Fosfatados S.A.

Other expenses	12 Months Ended
Dec. 31, 2010
Other expenses [Abstract]
Other expenses

22	Other expenses

The income statement line “Other operating expenses” totaled US $2,205 for the year ended December 31, 2010, (US $1,522 in 2009 and US $1,254 in 2008). It includes pre – operational expenses of US $360 (US $0 in 2009 and US $0 in 2008), loss of material of US $108 (US $9 in 2009 and US $199 in 2008) and idle capacity and stoppage operations expenses of US $757 (US $880 in 2009 and US $0 in 2008). In 2008, we also had US $204 of expenses relating to tax assessments on transportation services and US $65 of expenses relating to write-off of intangible asset (patent rights).

Fair value disclosure of financial assets and liabilities	12 Months Ended
Dec. 31, 2010
Fair value disclosure of financial assets and liabilities [Abstract]
Fair value disclosure of financial assets and liabilities

23	Fair value disclosure of financial assets and liabilities

The Financial Accounting Standards Board, through Accounting Standards Codification and Accounting Standards Updates, defines fair value and set out a framework for measuring fair value, which refers to valuation concepts and practices and requires certain disclosures about fair value measurements.

a)	Measurements

The pronouncements define fair value as the exchange price that would be received for an asset, or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability, in an orderly transaction between market participants on the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. Based on these approaches, the Company often utilizes certain assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and or the risks inherent in the inputs to the valuation technique.

These inputs can be readily observable, market corroborated, or generally unobservable inputs. The Company utilizes techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. Under this standard, those inputs used to measure the fair value are required to be classified on three levels. Based on the characteristics of the inputs used in valuation techniques the Company is required to provide the following information according to the fair value hierarchy. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values. Financial assets and liabilities carried at fair value are classified and disclosed as follows:

Level 1 – Unadjusted quoted prices on an active, liquid and visible market for identical assets or liabilities that are accessible at the measurement date;

Level 2  – Quoted prices for identical or similar assets or liabilities on active markets, inputs other than quoted prices that are observable, either directly or indirectly, for the term of the asset or liability;

Level 3  – Assets and liabilities, for which quoted prices do not exist, or those prices or valuation techniques are supported by little or no market activity, unobservable or illiquid. At this point, fair market valuation becomes highly subjective.

b)	Measurements on a recurring basis

The description of the valuation methodologies used for recurring assets and liabilities measured at fair value in the Company’s Consolidated Balance Sheet at December 31, 2010 and 2009 are summarized below:

•	Available-for-sale securities
They are securities that are not classified either as held-for-trading or as held-to-maturity for strategic reasons and have readily available market prices. We evaluate the carrying value of some of our investments in relation to publicly quoted market prices when available. When there is no market value, we use inputs other than quoted prices.

•	Derivatives
The market approach is used to estimate the fair value of the swaps discounting their cash flows using the interest rate of the currency they are denominated and, also for the commodities contracts, since the fair value is computed by using forward curves for each commodity.

•	Debentures
The fair value is measured by the market approach method, and the reference price is available on the secondary market.

The tables below present the balances of assets and liabilities measured at fair value on a recurring basis as follows:

	As of December 31, 2010
	Carrying amount	Fair value	Level 1	Level 2
Available-for-sale securities	12	12	12	-
Unrealized gain on derivatives	257	257	1	256
Debentures	(1,284)	(1,284)	-	(1,284)

	As of December 31, 2009
	Carrying amount	Fair value	Level 1	Level 2
Available-for-sale securities	17	17	17	-
Unrealized gains on derivatives	832	832	-	832
Debentures	(752)	(752)	-	(752)

c)	Measurements on a non-recurring basis

The Company also has assets under certain conditions that are subject to measurement at fair value on a non-recurring basis. These assets include goodwill and assets acquired and liabilities assumed in business combinations. During the year ended December 31, 2010, we have not recognized any additional impairment for those items.

d)	Financial Instruments

Long-term debt

The valuation method used to estimate the fair value of our debt is the market approach for the contracts that are quoted on the secondary market, such as bonds and debentures. The fair value of both fixed and floating rate debt is determined by discounting future cash flows of Libor and Vale’s bonds curves (income approach).

Time deposits

The method used is the income approach, through the prices available on the active market. The fair value is close to the carrying amount due to the short-term maturities of the instruments.

Our long-term debt is reported at amortized cost, and the income of time deposits is accrued monthly according to the contract rate. The estimated fair value measurement is disclosed as follows:

	As of December 31, 2010
	Carrying amount	Fair value	Level 1	Level 2
Time deposits	1,793	1,793	-	1,793
Long-term debt (less interests)(*)	(24,071)	(25,264)	(19,730)	(5,534)

	As of December 31, 2009
	Carrying amount	Fair value	Level 1	Level 2
Time deposits	3,747	3,747	-	3,747
Long-term debt (less interests)(*)	(22,544)	(23,344)	(12,424)	(10,920)
(*) Less accrued charges of US $343 and US $287 as of December 31, 2010 and December 31, 2009, respectively.

Segment and geographical information	12 Months Ended
Dec. 31, 2010
Segment and geographical information [Abstract]
Segment and geographical information

24	Segment and geographical information

We adopt disclosures about segments of an enterprise and related information with respect to the information we present about our operating segments. The relevant standard requiring such disclosures introduced a “management approach” concept for reporting segment information, whereby such information is required to be reported on the basis that the chief decision-maker uses internally for evaluating segment performance and deciding how to allocate resources to segments. In line with our strategy to become a leading global player in the fertilizer business, on May 27, 2010 we acquired 58.6% of the equity capital of Fertilizantes Fosfatados S.A. – Fosfertil (Fosfertil) and the Brazilian fertilizer assets of Bunge Participações e Investimentos S.A. (BPI), currently renamed Vale Fosfatados S.A.. Considering this new segment acquisition, fertilizers, and the related reorganization that occurred for the operating segments are:

Bulk Material – comprised of iron ore mining and pellet production, as well as our Brazilian Northern and Southern transportation systems, including railroads, ports and terminals, as they pertain to mining operations. Manganese mining and ferroalloys are also included in this segment.

Base Metals – comprised of the production of non-ferrous minerals, including nickel (co-products and by-products), copper and aluminum – comprised of aluminum trading activities, alumina refining and aluminum metal smelting and investments in joint ventures and affiliates engaged in bauxite mining.

Fertilizers – comprised of the three important groups of nutrients: potash, phosphates and nitrogen. This business is being formed through a combination of acquisitions and organic growth.

Logistic Services – comprised of our transportation systems as they pertain to the operation of our ships, ports and railroads for third-party cargos.

Others – comprised of our investments in joint ventures and affiliates engaged in other businesses.

Information presented to senior management with respect to the performance of each segment is generally derived directly from the accounting records maintained in accordance with accounting practices adopted in Brazil together with certain minor inter-segment allocations.

Consolidated net income and principal assets are reconciled as follows:

Results by segment – before eliminations (aggregated)

	Year Ended as of December 31,
	2010							2009							2008
	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Elimination	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Elimination	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Elimination	Consolidated

RESULTS

Gross revenues	59,573	10,805	1,990	1,727	719	(28,333)	46,481	25,940	8,886	413	1,168	446	(12,914)	23,939	38,288	14,714	295	1,691	245	(16,724)	38,509

Cost and expenses	(36,682)	(8,521)	(1,814)	(1,382)	(582)	28,333	(20,648)	(17,880)	(7,769)	(158)	(876)	(410)	12,914	(14,179)	(24,542)	(9,658)	(128)	(1,097)	(218)	16,724	(18,919)

Research and development	(289)	(277)	(72)	(75)	(165)	-	(878)	(235)	(207)	(46)	(57)	(436)	-	(981)	(380)	(372)	(8)	(101)	(224)	-	(1,085)

Depreciation, depletion and amortization	(1,538)	(1,359)	(200)	(146)	(17)	-	(3,260)	(1,205)	(1,356)	(29)	(126)	(6)	-	(2,722)	(1,054)	(1,604)	(19)	(128)	(2)	-	(2,807)

Impairment of goodwill	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	(950)	-	-	-	-	(950)

Operating income	21,064	648	(96)	124	(45)	-	21,695	6,620	(446)	180	109	(406)	-	6,057	12,312	2,130	140	365	(199)	-	14,748

Financial income	2,557	778	22	16	10	(3,093)	290	2,439	12	-	8	711	(2,789)	381	3,048	798	-	10	1	(3,255)	602

Financial expenses	(3,873)	(1,718)	(13)	(36)	(99)	3,093	(2,646)	(2,982)	(653)	-	(17)	(695)	2,789	(1,558)	(3,515)	(1,490)	-	(15)	-	3,255	(1,765)

Gains (losses) on derivatives, net	772	(141)	-	-	-	-	631	1,647	(119)	-	-	-	-	1,528	(719)	(93)	-	-	-	-	(812)

Foreign exchange and monetary gains (losses), net	109	208	65	(28)	(10)	-	344	173	445	-	(11)	68	-	675	764	(265)	-	(32)	(103)	-	364

Discontinued Operations, Net of tax	-	(143)	-	-	-	-	(143)	-	-	-	-	-	-	-	-	-	-	-	-	-	-

Gain on sale of investments	-	-	-	-	-	-	-	87	(108)	-	-	61	-	40	-	80	-	-	-	-	80

Equity in results of affiliates and joint

ventures and change in provision for

losses on equity investments	1,013	(10)	-	94	(110)	-	987	328	(28)	-	143	(10)	-	433	612	28	-	133	21	-	794

Income taxes	(3,980)	240	(12)	20	27	-	(3,705)	(2,613)	525	-	(11)	(1)	-	(2,100)	143	(697)	-	23	(4)	-	(535)

Noncontrolling interests	5	(209)	19	-	(4)	-	(189)	17	(121)	-	-	(3)	-	(107)	(8)	(256)	-	-	6	-	(258)

Net income attributable to the Company’s stockholders	17,667	(347)	(15)	190	(231)	-	17,264	5,716	(493)	180	221	(275)	-	5,349	12,637	235	140	484	(278)	-	13,218

Sales classified by geographic destination:

Foreign market

America, except United States	1,332	1,496	42	12	7	(879)	2,010	465	1,368	-	4	10	(595)	1,252	1,805	2,215	-	1	-	(1,201)	2,820

United States	128	774	-	-	2	(76)	828	37	824	-	-	35	(64)	832	648	2,201	-	1	9	(392)	2,467

Europe	13,147	3,306	6	-	16	(7,563)	8,912	6,136	2,618	-	-	8	(4,726)	4,036	11,224	4,132	-	26	-	(5,933)	9,449

Middle East/Africa/Oceania	2,655	264	18	-	-	(1,147)	1,790	1,005	233	-	-	-	(707)	531	2,058	394	-	-	-	(952)	1,500

Japan	6,927	1,425	-	-	8	(3,120)	5,240	2,551	972	-	-	4	(1,115)	2,412	4,761	1,893	-	1	-	(1,918)	4,737

China	26,071	964	-	-	-	(11,656)	15,379	12,084	878	-	63	-	(4,022)	9,003	9,747	887	-	21	-	(3,949)	6,706

Asia, other than Japan and China	4,833	1,788	13	-	-	(2,462)	4,172	1,883	1,258	-	-	-	(923)	2,218	3,703	1,946	-	1	2	(1,497)	4,155

Brazil	4,480	788	1,911	1,715	686	(1,430)	8,150	1,779	735	413	1,101	389	(762)	3,655	4,342	1,046	295	1,640	234	(882)	6,675

	59,573	10,805	1,990	1,727	719	(28,333)	46,481	25,940	8,886	413	1,168	446	(12,914)	23,939	38,288	14,714	295	1,691	245	(16,724)	38,509

Operating segment – after eliminations (disaggregated)

	As of and for the year ended December 31,
	2010
						Depreciation,			Addition to
				Cost and		depletion and		Property, plant and	property, plant and
	Revenue	Value added tax	Net revenues	expenses	Operating profit	amortization	Operating income	equipment, net	equipment	Investments
Bulk Material
Iron ore	26,384	(366)	26,018	(7,364)	18,654	(1,307)	17,347	30,412	4,015	107
Pellets	6,402	(266)	6,136	(2,515)	3,621	(110)	3,511	1,445	353	1,058
Manganese	258	(7)	251	(136)	115	(10)	105	24	2	-
Ferroalloys	664	(62)	602	(306)	296	(26)	270	292	26	-
Coal	770	-	770	(856)	(86)	(83)	(169)	3,020	499	223
Pig iron	31	-	31	(29)	2	(2)	-	123	1	-

	34,509	(701)	33,808	(11,206)	22,602	(1,538)	21,064	35,316	4,896	1,388
Base Metals
Nickel and other products(*)	4,712	-	4,712	(3,402)	1,310	(1,145)	165	28,623	1,880	23
Copper concentrate	934	(29)	905	(621)	284	(87)	197	3,579	1,072	90
Aluminum products	2,554	(32)	2,522	(2,109)	413	(127)	286	395	342	152

	8,200	(61)	8,139	(6,132)	2,007	(1,359)	648	32,597	3,294	265
Fertilizers
Potash	280	(11)	269	(269)	-	(29)	(29)	474	355	-
Phosphates	1,211	(47)	1,164	(1,070)	94	(121)	(27)	7,560	438	-
Nitrogen	337	(43)	294	(285)	9	(50)	(41)	809	47	-
Others fertilizers products	18	(6)	12	(11)	1	-	1	146	3	-

	1,846	(107)	1,739	(1,635)	104	(200)	(96)	8,989	843	-
Logistics
Railroads	1,107	(183)	924	(716)	208	(123)	85	1,278	160	511
Ports	353	(47)	306	(236)	70	(23)	47	1,044	783	-
Ships	5	-	5	(13)	(8)	-	(8)	-	-	135

	1,465	(230)	1,235	(965)	270	(146)	124	2,322	943	646
Others	461	(89)	372	(400)	(28)	(17)	(45)	3,872	2,671	2,198

	46,481	(1,188)	45,293	(20,338)	24,955	(3,260)	21,695	83,096	12,647	4,497

(*) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

Operating segment – after eliminations (disaggregated)

	As of and for the year ended December 31,
	2009
						Depreciation,		Property, plant	Addition to
		Value added		Cost and	Operating	depletion and	Operating	and equipment,	property, plant
	Revenue	tax	Net revenues	expenses	profit	amortization	income	net	and equipment	Investments
Bulk Material
Iron ore	12,831	(172)	12,659	(4,957)	7,702	(1,043)	6,659	21,736	3,361	107
Pellets	1,352	(92)	1,260	(1,165)	95	(76)	19	947	84	1,050
Manganese	145	(2)	143	(103)	40	(9)	31	25	4	-
Ferroalloys	372	(45)	327	(278)	49	(15)	34	261	112	-
Coal	505	-	505	(549)	(44)	(61)	(105)	1,723	362	243
Pig iron	45	-	45	(63)	(18)	-	(18)	144	48	-

	15,250	(311)	14,939	(7,115)	7,824	(1,204)	6,620	24,836	3,971	1,400
Base Metals
Nickel and other products(*)	3,947	-	3,947	(3,292)	655	(1,016)	(361)	23,967	1,464	30
Kaolin	173	(9)	164	(146)	18	(34)	(16)	190	53	-
Copper concentrate	682	(19)	663	(462)	201	(72)	129	4,127	558	80
Aluminum products	2,050	(37)	2,013	(1,969)	44	(235)	(191)	4,663	143	143

	6,852	(65)	6,787	(5,869)	918	(1,357)	(439)	32,947	2,218	253
Fertilizers
Potash	413	(17)	396	(187)	209	(29)	180	159	-	-

	413	(17)	396	(187)	209	(29)	180	159	-	-
Logistics
Railroads	838	(137)	701	(539)	162	(97)	65	1,045	96	468
Ports	264	(38)	226	(161)	65	(29)	36	1,441	106	-
Ships	2	-	2	(9)	(7)	-	(7)	1,104	738	125

	1,104	(175)	929	(709)	220	(126)	94	3,590	940	593
Others	320	(60)	260	(652)	(392)	(6)	(398)	6,105	967	2,339

	23,939	(628)	23,311	(14,532)	8,779	(2,722)	6,057	67,637	8,096	4,585

(*) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

Operating segment – after eliminations (disaggregated)

	As of and for the year ended December 31,
	2008
									Property,	Addition to
						Depreciation,			plant and	property,
		Value		Cost and		depletion and	Impairment	Operating	equipment,	plant and
	Revenue	added tax	Net revenues	expenses	Net	amortization	of goodwill	income	net	equipment	Investments
Bulk Material
Iron ore	17,775	(364)	17,411	(6,547)	10,864	(876)	-	9,988	14,595	3,645	47
Pellets	4,301	(189)	4,112	(2,394)	1,718	(112)	-	1,606	645	127	721
Manganese	266	(15)	251	(77)	174	(5)	-	169	18	3	-
Ferroalloys	1,211	(128)	1,083	(457)	626	(22)	-	604	166	32	-
Coal	577	-	577	(441)	136	(33)	-	103	826	144	187
Pig iron	146	-	146	(67)	79	(3)	-	76	144	122	-

	24,276	(696)	23,580	(9,983)	13,597	(1,051)	-	12,546	16,394	4,073	955
Base Metals
Nickel and other products(*)	7,829	-	7,829	(4,425)	3,404	(1,323)	(950)	1,131	21,525	2,813	53
Kaolin	209	(9)	200	(213)	(13)	(32)	-	(45)	199	6	-
Copper concentrate	893	(22)	871	(683)	188	(77)	-	111	3,543	283	-
Aluminum products	3,042	(66)	2,976	(2,288)	688	(172)	-	516	3,831	440	140

	11,973	(97)	11,876	(7,609)	4,267	(1,604)	(950)	1,713	29,098	3,542	193
Fertilizers
Potash	295	(16)	279	(120)	159	(19)	-	140	159	43	-

	295	(16)	279	(120)	159	(19)	-	140	159	43	-
Logistics
Railroads	1,303	(205)	1,098	(749)	349	(103)	-	246	760	121	326
Ports	304	(39)	265	(198)	67	(26)	-	41	1,441	242	-
Ships	-	-	-	-	-	-	-	-	374	343	94

	1,607	(244)	1,363	(947)	416	(129)	-	287	2,575	706	420
Others	358	(30)	328	(262)	66	(4)	-	62	228	608	840

	38,509	(1,083)	37,426	(18,921)	18,505	(2,807)	(950)	14,748	48,454	8,972	2,408

(*) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

Related party transactions	12 Months Ended
Dec. 31, 2010
Related party transactions [Abstract]
Related party transactions

25	Related party transactions

Balances from transactions with major related parties are as follows:

			As of December 31,
		2010		2009
	Assets	Liabilities	Assets	Liabilities
AFFILIATED COMPANIES AND JOINT VENTURES
Companhia Hispano-Brasileira de Pelotização – HISPANOBRÁS	264	300	34	34
Companhia Ítalo-Brasileira de Pelotização – ITABRASCO	-	10	1	6
Companhia Nipo-Brasileira de Pelotização – NIBRASCO	-	23	-	22
Companhia Coreano-Brasileira de Pelotização – KOBRASCO	-	4	1	5
Baovale Mineração SA	3	30	2	22
Minas da Serra Geral SA – MSG	-	9	-	26
MRS Logística SA	1	15	10	418
Mineração Rio Norte SA	2	25	-	25
Samarco Mineração SA	61	-	55	-
Teal Minerals Incorporated	-	-	84	-
Korea Nickel Corporation	-	-	11	-
Mitsui & CO, LTD	-	61	-	26
Others	229	84	24	29

	560	561	222	613

Current	531	559	186	496

Long-term	29	2	36	117

These balances are included in the following balance sheet classifications:

			As of December 31,
		2010		2009
	Assets	Liabilities	Assets	Liabilities
Current assets
Accounts receivable	435	-	79	-
Loans and advances to related parties	96	-	107	-
Non-current assets
Loans and advances to related parties	29	-	36	-
Current liabilities
Suppliers	-	538	-	463
Loans from related parties	-	21	-	33
Non-current liabilities
Long-term debt	-	2	-	117

	560	561	222	613

Income and expenses from the principal transactions and financial operations carried out with major related parties are as follows:

	Year ended as of December 31,
	2010		2009		2008
	Income	Expense	Income	Expense	Income	Expense
AFFILIATED COMPANIES AND JOINT VENTURES
Companhia Nipo-Brasileira de Pelotização – NIBRASCO	-	149	29	47	105	393
Samarco Mineração SA	448	-	97	-	259	-
Companhia Ítalo-Brasileira de Pelotização – ITABRASCO	-	50	-	18	240	163
Companhia Hispano-Brasileira de Pelotização – HISPANOBRÁS	462	513	85	75	342	378
Companhia Coreano-Brasileira de Pelotização – KOBRASCO	-	117	-	29	101	234
Usinas Siderúrgicas de Minas Gerais SA – USIMINAS(*)	-	-	46	-	651	-
Mineração Rio Norte SA	-	156	-	210	-	249
MRS Logística SA	16	561	12	484	9	829
Others	17	18	19	29	34	34

	943	1,564	288	892	1,741	2,280

(*) Sold in April 2009.

These amounts are included in the following statement of income line items:

	Year ended as of December 31,
	2010		2009		2008
	Income	Expense	Income	Expense	Income	Expense
Sales / Cost of iron ore and pellets	910	785	233	193	1,698	1,369
Revenues / expense from logistic services	23	603	26	457	25	624
Sales / Cost of aluminum products	-	156	-	210	-	249
Financial income/expenses	10	20	29	32	18	38

	943	1,564	288	892	1,741	2,280

Additionally we have loans payable to Banco Nacional de Desenvolvimento Social and BNDES Participações S.A in the amounts of US $2,172 and US $739 respectively, accruing interest at market rates, which fall due through 2029. The operations generated interest expenses of US $147. We also maintain cash equivalent balances with Banco Bradesco S.A. in the amount of US $574 it December 31, 2010. The effect of these operations in results was US $5.

Derivative financial instruments	12 Months Ended
Dec. 31, 2010
Derivative financial instruments [Abstract]
Derivative financial instruments

26	Derivative financial instruments

Risk management policy

Vale has developed its risk management strategy in order to provide an integrated approach of the risks the Company is exposed to. To do that, Vale evaluates not only the impact of market risk factors in the business results (market risk), but also the risk arising from third party obligations with Vale (credit risk) and those risks inherent in Vale’s operational processes (operational risk).

Vale considers that the effective management of risk is a key objective to support its growth strategy and financial flexibility. The risk reduction on Vale’s future cash flows contributes to a better perception of the Company’s credit quality, improving its ability to access different markets. As a commitment to the risk management strategy, the Board of Directors has established an enterprise-wide risk management policy and a risk management committee.

The risk management policy determines that Vale should evaluate regularly its cash flow risks and potential risk mitigation strategies. Whenever considered necessary, mitigation strategies should be put in place to reduce cash flow volatility. The executive board is responsible for the evaluation and approval of long-term risk mitigation strategies recommended by the risk management committee.

The risk management committee assists our executive officers in overseeing and reviewing our enterprise risk management activities including the principles, policies, process, procedures and instruments employed to manage risk. The risk management committee reports periodically to the executive board on how risks have been monitored, what are the most important risks we are exposed to and their impact on cash flows.

The risk management policy and procedures, that complement the normative of risk management governance model, explicitly prohibit speculative transactions with derivatives and require the diversification of operations and counterparties.

Besides the risk management governance model, Vale has put in place a well defined corporate governance structure. The recommendation and execution of the derivative transactions are implemented by independent areas. The strategy and risk management department is responsible for defining and proposing to the risk management committee market risk mitigation strategies consistent with Vale’s and its wholly owned subsidiaries corporate strategy. The finance department is responsible for the execution of the risk mitigation strategies through the use of derivatives. The independence of the areas guarantees an effective control on these operations.

When measuring our exposures, the correlations between market risk factors are taken into consideration once we must be able to evaluate the net impact on our cash flows from all main market variables. We are also able to identify a natural diversification of products and currencies in our portfolio and therefore a natural reduction of the overall risk of the Company.

The consolidated market risk exposure and the portfolio of derivatives are measured monthly and monitored in order to evaluate the financial results and market risk impacts on our cash flow, as well as to guarantee that the initial goals will be achieved. The mark-to-market of the derivatives portfolio is reported weekly to management.

Considering the nature of Vale’s business and operations, the main market risk factors which the Company is exposed are:

•	Interest rates;

•	Foreign exchange;

•	Product prices and input costs

Foreign exchange and interest rate risk

Vale’s cash flows are exposed to volatility of several different currencies. While most of our product prices are indexed to the US dollars, most of our costs, disbursements and investments are indexed to currencies other than the US dollar, mainly the Brazilian real and Canadian dollar.

Derivative instruments may be used to reduce Vale’s potential cash flow volatility arising from its currency mismatch. Vale’s foreign exchange and interest rate derivative portfolio consists, basically, of interest rate swaps to convert floating cash flows in Brazilian real to fixed or floating US dollar cash flows, without any leverage.

Vale is also exposed to interest rate risks on loans and financings. Our floating rate debt consists mainly of loans including export pre-payments, commercial banks and multilateral organizations loans.

In general, our US dollars floating rate debt is subject to changes in the LIBOR (London Interbank Offer Rate in US dollars). To mitigate the impact of the interest rate volatility on its cash flows, Vale takes advantage of natural hedges resulting from the correlation of metal prices and US dollar floating rates. When natural hedges are not present, we may opt to look for the same effect by using financial instruments.

Our Brazilian real denominated debt subject to floating interest rates refers to debentures, loans obtained from Banco Nacional de Desenvolvimento Econômico e Social (BNDES) and property and services acquisition financing in the Brazilian market. These debts are mainly linked to CDI and TJLP.

The swap transactions used to convert debt linked to Brazilian reais into U.S. Dollars have similar – and sometimes shorter – settlement dates than the final maturity of the debt instruments. Their amounts are similar to the principal and interest payments, subjected to liquidity market conditions. The swaps with shorter settlement date than the debts’ final maturity are renegotiated through time so that their final maturity match – or become closer – to the debt final maturity. At each settlement date, the results on the swap transactions partially offset the impact of the foreign exchange rate in our obligations, contributing to stabilize the cash disbursements in U.S. Dollars for the interest and/or principal payment of our Brazilian Real denominated debt.

In the event of an appreciation (depreciation) of the Brazilian real against the US dollar, the negative (positive) impact on our Brazilian real denominated debt obligations (interest and/or principal payment) measured in US dollars will be partially offset by a positive (negative) effect from a swap transaction, regardless of the US dollar / Brazilian real exchange rate on the payment date.

We have other exposures associated with our outstanding debt portfolio. In order to reduce cash flow volatility associated with a financing from KFW (Kreditanstalt Für Wiederaufbau) indexed to Euribor, Vale entered into a swap contract where the cash flows in Euros are converted into cash flows in US dollars. We have also entered into a swap to convert the cash flow from a debt instrument issued originally in Euro into US dollars. In this derivative transaction, we receive fixed interest rates in Euros and pay fixed interest rates in US dollars.

In order to reduce the cash flows volatility associated with the foreign exchange exposure from some coal fixed price sales, Vale purchased forward Australian dollars.

Product price risk

Vale is also exposed to several market risks associated with commodities price volatilities. Currently, our derivative transactions include nickel, aluminum, coal, copper, bunker oil and maritime freight (FFA) derivatives and all have the same purpose of mitigating Vale’s cash flow volatility.

Nickel – The Company has the following derivative instruments in this category:

•	Strategic derivative program – in order to protect our cash flows in 2010 and 2011, we entered into derivative transactions where we fixed the prices of some of our nickel sales during the period.

•	Fixed price sales program – we use to enter into nickel future contracts on the London Metal Exchange (LME) with the purpose of maintaining our exposure to nickel price variation, regarding the fact that, in some cases, the commodity is sold at a fixed price to some customers. Whenever the ‘Strategic derivative program’ is executed, the ‘Fixed price sales program’ is interrupted.

•	Nickel purchase program – Vale has also sold nickel futures on the LME, in order to minimize the risk of mismatch between the pricing on the costs of intermediate products and finished goods.

Aluminum – In order to protect our cash flow in 2010, we entered into derivatives transactions where we fixed the prices of some of our aluminum sales during the period. Aluminum operations are available for sale since June 2010.

Coal – In order to protect our cash flow in 2010, we entered into derivatives transactions where we fixed the prices of some of our coal sales during the period.

Copper – We entered into derivatives transactions in order to reduce the cash flow volatility due to the quotation period mismatch between the pricing period of copper scrap purchase and the pricing period of final products sale to the clients.

Bunker Oil – In order to reduce the impact of bunker oil price fluctuation on Vale’s freight hiring and, therefore, on Vale’s cash flow, Vale implemented a derivative program that consists of forward purchases and swaps.

Maritime Freight – In order to reduce the impact of freight price fluctuations on the Company’s cash flows, Vale implemented a derivative program that consists of purchasing Forward Freight Agreements (FFA).

Embedded derivatives – In addition to the contracts mentioned above, Vale Inco Ltd., Vale’s wholly-owned subsidiary, has nickel concentrate and raw materials purchase agreements, where there are provisions based on the movement of nickel and copper prices. These provisions are considered embedded derivatives. There is also an embedded derivative related to energy purchase in our subsidiary Albras on which there is a premium that can be charged based on the movement of aluminum prices. Aluminum operations are available for sale since June 2010.

Under the Standard Accounting for Derivative Financial Instruments and Hedging Activities, all derivatives, whether designated in hedging relationships or not, are required to be recorded in the balance sheet at fair value and the gain or loss in fair value is included in current earnings, unless if qualified as hedge accounting. A derivative must be designated in a hedging relationship in order to qualify for hedge accounting. These requirements include a determination of what portions of hedges are deemed to be effective versus ineffective. In general, a hedging relationship is effective when a change in the fair value of the derivative is offset by an equal and opposite change in the fair value of the underlying hedged item. In accordance with these requirements, effectiveness tests are performed in order to assess effectiveness and quantify ineffectiveness for all designated hedges.

At December 31, 2010, we had outstanding positions designated as cash flow hedge. A cash flow hedge is a hedge of the exposure to variability in expected future cash flows that is attributable to a particular risk, such as a forecasted purchase or sale. If a derivative is designated as cash flow hedge, the effective portion of the changes in the fair value of the derivative is recorded in other comprehensive income and recognized in earnings when the hedged item affects earnings. However, the ineffective portion of changes in the fair value of the derivatives designated as hedges is recognized in earnings. If a portion of a derivative contract is excluded for purposes of effectiveness testing, such as time value, the value of such excluded portion is included in earnings.

The assets and liabilities balances of derivatives measured at fair value and the effects of their recognition are shown in the following tables:

					Liabilities
	Assets
					As of December 31,
	As of December 31,
					2010		2009
	2010		2009
	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term
Derivatives not designated as hedge

Foreign exchange and interest rate risk
CDI & TJLP vs. floating & fixed swap	-	300	-	794	-	-	-	-
EURO floating rate vs. USD floating rate swap	1	-	-	1	-	-	-	-
USD floating rate vs. fixed USD rate swap	-	-	-	-	4	-	7	1
EuroBond Swap	-	-	-	-	-	8	-	-
Pre Dollar Swap	-	1	-	-	-	-	-	-
AUD floating rate vs. fixed USD rate swap	2	-	-	9	-	-	-	-

	3	301	-	804	4	8	7	1
Commodities price risk
Nickel
Fixed price program	13	-	12	2	12	-	3	8
Strategic program	-	-	-	-	15	-	32	-
Aluminum	-	-	-	-	-	-	16	-
Bunker Oil Hedge	16	-	49	-	-	-	-	-
Coal	-	-	-	-	2	-	-	-
Maritime Freight Hiring Protection Program	-	-	29	-	2	-	-	-

	29	-	90	2	31	-	51	8
Derivatives designated as hedge
Foreign exchange cash flow hedge	20	-	15	59	-	-	-	-
Strategic Nickel	-	-	-	-	-	53	-	-
Aluminum	-	-	-	-	-	-	71	-

	20	-	15	59	-	53	71	-

Total	52	301	105	865	35	61	129	9

The following table presents the effects of derivatives for the periods ended:

	Amount of gain or (loss) recognized as financial income
	(expense)			Financial settlement			Amount of gain or (loss) recognized in OCI
	Year ended as of December 31,			Year ended as of December 31,			Year ended as of December 31,
	2010	2009	2008	2010	2009	2008	2010	2009	2008

Derivatives not designated as hedge

Foreign exchange and interest rate risk

CDI & TJLP vs. USD fixed and floating rate swap	451	1,598	48	(956)	(243)	(397)	-	-	-

EURO floating rate vs. USD floating rate swap	(1)	-	(684)	1	(1)	1	-	-	-

USD floating rate vs. USD fixed rate swap	(2)	(2)	7	3	8	-	-	-	-

Swap Convertibles	37	-	-	(37)	-	-	-	-	-

Swap NDF	4	-	-	(2)	-	-	-	-	-

EuroBond Swap	(5)	-	-	(1)	-	-	-	-	-

Pre Dollar Swap	-	-	-	-	-	-	-	-	-

AUD floating rate vs. fixed USD rate swap	3	14	-	(9)	(5)	-	-	-	-

	487	1,610	(629)	(1,001)	(241)	(396)	-	-	-

Commodities price risk

Nickel

Fixed price program	4	5	(102)	(7)	79	48	-	-	-

Purchase program	-	-	21	-	-	-	-	-	-

Strategic program	(87)	(95)	(3)	105	73	-	-	-	-

Copper

Purchased scrap protection program	-	-	(23)	-	-	201	-	-	-

Strategic hedging program	-	-	(6)	-	-	(30)	-	-	-

Platinum	-	-	(5)	-	-	26	-	-	-

Gold	-	-	(30)	-	-	42	-	-	-

Natural gas	-	(4)	4	-	6	-	-	-	-

Aluminum	-	-	(68)	16	-	122	-	-	-

Maritime Freight Hiring Protection Program	(5)	66	-	(24)	(37)	-	-	-	-

Coal	(4)	-	-	3	-	-	-	-	-

Bunker Oil Hedge	4	50	(17)	(34)	(16)	-	-	-	-

	(88)	22	(229)	59	105	409	-	-	-

Embedded derivatives:

For nickel concentrate costumer sales	-	(25)	29	-	(14)	-	-	-	-

Customer raw material contracts	-	(76)	10	-	-	(10)	-	-	-

Energy – Aluminum options	(51)	-	13	-	-	-	-	-	-

	(51)	(101)	52	-	(14)	(10)	-	-	-

Derivatives designated as hedge

Bunker Oil Hedge	-	(16)	(6)	-	4	-	-	-	-

Aluminum	-	13	-	47	-	-	31	(36)	(29)

Strategic Nickel	(1)	-	-	-	-	-	(52)	-	-

Foreign exchange cash flow hedge	284	-	-	(330)	-	-	(5)	38	-

	283	(3)	(6)	(283)	4	-	(26)	2	(29)

Total	631	1,528	(812)	(1,225)	(146)	3	(26)	2	(29)

The following table presents the effects of derivatives for the periods ended:

Unrealized gains (losses) in the period are included in our income statement under the caption of gains (losses) on derivatives, net.

Final maturity dates for the above instruments are as follows:

Interest rates/ Currencies	December 2019
Aluminum	December 2010
Bunker Oil	December 2011
Freight	December 2010
Nickel	December 2012
Copper	February 2011
Coal	December 2010

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2010
Summary Of Significant Accounting Policies (Policies) [Abstract]
Basis of presentation

a)	Basis of presentation

We have prepared our consolidated financial statements in accordance with United States generally accepted accounting principles (“US GAAP”), which differ in certain respects from the accounting practices adopted in Brazil (“Brazilian GAAP”), compliant with International Financial Reporting Standards (“IFRS”) as issued by the IASB, which are the basis for our statutory financial statements.

These financial statements reflect the retrospective adoption of the new segment information as of December 31, 2010 and the three years then ended as shown in Note 24. The new segment information was set up during 2010 based on new acquisitions and project developments. The information disclosed under Notes 15 and 24 retroactively reflects these changes for all periods covered by those Financial Statements.

Since December 2007, significant modifications have been made to Brazilian GAAP as part of a convergence project with International Financial Reporting Standards (“IFRS”) and as from December 31, 2010, the convergence will be completed and therefore IFRS will be the accounting practice adopted in Brazil. The Company does not expect to discontinue the US GAAP reporting during 2011.

The Brazilian Real is the parent Company’s functional currency. We have selected the US dollar as our reporting currency.

All assets and liabilities have been translated to US dollars at the closing rate of exchange at each balance sheet date (or, if unavailable, the first available exchange rate). All statement of income accounts have been translated to US dollars at the average exchange rates prevailing during the respective periods. Capital accounts are recorded at historical exchange rates. Translation gains and losses are recorded in the Cumulative Translation Adjustments account (“CTA”) in stockholders’ equity.

The results of operations and financial position of our entities that have a functional currency other than the US dollar, have been translated into US dollars and adjustments to translate those statements into US dollars are recorded in the CTA in stockholders’ equity.

The exchange rates used to translate the assets and liabilities of the Brazilian operations at December 31, 2010 and 2009, were R $1.6662 and R $1.7412, respectively.

The net transaction gain (loss) included in our statement of income (“Foreign exchange and indexation gains (losses), net”) was US $102, US $665 and US $(1,011) in the years ended December 31, 2010, 2009 and 2008, respectively.

The Company has performed an evaluation of subsequent events through February 24, 2011 which is the date the financial statements were issued.

Cash equivalents and short-term investments

b)	Cash equivalents and short-term investments

Cash flows from overnight investments and fundings are reported net. Short-term investments that have a ready market and original maturities of 90 days or less are classified as “Cash equivalents”. The remaining investments, between 91 day and 360 day maturities are stated at fair value and presented as “Short-term investments”.

Long-term

c)	Long-term
Assets and liabilities that are realizable or due more than 12 months after the balance sheet date are classified as long-term.
Inventories

d)	Inventories

Inventories are recorded at the average cost of purchase or production, reduced to market value (net realizable value less a reasonable margin) when lower. Stockpiled inventories are accounted for as processed when they are removed from the mine. The cost of finished goods of comprises depreciation and all direct costs necessary to convert stockpiled inventories into finished goods.

We classify proven and probable reserve quantities attributable to stockpiled inventories as inventories. These reserve quantities are not included in the total proven and probable reserve quantities used in the units of production, depreciation, depletion and amortization calculations.

We periodically assess our inventories to identify obsolete or slow-moving inventories, and if needed we recognize definitive allowances for them.

Removal of waste materials to access mineral deposits

e)	Removal of waste materials to access mineral deposits

Stripping costs (the costs associated with the removal of overburdened and other waste materials) incurred during the development of a mine, before production commences, are capitalized as part of the depreciable cost of developing the property. Such costs are subsequently amortized over the useful life of the mine based on proven and probable reserves.

Post-production stripping costs are included in the cost of the inventory produced (that is extracted), at each mine individually during the period that stripping costs are incurred.

Property, plant and equipment and intangible assets

f)	Property, plant and equipment and intangible assets

Property, plant and equipment are recorded at cost, including interest cost incurred during the construction of major new facilities. We compute depreciation on the straight-line method at annual average rates which take into consideration the useful lives of the assets, as follows: 3.73% for railroads, 1.5% for buildings, 4.23% for installations and 7.73% for other equipment. Expenditures for maintenance and repairs are charged to operating costs and expenses as incurred.

We capitalize the costs of developing major new ore bodies or expanding the capacity of operating mines and amortize these to operations on the unit-of-production method based on the total probable and proven quantity of ore to be recovered. Exploration costs are expensed. Once the economic viability of mining activities is established, subsequent development costs are capitalized.

Separately acquired intangible assets are shown at historical cost. Intangible assets acquired in a business combination are recognized at fair value at the acquisition date. All our intangible assets have definite useful lives and are carried at cost less accumulated amortization, which is calculated using the straight-line method over their estimated useful lives.

Business combinations

g)	Business combinations

We apply accounting for business combinations to record acquisitions of interests in other companies. This “purchase method”, requires that we reasonably determine the fair value of the identifiable tangible and intangible assets and liabilities of acquired companies and segregate goodwill as an intangible asset.

We assign goodwill to reporting units and test each reporting unit’s goodwill for impairment at least annually, and whenever circumstances indicating that recognized goodwill may not be fully recovered are identified. We perform the annual goodwill impairment tests during the last quarter of the year.

Goodwill is reviewed for impairment utilizing a two step process. In the first step, we compare a reporting unit’s fair value with its carrying amount to identify any potential goodwill impairment loss. If the carrying amount of a reporting unit exceeds the unit’s fair value, based on a discounted cash flow analysis, we carry out the second step of the impairment test, measuring and recording the amount, if any, of the unit’s goodwill impairment loss.

Impairment of long-lived assets

h)	Impairment of long-lived assets

All long-lived assets, are tested to determine if they are recoverable from operating earnings on an undiscounted cash flow basis over their useful lives whenever events or changes in circumstance indicate that the carrying value may not be recoverable.

When we determine that the carrying value of long-lived assets and definite-life intangible assets may not be recoverable, we measure any impairment loss based on a projected discounted cash flow method using a discount rate determined to be commensurate with the risk inherent in our current business model.

Available-for-sale equity securities

i)	Available-for-sale equity securities

Equity securities classified as “available-for-sale” are recorded pursuant to accounting for certain investments in debt and equity securities. Accordingly, we classify unrealized holding gains and losses, net of taxes, as a separate component of stockholders’ equity until realized.

Compensated absences

j)	Compensated absences
The liability for future compensation for employee vacations is fully accrued as earned.
Asset retirement obligations

l)	Asset retirement obligations

Our retirement obligations consist primarily of estimated closure costs, the initial measurement of which is recognized as a liability discounted to present value and subsequently accreted through earnings. An asset retirement cost equal to the initial liability is capitalized as part of the related asset’s carrying value and depreciated over the asset’s useful life.

Revenues and expenses

m)	Revenues and expenses

Revenues are recognized when title is transferred to the customer or services are rendered. Revenue from exported products is recognized when such products are loaded on board the ship. Revenue from products sold in the domestic market is recognized when delivery is made to the customer. Revenue from logistic services is recognized when the service order has been fulfilled. Expenses and costs are recognized on the accrual basis.

Income taxes

n)	Income taxes

The deferred tax effects of tax loss carryforwards and temporary differences are recognized pursuant to accounting for income taxes. A valuation allowance is made when we believe that it is more likely than not that tax assets will not be fully recovered in the future.

Interest attributed to stockholders' equity (dividend)

p)	Interest attributed to stockholders’ equity (dividend)

Brazilian corporations are permitted to distribute interest attributable to stockholders’ equity. The calculation is based on the stockholders’ equity amounts as stated in the statutory accounting records and the interest rate applied may not exceed the long-term interest rate (TJLP) determined by the Brazilian Central Bank. Also, such interest may not exceed 50% of net income for the year or 50% of retained earnings plus revenue reserves as determined by “Brazilian GAAP”.

As the notional interest charge is tax deductible in Brazil, the benefit to us, as opposed to making a dividend payment is a reduction in our income tax charge. Income tax of 15% is withheld on behalf of the stockholders relative to the interest distribution. Under Brazilian law, interest attributed to stockholders’ equity is considered as part of the annual minimum mandatory dividend (Note 18). This notional interest distribution is treated for accounting purposes as a deduction from stockholders’ equity in a manner similar to a dividend and the tax credit recorded in income.

Updation of Defined Contribution Pension Plan (Topic 962)

q)	Pension and other post retirement benefits

We sponsor private pensions and other post retirement benefits for our employees, which are actuarially determined and recognized as an asset or liability or both depending on the funded or unfunded status of each plan in accordance with employees’ accounting for defined benefit pension and other post retirement plans”. The cost of our defined benefit and prior service costs or credits that arise during the period and are not components of net periodic benefit costs are recorded in other cumulative comprehensive income (deficit).

b)	Accounting standards adopted in 2010

Accounting Standards Update (ASU) number 2010-25 Plan Accounting – Defined Contribution Pension Plan (Topic 962) amendments in this update require that participant loans be classified as notes receivable from participants, which are segregated from plan investments and measured at their unpaid principal balance plus any accrued but unpaid interest. This codification does not impact our financial position, results of operations or liquidity.

Accounting Standards Update (ASU) number 2010-20 Receivables (Topic 310) improves the disclosures that an entity provides about the credit quality of its financing receivables and the related allowance for credit losses. As a result of these amendments, an entity is required to disaggregate by portfolio segment or class certain existing disclosures and provide certain new disclosures about its financing receivables and related allowance for credit losses. We adopted the disclosure in our financial statements.

Updation of Consolidation (Topic 810)

Accounting Standards Update (ASU) number 2010-10 Consolidation (Topic 810) defers the effective date of the amendments to the consolidation requirements made by FASB Statement 167 to a reporting entity’s interest in certain types of entities and clarifies other aspects of the Statement 167 amendments. As a result of the deferral, a reporting entity will not be required to apply the Statement 167 amendments to the Subtopic 810-10 consolidation requirements to its interest in an entity that meets the criteria to qualify for the deferral. This Update also clarifies how a related party’s interests in an entity should be considered when evaluating the criteria for determining whether a decision maker or service provider fee represents a variable interest. In addition, the Update also clarifies that a quantitative calculation should not be the sole basis for evaluating whether a decision maker’s or service provider’s fee is a variable interest. This Codification does not impact our financial position, results of operations or liquidity.

Updation of Subsequent Events (Topic 855)

Accounting Standards Update No. 2010-09 Subsequent Events (Topic 855) addresses both the interaction of the requirements of Topic 855, Subsequent Events, with the SEC’s reporting requirements and the intended breadth of the reissuance disclosures provision related to subsequent events (paragraph 855-10-50-4). The amendments in this Update have the potential to change reporting by both private and public entities, however, the nature of the change may vary depending on facts and circumstances. This Codification does not impact our financial position, results of operations or liquidity.

ASU number 2010-06 Fair Value Measurements and Disclosures (Topic 820) updates

Accounting Standards Update (ASU) number 2010-06 Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. This update provides amendments to Subtopic 820-10 and are expected to provide more robust disclosures about (1) the different classes of assets and liabilities measured at fair value, (2) the valuation techniques and inputs used, (3) the activity in Level 3 fair value measurements, and (4) the transfers between Levels 1, 2, and 3. The Company fully adopted this standard in 2010 with no impact on our financial position, results of operations or liquidity.

FASB Issuance of amendment to Interpretation No. 46(R)

In June 2009, the Financial Accounting Standards Board (“FASB”) issued an amendment to Interpretation No. 46(R) on the accounting and disclosure requirements for the consolidation of variable interest entities (“VIEs”). Subsequently, in December 2009, the Accounting Standards Update (ASU) number 2009-17 Amendments to FASB Interpretation No. 46(R) was issued. The amendments replace the quantitative-based risks and rewards calculation, for determining which reporting entity has a controlling financial interest in a VIE, with a qualitative analysis when determining whether or not it must consolidate a VIE. The newly required approach is focused on identifying which reporting entity has the power to direct the activities of a variable interest entity that most significantly impact the entity’s economic performance and (1) the obligation to absorb losses of the entity or (2) the right to receive benefits from the entity. The amendments also require an enterprise to continuously reassess whether it must consolidate a VIE. Additionally, the amendments eliminated the scope exception on qualifying special-purpose entities (“QSPE”) and require enhanced disclosures about: involvement with VIEs, significant changes in risk exposures, impacts on the financial statements, and, significant judgments and assumptions used to determine whether or not to consolidate a VIE. The Company adopted these amendments in 2010, with no impact on our financial position, results of operations or liquidity.

ASU number 2009-16 amendment to FASB Statement No. 140

In June 2009, the “FASB” issued an amendment to the accounting and disclosure requirements for transfers of financial assets. Subsequently, in December 2009, the Accounting Standards Update (ASU) number 2009-16 Accounting for Transfers of Financial Assets – an amendment of FASB Statement No. 140 was issued. The amendments improve financial reporting by requiring greater transparency and additional disclosures for transfers of financial assets and the entity’s continuing involvement with them and also change the requirements for derecognizing financial assets. In addition, the amendments eliminate the exceptions for QSPE from the consolidation guidance and the exception that permitted sale accounting for certain mortgage securitizations when a transferor has not surrendered control over the transferred financial assets. The Company adopted these amendments in 2010, with no impact on our financial position, results of operations or liquidity.

ASU number 2009-08 Amendment of ASC 260

o)	Earnings per share

Earnings per share are computed by dividing net income by the weighted average number of common and preferred shares outstanding during the period.

Accounting Standards Update (ASU) number 2009-08, Earnings Per Share issued by the FASB provides additional guidance related to calculation of earnings per share. In particular, the effect on income available to common stockholders of a redemption or induced conversion of preferred stock. This guidance amends ASC 260. This codification does not impact our financial position, results of operations or liquidity.

Risk management policy

k)	Derivatives and hedging activities

We apply accounting for derivative financial instruments and hedging activities, as amended. This standard requires that we recognize all derivative financial instruments as either assets or liabilities on our balance sheet and measure such instruments at fair value. Changes in the fair value of derivatives are recorded in each period in current earnings or in other comprehensive income, in the latter case depending on whether a transaction is designated as an effective hedge and has been effective during the period.

Risk management policy

Vale has developed its risk management strategy in order to provide an integrated approach of the risks the Company is exposed to. To do that, Vale evaluates not only the impact of market risk factors in the business results (market risk), but also the risk arising from third party obligations with Vale (credit risk) and those risks inherent in Vale’s operational processes (operational risk).

Vale considers that the effective management of risk is a key objective to support its growth strategy and financial flexibility. The risk reduction on Vale’s future cash flows contributes to a better perception of the Company’s credit quality, improving its ability to access different markets. As a commitment to the risk management strategy, the Board of Directors has established an enterprise-wide risk management policy and a risk management committee.

The risk management policy determines that Vale should evaluate regularly its cash flow risks and potential risk mitigation strategies. Whenever considered necessary, mitigation strategies should be put in place to reduce cash flow volatility. The executive board is responsible for the evaluation and approval of long-term risk mitigation strategies recommended by the risk management committee.

The risk management committee assists our executive officers in overseeing and reviewing our enterprise risk management activities including the principles, policies, process, procedures and instruments employed to manage risk. The risk management committee reports periodically to the executive board on how risks have been monitored, what are the most important risks we are exposed to and their impact on cash flows.

The risk management policy and procedures, that complement the normative of risk management governance model, explicitly prohibit speculative transactions with derivatives and require the diversification of operations and counterparties.

Besides the risk management governance model, Vale has put in place a well defined corporate governance structure. The recommendation and execution of the derivative transactions are implemented by independent areas. The strategy and risk management department is responsible for defining and proposing to the risk management committee market risk mitigation strategies consistent with Vale’s and its wholly owned subsidiaries corporate strategy. The finance department is responsible for the execution of the risk mitigation strategies through the use of derivatives. The independence of the areas guarantees an effective control on these operations.

When measuring our exposures, the correlations between market risk factors are taken into consideration once we must be able to evaluate the net impact on our cash flows from all main market variables. We are also able to identify a natural diversification of products and currencies in our portfolio and therefore a natural reduction of the overall risk of the Company.

The consolidated market risk exposure and the portfolio of derivatives are measured monthly and monitored in order to evaluate the financial results and market risk impacts on our cash flow, as well as to guarantee that the initial goals will be achieved. The mark-to-market of the derivatives portfolio is reported weekly to management.

Considering the nature of Vale’s business and operations, the main market risk factors which the Company is exposed are:

•	Interest rates;

•	Foreign exchange;

•	Product prices and input costs

The Company and its operations (Tables)	12 Months Ended
Dec. 31, 2010
The Company and its operations (Tables) [Abstract]
Principal consolidated operating subsidiaries

		% voting
Subsidiary	% ownership	capital	Location	Principal activity

Alumina do Norte do Brasil S.A. - Alunorte(*)	57.03	59.02	Brazil	Alumina
Alumínio Brasileiro S.A. - Albras(*)	51.00	51.00	Brazil	Aluminum
Compañia Minera Misky Mayo S.A.C.	40.00	51.00	Peru	Fertilizer
Ferrovia Centro-Atlântica S.A.	99.99	99.99	Brazil	Logistics
Ferrovia Norte Sul S.A.	100.00	100.00	Brazil	Logistics
Mineração Corumbá Reunidas S.A.	100.00	100.00	Brazil	Iron ore
PT International Nickel Indonesia Tbk	59.14	59.14	Indonesia	Nickel
Sociedad Contractual Minera Tres Valles	90.00	90.00	Chile	Copper
Urucum Mineração S.A.	100.00	100.00	Brazil	Iron Ore and Manganese
Vale Australia Pty Ltd.	100.00	100.00	Australia	Coal
Vale Austria Holdings GMBH	100.00	100.00	Austria	Holding and Exploration
Vale Canada Limited	100.00	100.00	Canada	Nickel
Vale Colombia Ltd.	100.00	100.00	Colombia	Coal
Vale Fertilizantes S.A	78.92	99.83	Brazil	Fertilizer
Vale Fosfatados S.A	100.00	100.00	Brazil	Fertilizer
Vale International S.A	100.00	100.00	Switzerland	Trading
Vale Manganês S.A.	100.00	100.00	Brazil	Manganese and Ferroalloys
Vale Nouvelle Caledonie SAS	74.00	74.00	New Caledonia	Nickel

(*)	Classified as current assets held for sale.

Major Acquisitions and Disposals (Tables)	12 Months Ended
Dec. 31, 2010
Major Acquisitions and Disposals (Tables) [Abstract]
Purchase price allocation for major acquisitions

Purchase price	5,795
Noncontrolling consideration	767

Book value of property, plant and equipment and mining rights	(1,987)

Book value of other assets acquired and liabilities assumed, net	(395)
Adjustment to fair value of property, plant and equipment and mining rights	(5,146)
Adjustment to fair value of inventories	(98)
Deferred taxes on the above adjustments	1,783

Goodwill	719

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2010
Income Taxes (Tables) [Abstract]
Summary of income tax expense reconciled to the statutory rates

	Year ended as of December 31,
	2010			2009			2008
	Brazil	Foreign	Total	Brazil	Foreign	Total	Brazil	Foreign	Total

Income before discontinued operations, income taxes, equity results and noncontrolling interests	16,586	3,728	20,314	10,024	(2,901)	7,123	2,434	10,783	13,217

Exchange variation (not taxable) or not deductible	-	265	265	-	5,162	5,162	-	(2,887)	(2,887)

	16,586	3,993	20,579	10,024	2,261	12,285	2,434	7,896	10,330

Tax at Brazilian composite rate	(5,639)	(1,358)	(6,997)	(3,408)	(769)	(4,177)	(828)	(2,685)	(3,513)

Adjustments to derive effective tax rate:

Tax benefit on interest attributed to stockholders	995	-	995	502	-	502	692	-	692

Difference on tax rates of foreign income	-	1,673	1,673	-	1,079	1,079	-	1,728	1,728

Tax incentives	642	-	642	148	-	148	53	-	53

Other non-taxable, income/non deductible expenses	13	(31)	(18)	100	248	348	287	218	505

Income taxes per consolidated statements of income	(3,989)	284	(3,705)	(2,658)	558	(2,100)	204	(739)	(535)

Reconciliation of amounts due to uncertainty in income taxes

	Year ended as of December 31,
	2010	2009	2008
Beginning of the period	396	657	1,046

Increase resulting from tax positions taken	2,130	47	103
Decrease resulting from tax positions taken	(24)	(474)	(261)
Changes in tax legislation	-	-	2
Cumulative translation adjustments	53	166	(233)

End of the period	2,555	396	657

Recognized deferred income tax assets and liabilities

		As of December 31,
	2010	2009
Current deferred tax assets
Accrued expenses deductible only when disbursed	386	852

Long-term deferred tax assets and liabilities
Assets
Employee postretirement benefits provision	665	384
Tax loss carryforwards	732	324
Fair value of financial instruments	379	255
Asset retirement obligation	322	259
Other temporary differences (mainly contingencies provisions)	855	587

	2,953	1,809

Liabilities
Prepaid retirement benefit	(617)	(435)
Fair value adjustments in business combinations	(7,745)	(6,003)
Social contribution	(2,145)	(758)
Other temporary differences	(421)	(262)

	(10,928)	(7,458)

Valuation allowance
Beginning balance	(106)	(122)
Translation adjustments	-	(25)
Change in allowance	(4)	41

Ending balance	(110)	(106)

Net long-term deferred tax liabilities	(8,085)	(5,755)

Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2010
Cash and Cash Equivalents (Tables) [Abstract]
Cash and cash equivalents

		As of December 31,
	2010	2009
Cash	560	728
Short-term investments	7,024	6,565

	7,584	7,293

Short-term investments (Tables)	12 Months Ended
Dec. 31, 2010
Short-term investments (Tables) [Abstract]
Short-term investment

		As of December 31,
	2010	2009
Time deposit	1,793	3,747

Account receivable (Tables)	12 Months Ended
Dec. 31, 2010
Account receivable (Tables) [Abstract]
Account receivable

	As of December 31,
	2010	2009
Customers
Denominated in Brazilian Reais	1,227	885
Denominated in other currencies, mainly US dollars	7,102	2,362

	8,329	3,247
Allowance for doubtful accounts	(118)	(127)

Total	8,211	3,120

Inventories (Tables)	12 Months Ended
Dec. 31, 2010
Inventories (Tables) [Abstract]
Inventories

		As of December 31,
	2010	2009
Products
Nickel (co-products and by-products)	1,310	1,083
Iron ore and pellets	825	677
Manganese and ferroalloys	203	164
Fertilizer	171	-
Aluminum products(*)	-	135
Kaolin(*)	-	42
Copper concentrate	28	35
Coal	74	51
Others	143	51
Spare parts and maintenance supplies	1,544	958

	4,298	3,196

(*)	Classified as held for sale (see note 13)

Recoverable taxes (Tables)	12 Months Ended
Dec. 31, 2010
Recoverable taxes (Tables) [Abstract]
Recoverable taxes

		As of December 31,
	2010	2009
Income tax	459	908
Value-added tax - ICMS	484	290
PIS and COFINS	962	1,052
Others	59	78

Total	1,964	2,328

Current	1,603	1,511
Non-current	361	817

	1,964	2,328

Property, plant and equipment and intangible assets (Tables)	12 Months Ended
Dec. 31, 2010
Property, plant and equipment and intangible assets (Tables) [Abstract]
Property, plant and equipment

	As of December 31, 2010			As of December 31, 2009
		Accumulated			Accumulated
	Cost	Depreciation	Net	Cost	Depreciation	Net

Land	356	-	356	284	-	284
Buildings	6,087	(1,110)	4,977	4,324	(1,143)	3,181
Installations	14,904	(4,231)	10,673	14,063	(4,160)	9,903
Equipment	10,948	(3,637)	7,311	7,499	(2,380)	5,119
Railroads	7,337	(2,357)	4,980	6,685	(2,016)	4,669
Mine development costs	28,010	(4,071)	23,939	20,205	(2,957)	17,248
Others	12,088	(2,987)	9,101	10,418	(3,123)	7,295

	79,730	(18,393)	61,337	63,478	(15,779)	47,699
Construction in progress	21,759	-	21,759	19,938	-	19,938

Total	101,489	(18,393)	83,096	83,416	(15,779)	67,637

Assets and liabilities held for sale (Tables)	12 Months Ended
Dec. 31, 2010
Assets and liabilities held for sale (Tables) [Abstract]
Assets and liabilities held for sale

Assets held for sale
Inventories	366
Property, plant and equipment	4,844
Advances to suppliers — energy	496
Recoverable taxes	627
Other assets	654

Total	6,987

Liabilities associated with assets held for sale
Suppliers	290
Long term debt	705
Noncontrolling interests	1,885
Other	272

Total	3,152

Investments in affiliated companies and joint ventures (Tables)	12 Months Ended
Dec. 31, 2010
Investments in affiliated companies and joint ventures (Tables) [Abstract]
Investments in affiliated companies and joint ventures

							Equity in earnings (losses) of investee
	December 31, 2010				Investments		adjustments			Dividends Received
				Net income
				(loss) of the			Year ended as of December 31,			Year ended as of December 31,
	Participation in capital (%)		Net equity	period	2010	2009	2010	2009	2008	2010	2009	2008
	Voting	Total

Bulk Material
Iron ore and pellets
Companhia Nipo-Brasileira de Pelotização — NIBRASCO(1)	51.11	51.00	334	93	171	132	48	(12)	84	3	20	-
Companhia Hispano-Brasileira de Pelotização — HISPANOBRÁS(1)	51.00	50.89	250	77	128	83	40	(12)	59	-	-	6
Companhia Coreano-Brasileira de Pelotização — KOBRASCO(1)	50.00	50.00	173	86	87	59	43	(17)	44	11	-	13
Companhia Ítalo-Brasileira de Pelotização — ITABRASCO(1)	51.00	50.90	169	33	86	90	18	12	34	25	-	-
Minas da Serra Geral SA — MSG	50.00	50.00	73	11	36	31	6	2	1	-	-	-
SAMARCO Mineração SA — SAMARCO(2)	50.00	50.00	1,058	1,596	561	673	798	299	315	950	190	300
Baovale Mineração SA — BAOVALE	50.00	50.00	61	8	31	30	4	(3)	6	-	-	-
Zhuhai YPM Pellet e Co,Ltd — ZHUHAI	25.00	25.00	101	37	25	13	9	3	7	-	-	-
Tecnored Desenvolvimento Tecnológico SA	37.40	37.40	106	(28)	40	46	(10)	-	-	-	-	-
					1,165	1,157	956	272	550	989	210	319

Coal
Henan Longyu Resources Co Ltd	25.00	25.00	999	305	250	250	76	74	79	83	-	27
Shandong Yankuang International Company Ltd	25.00	25.00	(106)	(77)	(27)	(7)	(19)	(18)	(17)	-	-	-

					223	243	57	56	62	83	-	27
Base Metals
Bauxite
Mineração Rio do Norte SA — MRN	40.00	40.00	381	(4)	152	143	(2)	(10)	62	10	42	99
Copper
Teal Minerals Incorporated	50.00	50.00	181	(20)	90	80	(10)	(18)	-	-	-	-
Nickel
Heron Resources Inc(3)	-	-	-	-	7	8	-	-	-	-	-	-
Korea Nickel Corp	-	-	-	-	11	13	2	-	-	-	-	-
Others(3)	-	-	-	-	5	9	-	-	(34)	-	-	-

					23	30	2	-	(34)	-	-	-
Logistic
LOG-IN Logística Intermodal SA	31.33	31.33	401	10	135	125	4	2	20	-	3	3
MRS Logística SA	37.86	41.50	1,233	217	511	468	90	141	113	72	124	34

					646	593	94	143	133	72	127	37
Others
Steel
California Steel Industries Inc – CSI	50.00	50.00	310	25	155	150	12	(10)	11	7	-	13
THYSSENKRUPP CSA Companhia Siderúrgica	26.87	26.87	6,846	(316)	1,840	2,049	(85)	(6)	-	-	-	-
Usinas Siderúrgicas de Minas Gerais SA – USIMINAS	-	-	-	-	-	-	-	8	18	-	7	18

					1,995	2,199	(73)	(8)	29	7	7	31
Other affiliates and joint ventures
Vale Soluções em Energia(1)	51.00	51.00	226	(64)	115	99	(33)	-	-	-	-	-

Others	-	-	-	-	88	41	(4)	(2)	(8)	-	-	-

					203	140	(37)	(2)	(8)	-	-	-

Total					4,497	4,585	987	433	794	1,161	386	513

(1) Although Vale held a majority of the voting interest of investees accounted for under the equity method, existing veto rights held by noncontrolling shareholders under shareholder agreements preclude consolidation;
(2) Investment includes goodwill of US $62 in December, 2009 and US $64 in December, 2010.
(3) Available for sale.

Long-term debt (Tables)	12 Months Ended
Dec. 31, 2010
Long-term debt (Tables) [Abstract]
Long-term debt

	Current liabilities		Long-term liabilities
	2010	2009	2010	2009
Foreign debt
Loans and financing denominated in the following currencies:
US dollars	2,384	1,543	2,530	4,332
Others	18	29	217	411
Fixed Rate Notes
US dollars	-	-	10,242	8,481
EUR	-	-	1,003	-
Debt securities	-	150	-	-
Perpetual notes	-	-	78	78
Accrued charges	233	198	-	-

	2,635	1,920	14,070	13,302

Brazilian debt
Brazilian Reais indexed to Long-term Interest Rate — TJLP/CDI and General Price Index-Market (IGPM)	76	62	3,891	3,433
Basket of currencies	1	1	125	3
Non-convertible debentures	-	861	2,767	2,592
US dollars denominated	1	-	738	568
Accrued charges	110	89	-	-

	188	1,013	7,521	6,596

Total	2,823	2,933	21,591	19,898

Maturities of Long-term Debt

2012	1,117
2013	3,311
2014	1,046
2015	745
2016	14,927
No due date	445

21,591

Annual interest rates on long-term debt

Up to 3%	5,645
3.1% to 5%(*)	2,185
5.1% to 7%	7,620
7.1% to 9% (**)	4,306
9.1% to 11% (**)	2,712
Over 11% (**)	1,866
Variable	80

24,414

(*)	Includes Eurobonds. For this operation we have entered into derivative transactions at a cost of 4.71% per year in US dollars.

(**)	Includes non-convertible debentures and other Brazilian Real denominated debt that bear interest at the Brazilian Interbank Certificate of Deposit (CDI) and Brazilian Government Long-term Interest Rates (TJLP) plus a spread. For these operations we, have entered into derivative transactions to mitigate our exposure to the floating rate debt denominated in Brazilian Real, totaling US $5,835 of which US $5,461 has an original interest rate above 7.1% per year. The average cost after taking into account the derivative transactions is 3.13% per year in US dollars.

Non-convertible debentures in Brazilian Reais denominated

	Quantity as of December 31, 2010				Balance
Non Convertible Debentures	Issued	Outstanding	Maturity	Interest	2010	2009
1st Series	150,000	150,000	November 20, 2010	101.75% CDI	-	869
2nd Series	400,000	400,000	November 20, 2013	100% CDI + 0.25%	2,429	2,318
Tranche “B”	5	5	No due date	6.5% p.a + IGP-DI	367	295

					2,796	3,482

Short-term portion					-	861
Long-term portion					2,767	2,592
Accrued charges					29	29

					2,796	3,482

Indexation rates applied to debt

	Year ended as of December 31,
	2010	2009
TJLP - Long-Term Interest Rate (effective rate)	6.0	6.2
IGP-M - General Price Index - Market	10.9	(1.7)
Appreciation (devaluation) of Real against US dollar	4.7	34.2

Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2010
Stockholders' Equity (Tables) [Abstract]
Vale issued mandatory convertible notes

	Date		Value
Headings	Emission	Expiration	Gross	Net of charges	Coupon
Tranches Vale and Vale P – 2012	July/2009	June/2012	942	934	6,75% p.a.

Funds linked to future mandatory conversion

	Maximum amount of action		Value
Headings	Common	Preferred	Common	Preferred
Tranches Vale and Vale P – 2012	18,415,859	47,284,800	293	649

Basic and diluted earnings per share

	Year ended as of December 31,
	2010	2009	2008
Net income from continuing operations attributable to Company’s stockholders	17,407	5,349	13,218
Discontinued operations, net of tax	(143)	-	-

Net income attributable to Company’s stockholders	17,264	5,349	13,218
Interest attributed to preferred convertible notes	(72)	(58)	(46)
Interest attributed to common convertible notes	(61)	(93)	(96)

Net income for the period adjusted	17,131	5,198	13,076

Basic and diluted earnings per share
Income available to preferred stockholders	6,566	1,967	5,027
Income available to common stockholders	10,353	3,083	7,823
Income available to convertible notes linked to preferred shares	153	75	78
Income available to convertible notes linked to common shares	59	73	148
Weighted average number of shares outstanding (thousands of shares) – preferred shares	2,035,783	2,030,700	1,946,454
Weighted average number of shares outstanding (thousands of shares) – common shares	3,210,023	3,181,706	3,028,817
Treasury preferred shares linked to mandatorily convertible notes	47,285	77,580	30,295
Treasury common shares linked to mandatorily convertible notes	18,416	74,998	56,582

Total	5,311,507	5,364,984	5,062,148

Earnings per preferred share	3.23	0.97	2.58
Earnings per common share	3.23	0.97	2.58
Earnings per convertible notes linked to preferred share(*)	4.76	1.71	4.09
Earnings per convertible notes linked to common share(*)	6.52	2.21	4.29
Continuous operations
Earnings per preferred share	3.25	-	-
Earnings per common share	3.25	-	-
Earnings per convertible notes linked to preferred share(*)	4.78	-	-
Earnings per convertible notes linked to common share(*)	6.57	-	-
Discontinued operations
Earnings per preferred share	(0.02)	-	-
Earnings per common share	(0.02)	-	-
Earnings per convertible notes linked to preferred share(*)	(0.02)	-	-
Earnings per convertible notes linked to common share(*)	(0.05)	-	-

(*)	Basic earnings per share only, as dilution assumes conversion

Dilutive effect in the conversion of the convertible notes

	Year ended as of December 31,
	2010	2009	2008
Income available to preferred stockholders	6,791	2,100	5,151
Income available to common stockholders	10,473	3,249	8,067
Weighted average number of shares outstanding (thousands of shares) – preferred shares	2,083,068	2,108,280	1,976,749
Weighted average number of shares outstanding (thousands of shares) – common shares	3,228,439	3,256,704	3,085,399
Earnings per preferred share	3.26	1.00	2.61
Earnings per common share	3.24	1.00	2.61
Continuous operations
Earnings per preferred share	3.29	-	-
Earnings per common share	3.27	-	-
Discontinued operations
Earnings per preferred share	(0.03)	-	-
Earnings per common share	(0.03)	-	-

Pension Plans (Tables)	12 Months Ended
Dec. 31, 2010
Pension plans (Tables) [Abstract]
Change in benefit obligation

	As of December 31,
	2010			2009
	Overfunded	Underfunded	Underfunded	Overfunded	Underfunded	Underfunded
	pension plans	pension plans	other benefits	pension plans	pension plans	other benefits
Benefit obligation at beginning of year	3,661	3,923	1,431	2,424	3,031	1,069
Benefit initial recognized consolidation	385	12	58	-	-	-
Transfers	(936)	936	-	-	-	-
Service cost	2	59	26	11	43	17
Interest cost	329	360	102	313	249	88
Plan amendment	(28)	10	(2)	-	-	-
Assumptions changes	87	65	6	-	-	-
Benefits paid/ Actual distribution	(237)	(364)	(78)	(226)	(279)	(65)
Effect of exchange rate changes	126	241	71	843	555	187
Actuarial loss	234	425	(13)	296	324	135

Benefit obligation at end of year	3,623	5,667	1,601	3,661	3,923	1,431

Change in plan assets

	As of December 31,
	2010			2009
	Overfunded	Underfunded	Underfunded	Overfunded	Underfunded	Underfunded
	pension plans	pension plans	other benefits	pension plans	pension plans	other benefits
Fair value of plan assets at beginning of year	4,996	3,229	11	3,043	2,507	9
Fair value initial recognized consolidation	451	10	-	-	-	-
Transfers	(866)	866	-	-	-	-
Actual return on plan assets	1,094	541	1	1,121	402	1
Employer contributions	2	169	80	40	155	65
Benefits paid/ Actual distribution	(265)	(364)	(80)	(226)	(279)	(65)
Effect of exchange rate changes	173	194	1	1,018	444	1

Fair value of plan assets at end of year	5,585	4,645	13	4,996	3,229	11

Funded Status and Financial Position

	As of December 31,
	2010			2009
	Overfunded	Underfunded	Underfunded	Overfunded	Underfunded	Underfunded
	pension plans	pension plans	other benefits	pension plans	pension plans	other benefits
Noncurrent assets	1,962	-	-	1,335	-	-
Current liabilities	-	(35)	(133)	-	(62)	(82)
Non-current liabilities	-	(1,042)	(1,400)	-	(632)	(1,338)

Funded status	1,962	(1,077)	(1,533)	1,335	(694)	(1,420)

Assumptions used (nominal terms)

Brazil

As of December 31,
	2010			2009
	Overfunded	Underfunded	Underfunded	Overfunded	Underfunded	Underfunded
	pension plans	pension plans	other benefits	pension plans	pension plans	other benefits
Discount rate	11.30% p.a.	11.30% p.a.	11.30% p.a.	11.08% p.a.	11.08% p.a.	11.08% p.a.
Expected return on plan assets	12.00% p.a.	11.50% p.a.	N/A	11.91% p.a.	10.50% p.a.	N/A
Rate of compensation increase – up to 47 years	8.15% p.a.	8.15% p.a.	N/A	7.64% p.a.	N/A	N/A
Rate of compensation increase – over 47 years	5.00% p.a.	5.00% p.a.	N/A	4.50% p.a.	N/A	N/A
Inflation	5.00% p.a.	5.00% p.a.	5.00% p.a.	4.50% p.a.	4.50% p.a.	4.50% p.a.
Health care cost trend rate	N/A	N/A	8.15% p.a.	N/A	N/A	7.63% p.a.

Foreign

As of December 31,
	2010			2009
	Overfunded	Underfunded	Underfunded	Overfunded	Underfunded	Underfunded
	pension plans	pension plans	other benefits	pension plans	pension plans	other benefits
Discount rate	N/A	6.21% p.a.	5,44% p.a.	N/A	6.21% p.a.	6.20% p.a.
Expected return on plan assets	N/A	7.02% p.a.	6.50% p.a.	N/A	7.00% p.a.	6.23% p.a.
Rate of compensation increase – up to 47 years	N/A	4.11% p.a.	3,58% p.a.	N/A	4.11% p.a.	3.58% p.a.
Rate of compensation increase – over 47 years	N/A	4.11% p.a.	3,58% p.a.	N/A	4.11% p.a.	3.58% p.a.
Inflation	N/A	2.00% p.a.	2.00% p.a.	N/A	2.00% p.a.	2.00% p.a.
Initial health care cost trend rate	N/A	N/A	7.35% p.a	N/A	N/A	7.60% p.a.
Ultimate health care cost trend rate	N/A	N/A	4.49% p.a	N/A	N/A	4.47% p.a.

Pension costs

	Year ended of December 31,
	2010			2009
	Overfunded	Underfunded	Underfunded	Overfunded	Underfunded	Underfunded
	pension plans	pension plans	other benefits	pension plans	pension plans	other benefits
Service cost – benefits earned during the year	2	59	27	11	43	17
Interest cost on projected benefit obligation	329	361	97	313	255	88
Expected return on assets	(531)	(321)	-	(431)	(202)	(1)
Amortizations and (gain) / loss	-	18	(14)	14	3	(19)
Net deferral	(1)	-	-	-	14	(14)

Net periodic pension costs (credit)	(201)	117	110	(93)	113	71

Accumulated benefit obligation

	2010			2009
	Overfunded	Underfunded	Underfunded	Overfunded	Underfunded	Underfunded
	pension plans	pension plans	other benefits	pension plans	pension plans	other benefits
Accumulated benefit obligation	3,612	5,540	1,601	3,645	3,826	1,431
Projected benefit obligation	3,623	5,667	1,601	3,661	3,923	1,431
Fair value of plan assets	(5,585)	(4,645)	(13)	(4,996)	(3,229)	(11)

Impact of 1% variation in assumed health care cost trend rate

	1% increase		1% decrease
	2010	2009	2010	2009
	Overfunded	Underfunded	Overfunded	Underfunded
	pension plans	pension plans	pension plans	pension plans
Accumulated postretirement benefit obligation (APBO)	213	199	(172)	(163)
Interest and service costs	22	18	(17)	(14)

Other Cumulative Comprehensive Income (Deficit)

	As of December 31,
	2010			2009
	Overfunded	Underfunded	Underfunded	Overfunded	Underfunded	Underfunded
	pension plans	pension plans	other benefits	pension plans	pension plans	other benefits
Net transition (obligation) / asset	-	-	-	2	-	-
Net prior service (cost) / credit	-	(15)	-	-	(8)	-
Net actuarial (loss) / gain	243	(628)	335	79	(330)	301
Effect of exchange rate changes	(1)	-	(1)	(91)	(7)	(4)
Deferred income tax	(82)	201	(111)	3	111	(94)

Amounts recognized in other cumulative comprehensive income (deficit)	160	(442)	223	(7)	(234)	203

Change in Other Cumulative Comprehensive Income (Deficit)

	As of December 31,
	2010			2009
	Overfunded	Underfunded	Underfunded	Overfunded	Underfunded	Underfunded
	pension plans	pension plans	other benefits	pension plans	pension plans	other benefits
Net transition (obligation) / asset not yet recognized in NPPC at beginning of period	-	-	-	(12)	-	-
Net actuarial (loss) / gain not yet recognized in NPPC at beginning of period	(18)	(337)	297	(261)	(196)	406
Transfers	8	(8)	-	-	-	-
Deferred income tax at beginning of period	3	111	(94)	93	83	(147)

Effect of initial recognition of cumulative comprehensive Income (deficit)	(7)	(234)	203	(180)	(113)	259

Reclassifications
Amortization of net transition (obligation) / asset	-	-	-	14	-	-
Amortization of net actuarial (loss) / gain	-	(1)	9	-	5	(19)
Total net actuarial (loss) / gain arising during period	261	(277)	11	340	(112)	(142)
Transfers	(8)	8	-	-	-	-
Effect of exchange rate changes	(1)	(28)	17	(91)	(42)	52
Deferred income tax	(85)	90	(17)	(90)	28	53

Total recognized in other cumulative comprehensive income (deficit)	160	(442)	223	(7)	(234)	203

Fair value measurements by category - Overfunded Plans

	As of December 31,
	2010				2009
Asset by category	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	6	6	-	-	1	1	-	-
Accounts Receivable	81	81	-	-	16	16	-	-
Equity securities – liquid	1,321	1,321	-	-	1,303	1,303	-	-
Equity securities – non-liquid	75	-	75	-	64	-	64	-
Debt securities – Corporate bonds	229	-	229	-	143	-	143	-
Debt securities – Financial Institutions	191	-	191	-	226	-	226	-
Debt securities – Government bonds	2,114	2,114	-	-	1,744	1,744	-	-
Investment funds – Fixed Income	1,610	1,610	-	-	2,037	2,037	-	-
Investment funds – Equity	513	513	-	-	577	577	-	-
International investments	23	23	-	-	-	-	-	-
Structured investments – Private Equity funds	128	-	-	128	97	-	-	97
Structured investments – Real estate funds	19	-	-	19	-	-	-	-
Real estate	288	-	-	288	249	-	-	249
Loans to Participants	182	-	-	182	282	-	-	282

Total	6,780	5,668	495	617	6,739	5,678	433	628

Funds not related to risk plans	(1,195)				(1,743)

Fair value of plan assets at end of year	5,585				4,996

Fair value measurements using significant unobservable inputs - Level 3

	As of December 31,
	2010					2009
	Private					Private
	Equity	Real State		Loans to		Equity		Loans to
	Funds	Funds	Real State	Participants	Total	Funds	Real State	Participants	Total
Beginning of the year	97	-	249	282	628	72	156	229	457

Actual return os plan assets	(3)	1	49	25	72	30	21	42	93

Initial recognized consolidation of Fosfertil	-	-	22	5	27	-	-	-	-

Assets sold during the period	(3)	(1)	(24)	(75)	(103)	(57)	(11)	(112)	(180)

Assets purchases, sales and settlemnts	43	-	25	62	130	28	29	45	102

Cumulative translation adjustment	4	1	9	7	21	24	54	78	156

Transfers in and/or out of Level 3	(10)	18	(42)	(124)	(158)	-	-	-	-

End of the year	128	19	288	182	617	97	249	282	628

Fair value measurements by category - Underfunded Pension Plans

	As of December 31,
	2010				2009
Asset by category	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	52	22	30	-	33	12	21	-
Accounts Receivable	20	20	-	-	-	-	-	-
Equity securities – liquid	1,617	1,617	-	-	1,347	1,347	-	-
Equity securities – non-liquid	11	6	5	-	-	-	-	-
Debt securities – Corporate bonds	55	-	55	-	12	-	12	-
Debt securities – Financial Institutions	120	-	120	-	19	-	19	-
Debt securities – Government bonds	786	370	416	-	445	50	395	-
Investment funds – Fixed Income	1,799	1,079	720	-	988	287	701	-
Investment funds – Equity	437	91	346	-	409	87	322	-
International investments	6	3	3	-	-	-	-	-
Investment funds – Private Equity	216	216	-	-	-	-	-	-
Structured investments – Private Equity funds	15	-	-	15	-	-	-	-
Structured investments – Real estate funds	1	-	-	1	-	-	-	-
Real estate	37	-	-	37	-	-	-	-
Loans to Participants	151	-	-	151	-	-	-	-

Total	5,323	3,424	1,695	204	3,253	1,783	1,470	-

Funds not related to risk plans	(678)				(24)

Fair value of plan assets at end of year	4,645				3,229

Fair value measurements using significant unobservable inputs - Level 3 (Underfunded)

	As of December 31,
	2010					2009
	Private					Private
	Equity			Loans to		Equity		Loans to
	Funds	Real State Funds	Real State	Participants	Total	Funds	Real State	Participants	Total
Beginning of the year	-	-	-	-	-	-	-	-	-

Actual return on plan assets	(2)	-	4	20	22	-	-	-	-

Assets sold during the period	7	-	(2)	(57)	(52)	-	-	-	-

Assets purchases, sales and settlements	-	-	10	58	68	-	-	-	-

Cumulative translation adjustment	-	-	1	6	7	-	-	-	-

Transfers in and/or out of Level 3	10	1	24	124	159	-	-	-	-

End of the year	15	1	37	151	204	-	-	-	-

Fair value measurements by category - Other Benefits

	As of December 31,
	2010		2009
Asset by category	Total	Level 1	Total	Level 1
Cash	13	13	11	11

Total	13	13	11	11

Estimated future benefit payments

	As of December 31, 2010
	Overfunded	Underfunded	Underfunded
	pension plans	pension plans	other benefits	Total
2011	271	399	87	757
2012	274	398	91	763
2013	273	396	94	763
2014	275	392	96	763
2015	275	389	98	762
2016 and thereafter	1,317	1,913	488	3,718

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies (Tables) [Abstract]
Provision for contingencies and the related judicial deposits

	December 31, 2010		December 31, 2009
	Provision for	Judicial	Provision for	Judicial
	contingencies	deposits	contingencies	deposits
Labor and social security claims	748	874	657	657
Civil claims	510	410	582	307
Tax - related actions	746	442	489	175
Others	39	5	35	4

	2,043	1,731	1,763	1,143

Total commitment per metric ton

2011	141
2012	145
2013	146
2014	146

578

Schedule of future minimum rental payments under the railroad and pellet plants operating leases

2011	90
2012	90
2013	90
2014	90
2015 thereafter	1,068

Total minimum payments required	1,428

2011	107
2012	107
2013	107
2014	107
2015 thereafter	1,092

Total	1,520

Changes in the provisions for asset retirement obligations

	Year ended as of December, 31
	2010	2009
Beginning of period	1,116	887
Accretion expense	113	75
Liabilities settled in the current period	(45)	(46)
Revisions in estimated cash flows(*)	125	(23)
Cumulative translation adjustment	59	223

End of period	1,368	1,116

Current liabilities	75	89
Non-current liabilities	1,293	1,027

Total	1,368	1,116

(*) Includes US $44 for the purchase of Vale Fertilizantes S.A. and Vale Fosfatados S.A.

Fair Value Disclosures of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2010
Fair Value Disclosures of Financial Assets and Liabilities (Tables) [Abstract]
Balances of assets and liabilities measured at fair value on a recurring basis

	As of December 31, 2010
	Carrying amount	Fair value	Level 1	Level 2
Available-for-sale securities	12	12	12	-
Unrealized gain on derivatives	257	257	1	256
Debentures	(1,284)	(1,284)	-	(1,284)

	As of December 31, 2009
	Carrying amount	Fair value	Level 1	Level 2
Available-for-sale securities	17	17	17	-
Unrealized gains on derivatives	832	832	-	832
Debentures	(752)	(752)	-	(752)

Estimated fair value measurement

	As of December 31, 2010
	Carrying amount	Fair value	Level 1	Level 2
Time deposits	1,793	1,793	-	1,793
Long-term debt (less interests)(*)	(24,071)	(25,264)	(19,730)	(5,534)

	As of December 31, 2009
	Carrying amount	Fair value	Level 1	Level 2
Time deposits	3,747	3,747	-	3,747
Long-term debt (less interests)(*)	(22,544)	(23,344)	(12,424)	(10,920)
(*) Less accrued charges of US $343 and US $287 as of December 31, 2010 and December 31, 2009, respectively.

Segment and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2010
Segment and geographical information (Tables) [Abstract]
Agregated results by segment before eliminations

	Year Ended as of December 31,
	2010							2009							2008
	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Elimination	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Elimination	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Elimination	Consolidated

RESULTS

Gross revenues	59,573	10,805	1,990	1,727	719	(28,333)	46,481	25,940	8,886	413	1,168	446	(12,914)	23,939	38,288	14,714	295	1,691	245	(16,724)	38,509

Cost and expenses	(36,682)	(8,521)	(1,814)	(1,382)	(582)	28,333	(20,648)	(17,880)	(7,769)	(158)	(876)	(410)	12,914	(14,179)	(24,542)	(9,658)	(128)	(1,097)	(218)	16,724	(18,919)

Research and development	(289)	(277)	(72)	(75)	(165)	-	(878)	(235)	(207)	(46)	(57)	(436)	-	(981)	(380)	(372)	(8)	(101)	(224)	-	(1,085)

Depreciation, depletion and amortization	(1,538)	(1,359)	(200)	(146)	(17)	-	(3,260)	(1,205)	(1,356)	(29)	(126)	(6)	-	(2,722)	(1,054)	(1,604)	(19)	(128)	(2)	-	(2,807)

Impairment of goodwill	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	(950)	-	-	-	-	(950)

Operating income	21,064	648	(96)	124	(45)	-	21,695	6,620	(446)	180	109	(406)	-	6,057	12,312	2,130	140	365	(199)	-	14,748

Financial income	2,557	778	22	16	10	(3,093)	290	2,439	12	-	8	711	(2,789)	381	3,048	798	-	10	1	(3,255)	602

Financial expenses	(3,873)	(1,718)	(13)	(36)	(99)	3,093	(2,646)	(2,982)	(653)	-	(17)	(695)	2,789	(1,558)	(3,515)	(1,490)	-	(15)	-	3,255	(1,765)

Gains (losses) on derivatives, net	772	(141)	-	-	-	-	631	1,647	(119)	-	-	-	-	1,528	(719)	(93)	-	-	-	-	(812)

Foreign exchange and monetary gains (losses), net	109	208	65	(28)	(10)	-	344	173	445	-	(11)	68	-	675	764	(265)	-	(32)	(103)	-	364

Discontinued Operations, Net of tax	-	(143)	-	-	-	-	(143)	-	-	-	-	-	-	-	-	-	-	-	-	-	-

Gain on sale of investments	-	-	-	-	-	-	-	87	(108)	-	-	61	-	40	-	80	-	-	-	-	80

Equity in results of affiliates and joint

ventures and change in provision for

losses on equity investments	1,013	(10)	-	94	(110)	-	987	328	(28)	-	143	(10)	-	433	612	28	-	133	21	-	794

Income taxes	(3,980)	240	(12)	20	27	-	(3,705)	(2,613)	525	-	(11)	(1)	-	(2,100)	143	(697)	-	23	(4)	-	(535)

Noncontrolling interests	5	(209)	19	-	(4)	-	(189)	17	(121)	-	-	(3)	-	(107)	(8)	(256)	-	-	6	-	(258)

Net income attributable to the Company’s stockholders	17,667	(347)	(15)	190	(231)	-	17,264	5,716	(493)	180	221	(275)	-	5,349	12,637	235	140	484	(278)	-	13,218

Sales classified by geographic destination:

Foreign market

America, except United States	1,332	1,496	42	12	7	(879)	2,010	465	1,368	-	4	10	(595)	1,252	1,805	2,215	-	1	-	(1,201)	2,820

United States	128	774	-	-	2	(76)	828	37	824	-	-	35	(64)	832	648	2,201	-	1	9	(392)	2,467

Europe	13,147	3,306	6	-	16	(7,563)	8,912	6,136	2,618	-	-	8	(4,726)	4,036	11,224	4,132	-	26	-	(5,933)	9,449

Middle East/Africa/Oceania	2,655	264	18	-	-	(1,147)	1,790	1,005	233	-	-	-	(707)	531	2,058	394	-	-	-	(952)	1,500

Japan	6,927	1,425	-	-	8	(3,120)	5,240	2,551	972	-	-	4	(1,115)	2,412	4,761	1,893	-	1	-	(1,918)	4,737

China	26,071	964	-	-	-	(11,656)	15,379	12,084	878	-	63	-	(4,022)	9,003	9,747	887	-	21	-	(3,949)	6,706

Asia, other than Japan and China	4,833	1,788	13	-	-	(2,462)	4,172	1,883	1,258	-	-	-	(923)	2,218	3,703	1,946	-	1	2	(1,497)	4,155

Brazil	4,480	788	1,911	1,715	686	(1,430)	8,150	1,779	735	413	1,101	389	(762)	3,655	4,342	1,046	295	1,640	234	(882)	6,675

	59,573	10,805	1,990	1,727	719	(28,333)	46,481	25,940	8,886	413	1,168	446	(12,914)	23,939	38,288	14,714	295	1,691	245	(16,724)	38,509

Disaggregated result by operating segment after eliminations

	As of and for the year ended December 31,
	2010
						Depreciation,			Addition to
				Cost and		depletion and		Property, plant and	property, plant and
	Revenue	Value added tax	Net revenues	expenses	Operating profit	amortization	Operating income	equipment, net	equipment	Investments
Bulk Material
Iron ore	26,384	(366)	26,018	(7,364)	18,654	(1,307)	17,347	30,412	4,015	107
Pellets	6,402	(266)	6,136	(2,515)	3,621	(110)	3,511	1,445	353	1,058
Manganese	258	(7)	251	(136)	115	(10)	105	24	2	-
Ferroalloys	664	(62)	602	(306)	296	(26)	270	292	26	-
Coal	770	-	770	(856)	(86)	(83)	(169)	3,020	499	223
Pig iron	31	-	31	(29)	2	(2)	-	123	1	-

	34,509	(701)	33,808	(11,206)	22,602	(1,538)	21,064	35,316	4,896	1,388
Base Metals
Nickel and other products(*)	4,712	-	4,712	(3,402)	1,310	(1,145)	165	28,623	1,880	23
Copper concentrate	934	(29)	905	(621)	284	(87)	197	3,579	1,072	90
Aluminum products	2,554	(32)	2,522	(2,109)	413	(127)	286	395	342	152

	8,200	(61)	8,139	(6,132)	2,007	(1,359)	648	32,597	3,294	265
Fertilizers
Potash	280	(11)	269	(269)	-	(29)	(29)	474	355	-
Phosphates	1,211	(47)	1,164	(1,070)	94	(121)	(27)	7,560	438	-
Nitrogen	337	(43)	294	(285)	9	(50)	(41)	809	47	-
Others fertilizers products	18	(6)	12	(11)	1	-	1	146	3	-

	1,846	(107)	1,739	(1,635)	104	(200)	(96)	8,989	843	-
Logistics
Railroads	1,107	(183)	924	(716)	208	(123)	85	1,278	160	511
Ports	353	(47)	306	(236)	70	(23)	47	1,044	783	-
Ships	5	-	5	(13)	(8)	-	(8)	-	-	135

	1,465	(230)	1,235	(965)	270	(146)	124	2,322	943	646
Others	461	(89)	372	(400)	(28)	(17)	(45)	3,872	2,671	2,198

	46,481	(1,188)	45,293	(20,338)	24,955	(3,260)	21,695	83,096	12,647	4,497

(*) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

	As of and for the year ended December 31,
	2009
						Depreciation,		Property, plant	Addition to
		Value added		Cost and	Operating	depletion and	Operating	and equipment,	property, plant
	Revenue	tax	Net revenues	expenses	profit	amortization	income	net	and equipment	Investments
Bulk Material
Iron ore	12,831	(172)	12,659	(4,957)	7,702	(1,043)	6,659	21,736	3,361	107
Pellets	1,352	(92)	1,260	(1,165)	95	(76)	19	947	84	1,050
Manganese	145	(2)	143	(103)	40	(9)	31	25	4	-
Ferroalloys	372	(45)	327	(278)	49	(15)	34	261	112	-
Coal	505	-	505	(549)	(44)	(61)	(105)	1,723	362	243
Pig iron	45	-	45	(63)	(18)	-	(18)	144	48	-

	15,250	(311)	14,939	(7,115)	7,824	(1,204)	6,620	24,836	3,971	1,400
Base Metals
Nickel and other products(*)	3,947	-	3,947	(3,292)	655	(1,016)	(361)	23,967	1,464	30
Kaolin	173	(9)	164	(146)	18	(34)	(16)	190	53	-
Copper concentrate	682	(19)	663	(462)	201	(72)	129	4,127	558	80
Aluminum products	2,050	(37)	2,013	(1,969)	44	(235)	(191)	4,663	143	143

	6,852	(65)	6,787	(5,869)	918	(1,357)	(439)	32,947	2,218	253
Fertilizers
Potash	413	(17)	396	(187)	209	(29)	180	159	-	-

	413	(17)	396	(187)	209	(29)	180	159	-	-
Logistics
Railroads	838	(137)	701	(539)	162	(97)	65	1,045	96	468
Ports	264	(38)	226	(161)	65	(29)	36	1,441	106	-
Ships	2	-	2	(9)	(7)	-	(7)	1,104	738	125

	1,104	(175)	929	(709)	220	(126)	94	3,590	940	593
Others	320	(60)	260	(652)	(392)	(6)	(398)	6,105	967	2,339

	23,939	(628)	23,311	(14,532)	8,779	(2,722)	6,057	67,637	8,096	4,585

(*) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

	As of and for the year ended December 31,
	2008
									Property,	Addition to
						Depreciation,			plant and	property,
		Value		Cost and		depletion and	Impairment	Operating	equipment,	plant and
	Revenue	added tax	Net revenues	expenses	Net	amortization	of goodwill	income	net	equipment	Investments
Bulk Material
Iron ore	17,775	(364)	17,411	(6,547)	10,864	(876)	-	9,988	14,595	3,645	47
Pellets	4,301	(189)	4,112	(2,394)	1,718	(112)	-	1,606	645	127	721
Manganese	266	(15)	251	(77)	174	(5)	-	169	18	3	-
Ferroalloys	1,211	(128)	1,083	(457)	626	(22)	-	604	166	32	-
Coal	577	-	577	(441)	136	(33)	-	103	826	144	187
Pig iron	146	-	146	(67)	79	(3)	-	76	144	122	-

	24,276	(696)	23,580	(9,983)	13,597	(1,051)	-	12,546	16,394	4,073	955
Base Metals
Nickel and other products(*)	7,829	-	7,829	(4,425)	3,404	(1,323)	(950)	1,131	21,525	2,813	53
Kaolin	209	(9)	200	(213)	(13)	(32)	-	(45)	199	6	-
Copper concentrate	893	(22)	871	(683)	188	(77)	-	111	3,543	283	-
Aluminum products	3,042	(66)	2,976	(2,288)	688	(172)	-	516	3,831	440	140

	11,973	(97)	11,876	(7,609)	4,267	(1,604)	(950)	1,713	29,098	3,542	193
Fertilizers
Potash	295	(16)	279	(120)	159	(19)	-	140	159	43	-

	295	(16)	279	(120)	159	(19)	-	140	159	43	-
Logistics
Railroads	1,303	(205)	1,098	(749)	349	(103)	-	246	760	121	326
Ports	304	(39)	265	(198)	67	(26)	-	41	1,441	242	-
Ships	-	-	-	-	-	-	-	-	374	343	94

	1,607	(244)	1,363	(947)	416	(129)	-	287	2,575	706	420
Others	358	(30)	328	(262)	66	(4)	-	62	228	608	840

	38,509	(1,083)	37,426	(18,921)	18,505	(2,807)	(950)	14,748	48,454	8,972	2,408

(*) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2010
Related Party Transactions (Tables) [Abstract]
Balances from transactions with major related parties

			As of December 31,
		2010		2009
	Assets	Liabilities	Assets	Liabilities
AFFILIATED COMPANIES AND JOINT VENTURES
Companhia Hispano-Brasileira de Pelotização – HISPANOBRÁS	264	300	34	34
Companhia Ítalo-Brasileira de Pelotização – ITABRASCO	-	10	1	6
Companhia Nipo-Brasileira de Pelotização – NIBRASCO	-	23	-	22
Companhia Coreano-Brasileira de Pelotização – KOBRASCO	-	4	1	5
Baovale Mineração SA	3	30	2	22
Minas da Serra Geral SA – MSG	-	9	-	26
MRS Logística SA	1	15	10	418
Mineração Rio Norte SA	2	25	-	25
Samarco Mineração SA	61	-	55	-
Teal Minerals Incorporated	-	-	84	-
Korea Nickel Corporation	-	-	11	-
Mitsui & CO, LTD	-	61	-	26
Others	229	84	24	29

	560	561	222	613

Current	531	559	186	496

Long-term	29	2	36	117

Balance sheet classifications

			As of December 31,
		2010		2009
	Assets	Liabilities	Assets	Liabilities
Current assets
Accounts receivable	435	-	79	-
Loans and advances to related parties	96	-	107	-
Non-current assets
Loans and advances to related parties	29	-	36	-
Current liabilities
Suppliers	-	538	-	463
Loans from related parties	-	21	-	33
Non-current liabilities
Long-term debt	-	2	-	117

	560	561	222	613

Income and expenses from principal transactions and financial operations carried out with major related parties

	Year ended as of December 31,
	2010		2009		2008
	Income	Expense	Income	Expense	Income	Expense
AFFILIATED COMPANIES AND JOINT VENTURES
Companhia Nipo-Brasileira de Pelotização – NIBRASCO	-	149	29	47	105	393
Samarco Mineração SA	448	-	97	-	259	-
Companhia Ítalo-Brasileira de Pelotização – ITABRASCO	-	50	-	18	240	163
Companhia Hispano-Brasileira de Pelotização – HISPANOBRÁS	462	513	85	75	342	378
Companhia Coreano-Brasileira de Pelotização – KOBRASCO	-	117	-	29	101	234
Usinas Siderúrgicas de Minas Gerais SA – USIMINAS(*)	-	-	46	-	651	-
Mineração Rio Norte SA	-	156	-	210	-	249
MRS Logística SA	16	561	12	484	9	829
Others	17	18	19	29	34	34

	943	1,564	288	892	1,741	2,280

(*) Sold in April 2009.

Amounts includes statement of income

	Year ended as of December 31,
	2010		2009		2008
	Income	Expense	Income	Expense	Income	Expense
Sales / Cost of iron ore and pellets	910	785	233	193	1,698	1,369
Revenues / expense from logistic services	23	603	26	457	25	624
Sales / Cost of aluminum products	-	156	-	210	-	249
Financial income/expenses	10	20	29	32	18	38

	943	1,564	288	892	1,741	2,280

Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2010
Derivative financial instruments (Tables) [Abstract]
Assets and liabilities balances of derivatives measured at fair value and the effects of their recognition

					Liabilities
	Assets
					As of December 31,
	As of December 31,
					2010		2009
	2010		2009
	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term
Derivatives not designated as hedge

Foreign exchange and interest rate risk
CDI & TJLP vs. floating & fixed swap	-	300	-	794	-	-	-	-
EURO floating rate vs. USD floating rate swap	1	-	-	1	-	-	-	-
USD floating rate vs. fixed USD rate swap	-	-	-	-	4	-	7	1
EuroBond Swap	-	-	-	-	-	8	-	-
Pre Dollar Swap	-	1	-	-	-	-	-	-
AUD floating rate vs. fixed USD rate swap	2	-	-	9	-	-	-	-

	3	301	-	804	4	8	7	1
Commodities price risk
Nickel
Fixed price program	13	-	12	2	12	-	3	8
Strategic program	-	-	-	-	15	-	32	-
Aluminum	-	-	-	-	-	-	16	-
Bunker Oil Hedge	16	-	49	-	-	-	-	-
Coal	-	-	-	-	2	-	-	-
Maritime Freight Hiring Protection Program	-	-	29	-	2	-	-	-

	29	-	90	2	31	-	51	8
Derivatives designated as hedge
Foreign exchange cash flow hedge	20	-	15	59	-	-	-	-
Strategic Nickel	-	-	-	-	-	53	-	-
Aluminum	-	-	-	-	-	-	71	-

	20	-	15	59	-	53	71	-

Total	52	301	105	865	35	61	129	9

Effects of derivatives

	Amount of gain or (loss) recognized as financial income
	(expense)			Financial settlement			Amount of gain or (loss) recognized in OCI
	Year ended as of December 31,			Year ended as of December 31,			Year ended as of December 31,
	2010	2009	2008	2010	2009	2008	2010	2009	2008

Derivatives not designated as hedge

Foreign exchange and interest rate risk

CDI & TJLP vs. USD fixed and floating rate swap	451	1,598	48	(956)	(243)	(397)	-	-	-

EURO floating rate vs. USD floating rate swap	(1)	-	(684)	1	(1)	1	-	-	-

USD floating rate vs. USD fixed rate swap	(2)	(2)	7	3	8	-	-	-	-

Swap Convertibles	37	-	-	(37)	-	-	-	-	-

Swap NDF	4	-	-	(2)	-	-	-	-	-

EuroBond Swap	(5)	-	-	(1)	-	-	-	-	-

Pre Dollar Swap	-	-	-	-	-	-	-	-	-

AUD floating rate vs. fixed USD rate swap	3	14	-	(9)	(5)	-	-	-	-

	487	1,610	(629)	(1,001)	(241)	(396)	-	-	-

Commodities price risk

Nickel

Fixed price program	4	5	(102)	(7)	79	48	-	-	-

Purchase program	-	-	21	-	-	-	-	-	-

Strategic program	(87)	(95)	(3)	105	73	-	-	-	-

Copper

Purchased scrap protection program	-	-	(23)	-	-	201	-	-	-

Strategic hedging program	-	-	(6)	-	-	(30)	-	-	-

Platinum	-	-	(5)	-	-	26	-	-	-

Gold	-	-	(30)	-	-	42	-	-	-

Natural gas	-	(4)	4	-	6	-	-	-	-

Aluminum	-	-	(68)	16	-	122	-	-	-

Maritime Freight Hiring Protection Program	(5)	66	-	(24)	(37)	-	-	-	-

Coal	(4)	-	-	3	-	-	-	-	-

Bunker Oil Hedge	4	50	(17)	(34)	(16)	-	-	-	-

	(88)	22	(229)	59	105	409	-	-	-

Embedded derivatives:

For nickel concentrate costumer sales	-	(25)	29	-	(14)	-	-	-	-

Customer raw material contracts	-	(76)	10	-	-	(10)	-	-	-

Energy – Aluminum options	(51)	-	13	-	-	-	-	-	-

	(51)	(101)	52	-	(14)	(10)	-	-	-

Derivatives designated as hedge

Bunker Oil Hedge	-	(16)	(6)	-	4	-	-	-	-

Aluminum	-	13	-	47	-	-	31	(36)	(29)

Strategic Nickel	(1)	-	-	-	-	-	(52)	-	-

Foreign exchange cash flow hedge	284	-	-	(330)	-	-	(5)	38	-

	283	(3)	(6)	(283)	4	-	(26)	2	(29)

Total	631	1,528	(812)	(1,225)	(146)	3	(26)	2	(29)

Final maturity dates

Interest rates/ Currencies	December 2019
Aluminum	December 2010
Bunker Oil	December 2011
Freight	December 2010
Nickel	December 2012
Copper	February 2011
Coal	December 2010

The Company and its operations (Details)	Dec. 31, 2010
Alumina do Norte do Brasil S.A. - Alunorte
Principal consolidated operating subsidiaries
Ownership	57.03%
Voting capital	59.02%
Head office location	Brazil
Principal activity	Alumina
Aluminio Brasileiro S.A. - Albras
Principal consolidated operating subsidiaries
Ownership	51.00%
Voting capital	51.00%
Head office location	Brazil
Principal activity	Aluminum
Compania Minera Misky Mayo S.A.C.
Principal consolidated operating subsidiaries
Ownership	40.00%
Voting capital	51.00%
Head office location	Peru
Principal activity	Fertilizer
Ferrovia Centro - Atlantica S. A.
Principal consolidated operating subsidiaries
Ownership	99.99%
Voting capital	99.99%
Head office location	Brazil
Principal activity	Logistics
Ferrovia Norte Sul S.A.
Principal consolidated operating subsidiaries
Ownership	100.00%
Voting capital	100.00%
Head office location	Brazil
Principal activity	Logistics
Mineracao Corumba Reunidas S.A.
Principal consolidated operating subsidiaries
Ownership	100.00%
Voting capital	100.00%
Head office location	Brazil
Principal activity	Iron ore
PT International Nickel Indonesia Tbk
Principal consolidated operating subsidiaries
Ownership	59.14%
Voting capital	59.14%
Head office location	Indonesia
Principal activity	Nickel
Sociedad Contractual Minera Tres Valles
Principal consolidated operating subsidiaries
Ownership	90.00%
Voting capital	90.00%
Head office location	Chile
Principal activity	Copper
Urucum Mineracao S.A.
Principal consolidated operating subsidiaries
Ownership	100.00%
Voting capital	100.00%
Head office location	Brazil
Principal activity	Iron Ore and Manganese
Vale Australia Pty Ltd.
Principal consolidated operating subsidiaries
Ownership	100.00%
Voting capital	100.00%
Head office location	Australia
Principal activity	Coal
Vale Austria Holdings GMBH
Principal consolidated operating subsidiaries
Ownership	100.00%
Voting capital	100.00%
Head office location	Austria
Principal activity	Holding and Exploration
Vale Canada Limited
Principal consolidated operating subsidiaries
Ownership	100.00%
Voting capital	100.00%
Head office location	Canada
Principal activity	Nickel
Vale Colombia Ltd.
Principal consolidated operating subsidiaries
Ownership	100.00%
Voting capital	100.00%
Head office location	Colombia
Principal activity	Coal
Vale Fertilizantes S.A
Principal consolidated operating subsidiaries
Ownership	78.92%
Voting capital	99.83%
Head office location	Brazil
Principal activity	Fertilizer
Vale Fosfatados S.A
Principal consolidated operating subsidiaries
Ownership	100.00%
Voting capital	100.00%
Head office location	Brazil
Principal activity	Fertilizer
Vale International S.A
Principal consolidated operating subsidiaries
Ownership	100.00%
Voting capital	100.00%
Head office location	Switzerland
Principal activity	Trading
Vale Manganes S.A.
Principal consolidated operating subsidiaries
Ownership	100.00%
Voting capital	100.00%
Head office location	Brazil
Principal activity	Manganese and Ferroalloys
Vale Nouvelle Caledonie SAS
Principal consolidated operating subsidiaries
Ownership	74.00%
Voting capital	74.00%
Head office location	New Caledonia
Principal activity	Nickel

Basis of Consolidation (Details)	12 Months Ended
Dec. 31, 2010
Basis of Consolidation (Textuals) [Abstract]
Percentage of voting interest in subsidiary	less than 51%

Summary of significant accounting policies (Details)	12 Months Ended					12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2008 USD ( $)	Dec. 31, 2010 BRL	Dec. 31, 2009 BRL	Dec. 31, 2010 Brazilian Operation [Member] USD ( $)	Dec. 31, 2009 Brazilian Operation [Member] USD ( $)	Dec. 31, 2008 Brazilian Operation [Member] USD ( $)	Dec. 31, 2010 Short-term Investments [Member]
Intercompany Foreign Currency Balance [Line Items]
Foreign exchange and indexation gains, net	$ 344,000,000	$ 675,000,000	$ 364,000,000			$ 102,000,000	$ 665,000,000	$ (1,011,000,000)
Summary of significant accounting policies (Textuals)
Maturity period of short term investments "Cash Equivalents"									90 days or less
Investments maturity period									91 days
Mandatory convertible notes, date, Expiration									360 days
Exchange rates used to Translate assets and liabilities				1.6662	1.7412
Realizable or due period for assets and liabilities, long-term classification	more than 12 months
Depreciation for railroads	3.73%
Depreciation for buildings	1.50%
Depreciation for installations	4.23%
Depreciation for other equipment	7.73%
Percentage of interest of net income	50.00%
Percentage of interest of retained earnings plus revenue reserves	50.00%
Income tax withheld on behalf of the stockholders relative to the interest distribution	15.00%

Major Acquisitions and Disposals (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Purchase price allocation for major acquisitions
Purchase price	$ 6,252	$ 1,952
Fertilizers Businesses Acquisition [Member]
Purchase price allocation for major acquisitions
Purchase price	5,795
Noncontrolling consideration	767
Book value of property, plant and equipment and mining rights	(1,987)
Book value of other assets acquired and liabilities assumed, net	(395)
Adjustment to fair value of property, plant and equipment and mining rights	(5,146)
Adjustment to fair value of inventory	(98)
Deferred taxes on the above adjustments	1,783
Total fair value adjustment	$ 719

Major Acquisitions and Disposals (Details Textual) (USD $)	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended			1 Months Ended		12 Months Ended
	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	May 31, 2010 Oman Oil Company S.A.O.C [Member]	Dec. 31, 2010 Oman Oil Company S.A.O.C [Member]	Jun. 30, 2010 Belvedere Coal Project [Member]	Dec. 31, 2010 Belvedere Coal Project [Member]	Jul. 31, 2010 Mosaic [Member]	Dec. 31, 2010 Mosaic [Member]	Dec. 31, 2010 Sociedade de Desenvolvimento do Corredor Norte S.A [Member]	Dec. 31, 2010 Fertilizers Businesses Acquisition [Member]	Dec. 31, 2010 Vale Fosfatados S A Member	Dec. 31, 2010 Vale Fertilizantes S.A [Member]	Apr. 30, 2009 Usiminas Siderurgicas de Minas Gerais S.A [Member]	Sep. 30, 2009 Mineracao Corumba Reunidas S.A. [Member]	Dec. 31, 2009 Diamond Coal Ltd [Member]	Mar. 31, 2009 Diamond Coal Ltd [Member]	Feb. 28, 2009 Green Mineral Resources [Member]	Apr. 30, 2010 Iron Ore Joint Venture [Member]	Dec. 31, 2010 Iron Ore Joint Venture [Member]	Jul. 31, 2010 MVM Resources International B.V.[Member]	Jun. 30, 2010 MVM Resources International B.V.[Member]	Dec. 31, 2010 MVM Resources International B.V.[Member]
Major Acquisitions and Disposals (Textuals)
Percentage of equity capital acquired														58.60%
Total cash paid to acquire fertilizers businesses													$ 4,700,000,000
Additional cash paid to acquire vale Fosfatados													55,000,000
Business acquisition percentage of total capital acquired in Vale Fertilizantes														78.92%
Percentage of total capital sold										35.00%														25.00%
Percentage stake acquired											51.00%		100.00%	99.83%				100.00%		51.00%				51.00%
Cash payment made for business acquisition																	300,000,000
Additional amount paid to acquire concession rights																				2,000,000,000
Kilometers to renovate in the Joint Venture commitment																				660,000,000
Amount of total capital sold on acquisition									385,000,000													275,000,000
Business acquisition percentage of total capital																								40.00%
Payment made for business acquisition		6,252,000,000	1,952,000,000									5,795,000,000				802,000,000			850,000,000
Payment made for business acquisition							92,000,000							1,000,000,000						500,000,000	21,000,000
Capital amount invested on acquisition																							550,000,000
Difference between fair value and carrying value																						321,000,000
Percent business acquired from stock options excersized								24.50%						20.27%
Percentage stake acquired of Oman Oil Company S.A.O.C						30.00%
Payment made for business acquisition					125,000,000
Percentage Increase in participation in Belvedere Coal Project							51.0% to 75.5%
Proceed from sale of common shares															273,000,000
Gain on sale of common shares															153,000,000
Acquired business contributed revenues		1,507,000,000
Acquired business contributed net profit		10,000,000
Acquired business, Pro Forma revenues		770,000,000
Acquired business, Pro Forma net profit		12,000,000
Increased stake in ThyssenKrupp CSA Siderurgica do Atlantico Ltda, upto percentage				0.2687
Capital subscription of ThyssenKrupp CSA Siderurgica do Atlantico Ltda				1,424,000,000
Percentage stake acquired in joint venture with African Rainbow Minerals Limited	50.00%
Payments made to acquired interest in joint venture with African Rainbow Minerals Limited	$ 60,000,000

Income Taxes (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	$ 20,314	$ 7,123	$ 13,217
Exchange variation (not taxable) or not deductible	265	5,162	2,887
Income before income taxes, equity results and noncontrolling interests after exchange variation	20,579	12,285	10,330
Tax at Brazilian composite rate	(6,997)	(4,177)	3,513
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	995	502	692
Difference on tax rates of foreign income	1,673	1,079	1,728
Tax incentives	642	148	53
Other non-taxable, income/non deductible expenses	(1800.00%)	34800.00%	50500.00%
Income taxes per consolidated statements of income	3,705	2,100	535
Brazil [Member]
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	16,586	10,024	2,434
Income before income taxes, equity results and noncontrolling interests after exchange variation	16,586	10,024	2,434
Tax at Brazilian composite rate	(5,639)	(3,408)	(828)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	995	502	692
Tax incentives	642	148	53
Other non-taxable, income/non deductible expenses	1300.00%	10000.00%	28700.00%
Income taxes per consolidated statements of income	3,989	2,658	204
Foreign Country[Member]
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	3,728	(2,901)	10,783
Exchange variation (not taxable) or not deductible	265	5,162	(2,887)
Income before income taxes, equity results and noncontrolling interests after exchange variation	3,993	2,261	7,896
Tax at Brazilian composite rate	(1,358)	(769)	(2,685)
Adjustments to derive effective tax rate:
Difference on tax rates of foreign income	1,673	1,079	1,728
Other non-taxable, income/non deductible expenses	(3100.00%)	24800.00%	21800.00%
Income taxes per consolidated statements of income	$ (284)	$ (558)	$ (739)

Income Taxes (Details 1) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation of amounts due to uncertainty in income taxes
Beginning of the period	$ 396	$ 657	$ 1,046
Increase resulting from tax positions taken	2,130	47	103
Decrease resulting from tax positions taken	(24)	(474)	(261)
Changes in tax legislation			2
Cumulative translation adjustments	53	166	(233)
End of the period	2,555	396	657
Current deferred tax assets
Accrued expenses deductible only when disbursed	386	852
Assets
Employee postretirement benefits provision	665	384
Tax loss carryforwards	732	324
Fair value of financial instruments	379	255
Asset retirement obligation	322	259
Other temporary differences (mainly contingencies provisions)	855	587
Total Assets	2,953	1,809
Liabilities
Prepaid retirement benefit	(617)	(435)
Fair value adjustments in business combinations	(7,745)	(6,003)
Social contribution	(2,145)	(758)
Other temporary differences	(421)	(262)
Total Liabilities	(10,928)	(7,458)
Valuation allowance
Beginning balance	(106)	(122)
Translation Adjustments		(25)
Change in allowance	(4)	41
Ending balance	(110)	(106)	(122)
Net long-term deferred tax liabilities	$ (8,085)	$ (5,755)

Income Taxes (Details Textuals)	12 Months Ended
Dec. 31, 2010
Income Taxes (Textuals)
Applicable statutory composite enacted tax rate	34.00%
Income tax holiday number of years	5
Income tax holiday in percentage	50.00%
Restriction on loss carryforwards	30% of annual taxable income
Brazil [Member]
Income Taxes (Textuals)
Subjected to examination by tax authorities regarding operations	upto 5 years
Canada [Member]
Income Taxes (Textuals)
Subjected to examination by tax authorities regarding operations	upto 7 years
Indonesia [Member]
Income Taxes (Textuals)
Subjected to examination by tax authorities regarding operations	upto 10 years
Railroad and Iron Ore Operation [Member]
Income Taxes (Textuals)
Income tax incentives number of years	10
Goro Project [Member]
Income Taxes (Textuals)
Income tax incentives number of years	15

Cash and Cash Equivalents (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Cash and cash equivalents
Cash	$ 560	$ 728
Short-term investments	7,024	6,565
Cash and cash equivalents, Total	$ 7,584	$ 7,293	$ 10,331	$ 1,046

Short-term investments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Short-term investments
Time deposit	$ 1,793	$ 3,747
Short-term investments (Textuals)
Low risk investments original due date (Months)	3

Account receivable (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2010	Dec. 31, 2010 Denominated in Brazilian Reais [Member] USD ( $)	Dec. 31, 2009 Denominated in Brazilian Reais [Member] USD ( $)	Dec. 31, 2010 Denominated in Other Currencies, Mainly US Dollars [Member] USD ( $)	Dec. 31, 2009 Denominated in Other Currencies, Mainly US Dollars [Member] USD ( $)
Customers
Accounts Receivable, Gross, Current	$ 8,329	$ 3,247		$ 1,227	$ 885	$ 7,102	$ 2,362
Allowance for doubtful accounts	(118)	(127)
Total	7,776	3,041
Account receivable (Textuals)
Accounts receivable from steel industry in percentage			74.47%
Maximum percentage of total revenue from a single customer			10.00%
Additional allowances for doubtful accounts charged to statement of income	23	48
Account receivable written-off	$ 37	$ 8

Inventories (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Inventories
Coal	$ 74	$ 51
Spare parts and maintenance supplies	1,544	958
Inventory net	4,298	3,196
Inventories (Textuals)
Adjustment to reduce inventories to market value	0	0
Nickel (co-products and by-products) [Member]
Inventories
Finished products	1,310	1,083
Iron ore and pellets [Member]
Inventories
Finished products	825	677
Manganese and ferroalloys [Member]
Inventories
Finished products	203	164
Fertilizer [Member]
Inventories
Finished products	171	0
Aluminum products [Member]
Inventories
Finished products	0	135
Kaolin [Member]
Inventories
Finished products	0	42
Copper concentrate [Member]
Inventories
Finished products	28	35
Others [Member]
Inventories
Finished products	$ 143	$ 51

Recoverable taxes (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Recoverable taxes
Income tax	$ 459	$ 908
Value-added tax - ICMS	484	290
PIS and COFINS	962	1,052
Others	59	78
Total	1,964	2,328
Current	1,603	1,511
Non-current	$ 361	$ 817

Property, plant and equipment and intangible assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Property, plant and equipment
Property, plant and equipment, Cost	$ 101,489		$ 83,416
Property, plant and equipment, Accumulated Depreciation	(18,393)		(15,779)
Property, plant and equipment, net	83,096		67,637
Property, plant and equipment and intangible assets (Textuals)
Hydroelectric plants in service (cost)	101,489		83,416
Hydroelectric plants in service (Depreciation)	(18,393)		(15,779)
Intangible assets	1,274		1,173
(Gain) Loss on disposal of property, plant and equipment	623		293		376
Assets given as guarantee for judicial processes	149		222	[1]
Minimum useful life of intangible assets acquired from third parties	6
Maximum useful life of intangible assets acquired from third parties	30
Rights granted by the government [Member]
Property, plant and equipment and intangible assets (Textuals)
Intangible assets	1,020
Off take-agreements [Member]
Property, plant and equipment and intangible assets (Textuals)
Intangible assets	254
Land [Member]
Property, plant and equipment
Property, plant and equipment, Cost	356		284
Property, plant and equipment, Accumulated Depreciation	0		0
Property, plant and equipment, net	356		284
Property, plant and equipment and intangible assets (Textuals)
Hydroelectric plants in service (cost)	356		284
Hydroelectric plants in service (Depreciation)	0		0
Installations [Member]
Property, plant and equipment
Property, plant and equipment, Cost	14,904		14,063
Property, plant and equipment, Accumulated Depreciation	(4,231)		(4,160)
Property, plant and equipment, net	10,673		9,903
Property, plant and equipment and intangible assets (Textuals)
Hydroelectric plants in service (cost)	14,904		14,063
Hydroelectric plants in service (Depreciation)	(4,231)		(4,160)
Buildings [Member]
Property, plant and equipment
Property, plant and equipment, Cost	6,087		4,324
Property, plant and equipment, Accumulated Depreciation	(1,110)		(1,143)
Property, plant and equipment, net	4,977		3,181
Property, plant and equipment and intangible assets (Textuals)
Hydroelectric plants in service (cost)	6,087		4,324
Hydroelectric plants in service (Depreciation)	(1,110)		(1,143)
Equipment [Member]
Property, plant and equipment
Property, plant and equipment, Cost	10,948		7,499
Property, plant and equipment, Accumulated Depreciation	(3,637)		(2,380)
Property, plant and equipment, net	7,311		5,119
Property, plant and equipment and intangible assets (Textuals)
Hydroelectric plants in service (cost)	10,948		7,499
Hydroelectric plants in service (Depreciation)	(3,637)		(2,380)
Railroads [Member]
Property, plant and equipment
Property, plant and equipment, Cost	7,337		6,685
Property, plant and equipment, Accumulated Depreciation	(2,357)		(2,016)
Property, plant and equipment, net	4,980		4,669
Property, plant and equipment and intangible assets (Textuals)
Hydroelectric plants in service (cost)	7,337		6,685
Hydroelectric plants in service (Depreciation)	(2,357)		(2,016)
Mine development costs [Member]
Property, plant and equipment
Property, plant and equipment, Cost	28,010		20,205
Property, plant and equipment, Accumulated Depreciation	(4,071)		(2,957)
Property, plant and equipment, net	23,939		17,248
Property, plant and equipment and intangible assets (Textuals)
Hydroelectric plants in service (cost)	28,010		20,205
Hydroelectric plants in service (Depreciation)	(4,071)		(2,957)
Other Capitalized Property Plant and Equipment [Member]
Property, plant and equipment
Property, plant and equipment, Cost	12,088		10,418
Property, plant and equipment, Accumulated Depreciation	(2,987)		(3,123)
Property, plant and equipment, net	9,101		7,295
Property, plant and equipment and intangible assets (Textuals)
Hydroelectric plants in service (cost)	12,088		10,418
Hydroelectric plants in service (Depreciation)	(2,987)		(3,123)
Hydroelectric [Member]
Property, plant and equipment
Property, plant and equipment, Cost	1,432		1,382
Property, plant and equipment, Accumulated Depreciation	422		372
Property, plant and equipment and intangible assets (Textuals)
Hydroelectric plants in service (cost)	1,432		1,382
Hydroelectric plants in service (Depreciation)	422		372
Hydroelectric plants under construction (cost)	804		521
Construction in progress [Member]
Property, plant and equipment
Property, plant and equipment, Cost	21,759		19,938
Property, plant and equipment, Accumulated Depreciation	0		0
Property, plant and equipment, net	21,759		19,938
Property, plant and equipment and intangible assets (Textuals)
Hydroelectric plants in service (cost)	21,759		19,938
Hydroelectric plants in service (Depreciation)	0		0
Property, plant and equipment excluding construction in progress [Member]
Property, plant and equipment
Property, plant and equipment, Cost	79,730	[1]	63,478
Property, plant and equipment, Accumulated Depreciation	(18,393)		(15,779)
Property, plant and equipment, net	61,337		47,699
Property, plant and equipment and intangible assets (Textuals)
Hydroelectric plants in service (cost)	79,730	[1]	63,478
Hydroelectric plants in service (Depreciation)	$ (18,393)		$ (15,779)

[1]	Sold in April 2009

Assets and liabilities held for sale (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2010	Dec. 31, 2009
Assets held for sale
Inventories			$ 366
Property Plant and equipment			4,844
Advances to suppliers - energy			496
Recoverable taxes			627
Other assets			654
Total			6,987	0
Liabilities associated with assets held for sale
Suppliers			290
Long term debt			705
Noncontrolling interests			1,885
Other			272
Total			3,152	0
Assets and liabilities held for sale (Textuals)
Percentage of stake in Paragominas and mineral rights			60.00%
Cash received for the participations of Albras, Alunorte, and CAP			405
Net Debt By Hydro			700
Percentage of stake in Hydro			22.00%
Cash received for Paragominas and mineral rights			600
Percentage of Paragominas to be sold			40.00%
Cash received by selling the Paragominas in each tranches	$ 200	$ 200

Impairment of goodwill and long-lived assets (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Impairment of goodwill and long-lived assets (Textuals)
Goodwill movement during the period	$ 0	$ 0

Investments in affiliated companies and joint ventures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Investments in affiliated companies and joint ventures
Investments	$ 4,497		$ 4,585
Equity in results of affiliates and joint ventures and change in provision for losses on equity investments	987		433		794
Dividends received	1,161		386		513
Investments in affiliated companies and joint ventures (Textuals)
Goodwill included in Equity Method Investments	64		62
Bulk Material [Member] | Zhuhai YPM Pellet e Co,Ltd - ZHUHAI [Member] | Iron ore and pellets [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	2500.00%
Total, Participation in capital	2500.00%
Net equity	101
Net income (loss) of the period	37
Investments	25		13
Equity in results of affiliates and joint ventures and change in provision for losses on equity investments	9		3		7
Bulk Material [Member] | Baovale Mineracao SA - BAOVALE [Member] | Iron ore and pellets [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	5000.00%
Total, Participation in capital	5000.00%
Net equity	61
Net income (loss) of the period	8
Investments	31		30
Equity in results of affiliates and joint ventures and change in provision for losses on equity investments	4		(3)		6
Bulk Material [Member] | SAMARCO Mineracao SA - SAMARCO [Member] | Iron ore and pellets [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	5000.00%
Total, Participation in capital	5000.00%
Net equity	1,058
Net income (loss) of the period	1,596
Investments	561		673
Equity in results of affiliates and joint ventures and change in provision for losses on equity investments	798		299		315
Dividends received	950		190		300
Bulk Material [Member] | Minas da Serra Geral SA - MSG [Member] | Iron ore and pellets [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	5000.00%
Total, Participation in capital	5000.00%
Net equity	73
Net income (loss) of the period	11
Investments	36		31
Equity in results of affiliates and joint ventures and change in provision for losses on equity investments	6		2		1
Bulk Material [Member] | Companhia italo-Brasileira de Pelotizacao - ITABRASCO [Member] | Iron ore and pellets [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	5100.00%	[1]
Total, Participation in capital	5090.00%	[1]
Net equity	169	[1]
Net income (loss) of the period	33	[1]
Investments	86	[1]	90	[1]
Equity in results of affiliates and joint ventures and change in provision for losses on equity investments	18	[1]	12	[1]	34	[1]
Dividends received	25	[1]
Bulk Material [Member] | Companhia Coreano-Brasileira de Pelotizacao - KOBRASCO [Member] | Iron ore and pellets [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	5000.00%	[1]
Total, Participation in capital	5000.00%	[1]
Net equity	173	[1]
Net income (loss) of the period	86	[1]
Investments	87	[1]	59	[1]
Equity in results of affiliates and joint ventures and change in provision for losses on equity investments	43	[1]	(17)	[1]	44	[1]
Dividends received	11	[1]			13	[1]
Bulk Material [Member] | Companhia Hispano-Brasileira de Pelotizacao - HISPANOBRAS [Member] | Iron ore and pellets [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	5100.00%	[1]
Total, Participation in capital	5089.00%	[1]
Net equity	250	[1]
Net income (loss) of the period	77	[1]
Investments	128	[1]	83	[1]
Equity in results of affiliates and joint ventures and change in provision for losses on equity investments	40	[1]	(12)	[1]	59	[1]
Dividends received					6	[1]
Bulk Material [Member] | Companhia Nipo-Brasileira de Pelotizacao - NIBRASCO [Member] | Iron ore and pellets [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	5111.00%	[1]
Total, Participation in capital	5100.00%	[1]
Net equity	334	[1]
Net income (loss) of the period	93	[1]
Investments	171	[1]	132	[1]
Equity in results of affiliates and joint ventures and change in provision for losses on equity investments	48	[1]	(12)	[1]	84	[1]
Dividends received	3		20	[1]
Bulk Material [Member] | Tecnored Desenvolvimento Tecnologico SA [Member] | Iron ore and pellets [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	3740.00%
Total, Participation in capital	3740.00%
Net equity	106
Net income (loss) of the period	(28)
Investments	40		46
Equity in results of affiliates and joint ventures and change in provision for losses on equity investments	(10)
Base Metals [Member] | Heron Resources Inc [Member] | Nickel [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	0.00%	[2]
Total, Participation in capital	0.00%	[2]
Net equity	0	[2]
Investments	7	[2]	8	[2]
Base Metals [Member] | Teal Minerals Incorporated [Member] | Copper [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	5000.00%
Total, Participation in capital	5000.00%
Net equity	181
Net income (loss) of the period	(20)
Investments	90		80
Equity in results of affiliates and joint ventures and change in provision for losses on equity investments	(10)		(18)
Base Metals [Member] | Mineracao Rio do Norte SA - MRN [Member] | Bauxite [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	4000.00%
Total, Participation in capital	4000.00%
Net equity	381
Net income (loss) of the period	(4)
Investments	152		143
Equity in results of affiliates and joint ventures and change in provision for losses on equity investments	(2)		(10)		62
Dividends received	10		42		99
Base Metals [Member] | Usinas Siderurgicas de Minas Gerais SA - USIMINAS [Member] | Steel [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	0.00%
Total, Participation in capital	0.00%
Net equity	0
Investments	0		0
Equity in results of affiliates and joint ventures and change in provision for losses on equity investments			8		18
Dividends received			7		18
Base Metals [Member] | THYSSENKRUPP CSA Companhia Siderurgica [Member] | Steel [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	2687.00%
Total, Participation in capital	2687.00%
Net equity	6,846
Net income (loss) of the period	(316)
Investments	1,840		2,049
Equity in results of affiliates and joint ventures and change in provision for losses on equity investments	(85)		(6)
Base Metals [Member] | California Steel Industries Inc - CSI [Member] | Steel [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	5000.00%
Total, Participation in capital	5000.00%
Net equity	310
Net income (loss) of the period	25
Investments	155		150
Equity in results of affiliates and joint ventures and change in provision for losses on equity investments	12		(10)		11
Dividends received	7				13
Base Metals [Member] | Companhia Outro [Member] | Other affiliates and joint ventures [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	0.00%
Total, Participation in capital	0.00%
Net equity	0
Investments	88		41
Equity in results of affiliates and joint ventures and change in provision for losses on equity investments	(4)		(2)		(8)
Base Metals [Member] | Korea Nickel Corp [Member] | Nickel [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	0.00%	[3]
Total, Participation in capital	0.00%
Net equity	0
Investments	11		13
Equity in results of affiliates and joint ventures and change in provision for losses on equity investments	2
Base Metals [Member] | Vale Solucoes em Energia [Member] | Other affiliates and joint ventures [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	5100.00%
Total, Participation in capital	5100.00%
Net equity	226
Net income (loss) of the period	(64)
Investments	115		99
Equity in results of affiliates and joint ventures and change in provision for losses on equity investments	(33)
Base Metals [Member] | Others - available for sale [Member] | Nickel [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	0.00%	[2]
Total, Participation in capital	0.00%	[2]
Net equity	0	[2]
Investments	5	[2]	9	[2]
Equity in results of affiliates and joint ventures and change in provision for losses on equity investments					(34)	[2]
Base Metals [Member] | Other affiliates and joint ventures [Member]
Investments in affiliated companies and joint ventures
Investments	203		140
Equity in results of affiliates and joint ventures and change in provision for losses on equity investments	(37)		(2)		(8)
Base Metals [Member] | Steel [Member]
Investments in affiliated companies and joint ventures
Investments	1,995		2,199
Equity in results of affiliates and joint ventures and change in provision for losses on equity investments	(73)		(8)		29
Dividends received	7		7		31
Base Metals [Member] | Nickel [Member]
Investments in affiliated companies and joint ventures
Investments	23		30
Equity in results of affiliates and joint ventures and change in provision for losses on equity investments	2				(34)
Shandong Yankuang International Company Ltd [Member] | Coal [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	2500.00%
Total, Participation in capital	2500.00%
Net equity	(106)
Net income (loss) of the period	(77)
Investments	(27)		(7)
Equity in results of affiliates and joint ventures and change in provision for losses on equity investments	(19)		(18)		(17)
Henan Longyu Resources Co Ltd [Member] | Coal [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	2500.00%
Total, Participation in capital	2500.00%
Net equity	999
Net income (loss) of the period	305
Investments	250		250
Equity in results of affiliates and joint ventures and change in provision for losses on equity investments	76		74		79
Dividends received	83				27
MRS Logistica SA Company [Member] | Logistic [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	3786.00%
Total, Participation in capital	4150.00%
Net equity	1,233
Net income (loss) of the period	217
Investments	511		468
Equity in results of affiliates and joint ventures and change in provision for losses on equity investments	90		141		113
Dividends received	72		124		34
LOG-IN Logistica Intermodal SA [Member] | Logistic [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	3133.00%
Total, Participation in capital	3133.00%
Net equity	401
Net income (loss) of the period	10
Investments	135		125
Equity in results of affiliates and joint ventures and change in provision for losses on equity investments	4		2		20
Dividends received			3		3
Iron ore and pellets [Member]
Investments in affiliated companies and joint ventures
Investments	1,165		1,157
Equity in results of affiliates and joint ventures and change in provision for losses on equity investments	956		272		550
Dividends received	989		210		319
Logistic [Member]
Investments in affiliated companies and joint ventures
Investments	646		593
Equity in results of affiliates and joint ventures and change in provision for losses on equity investments	94		143		133
Dividends received	72		127		37
Coal [Member]
Investments in affiliated companies and joint ventures
Investments	223		243
Equity in results of affiliates and joint ventures and change in provision for losses on equity investments	57		56		62
Dividends received	$ 83				$ 27

[1]	Although Vale held a majority of the voting interest of investees accounted for under the equity method, existing veto rights held by noncontrolling shareholders under shareholder agreements preclude consolidation;
[2]	Available for sale
[3]	Sold in April 2009

Short-Term debt (Details)	Dec. 31, 2010
Short-term debt (Textuals)
Average annual interest rate on short-term borrowings from commercial banks for import financing	2.00%

Long-term debt (Details) In Millions	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2010 Foreign Debt [Member] EUR ( €)	Dec. 31, 2010 Foreign Debt [Member] USD ( $)	Dec. 31, 2009 Foreign Debt [Member] USD ( $)	Dec. 31, 2009 Foreign Debt [Member] EUR ( €)	Dec. 31, 2010 Brazilian debt [Member] USD ( $)	Dec. 31, 2009 Brazilian debt [Member] USD ( $)
Long-term debt
US dollars				$ 2,384	$ 1,543
US dollars				2,530	4,332
Others				18	29
Others				217	411
Fixed Rate Notes - US dollar denominated				0	0
Fixed Rate Notes - US dollar denominated				10,242	8,481
Fixed Rate Notes - EUR denominated			0			0
Fixed Rate Notes - EUR denominated			1,003			0
Debt securities - US dollar denominated				0	150
Debt securities - US dollar denominated				0	0
Perpetual notes				0	0
Perpetual notes				78	78
Accrued charges				233	198		110	89
Accrued charges				0	0		0	0
Long-term debt	2,823	2,933		2,635	1,920		188	1,013
Long-term debt	21,591	19,898		14,070	13,302		7,521	6,596
Brazilian Reais indexed to Long-term Interest Rate - TJLP/CDI and General Price Index-Market (IGPM)							76	62
Brazilian Reais indexed to Long-term Interest Rate - TJLP/CDI and General Price Index-Market (IGPM)							3,891	3,433
Basket of currencies							1	1
Basket of currencies							125	3
Non-convertible debentures	0						0	861
Non-convertible debentures							2,767	2,592
US dollars denominated							1	0
US dollars denominated							$ 738	$ 568

Long-term debt (Details 1) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Maturities of Long-term Debt
2012	$ 1,117
2013	3,311
2014	1,046
2015	745
2016	14,927
No due date	445
Long-term debt	$ 21,591	$ 19,898

Long-term debt (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2010 Range One [Member]	Dec. 31, 2010 Range Two [Member]	Dec. 31, 2010 Range Three [Member]	Dec. 31, 2010 Range Four [Member]	Dec. 31, 2010 Range Five [Member]	Dec. 31, 2010 Range Six [Member]	Dec. 31, 2010 Variable Perpetual Notes [Member]
Annual interest rates on long-term debt
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum		0	0.031	0.051	0.071	0.091	0.11
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum		0.03	0.05	0.07	0.09	0.11
Long-term Debt, Total	$ 24,414	$ 5,645	$ 2,185	$ 7,620	$ 4,306	$ 2,712	$ 1,866	$ 80

Long-term debt (Details 3) In Millions, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2010 BRL	Dec. 31, 2009 BRL	Dec. 31, 2010 1st Series [Member] BRL	Dec. 31, 2009 1st Series [Member] BRL	Dec. 31, 2010 2nd Series [Member] BRL	Dec. 31, 2009 2nd Series [Member] BRL	Dec. 31, 2010 Tranche B [Member] BRL	Dec. 31, 2009 Tranche B [Member] BRL	Dec. 31, 2009 Short-term portion [Member] BRL	Dec. 31, 2010 Long-Term Portion [Member] BRL	Dec. 31, 2009 Long-Term Portion [Member] BRL	Dec. 31, 2010 Accrued Charges [Member] BRL	Dec. 31, 2009 Accrued Charges [Member] BRL
Non-convertible debentures in Brazilian Reais denominated
Issued					150,000		400,000		5
Outstanding					150,000		400,000		5
Maturity					November 20,2010		November 20,2013		No due date
Interest					101.75% CDI		100% CDI + 0.25%		6.5% p.a + IGP-DI
Balance			2,796	3,482	0	869	2,429	2,318	367	295
Short-term portion	0										861
Long-term portion												2,767	2,592
Accrued charges														29	29
Indexation rates applied to debt
TJLP - Long-Term Interest Rate (effective rate)		6.20%	6.00%
IGP-M - General Price Index - Market	10.9	(1.7)
Appreciation (devaluation) of Real against US dollar	$ 4.7	$ 34.2

Long-term debt (Details Textuals) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended							1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended				12 Months Ended	1 Months Ended				12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010	Dec. 31, 2009 USD ( $)	Sep. 30, 2010 Export Import Bank Of China And The Bank Of China Limited [Member] USD ( $)	Dec. 31, 2010 Export Import Bank Of China And The Bank Of China Limited [Member] USD ( $)	Dec. 31, 2010 Commercial Banks [Member] USD ( $)	Dec. 31, 2010 Export Development Canada [Member] USD ( $)	Oct. 31, 2010 Export Development Canada [Member] USD ( $)	Dec. 31, 2010 Banco Nacional de Desenvolvimento Economico Social Member USD ( $)	Jun. 30, 2010 Banco Nacional de Desenvolvimento Economico Social Member USD ( $)	Jun. 30, 2010 Banco Nacional de Desenvolvimento Economico Social Member BRL	Sep. 30, 2010 6.875% Notes due in 2039 USD ( $)	Dec. 31, 2010 6.875% Notes due in 2039	Sep. 30, 2010 4.625% Notes due in 2020 USD ( $)	Dec. 31, 2010 4.625% Notes due in 2020	Dec. 31, 2010 Note Due in 2010 [Member] USD ( $)	Dec. 31, 2010 Note Due in 2013 [Member] USD ( $)	Dec. 31, 2010 Euro Bond [Member]	Dec. 31, 2010 Floating Rate Debt [Member] USD ( $)	Jun. 30, 2010 Pre Export Finance Agreement [Member] USD ( $)	Mar. 31, 2010 Euro Notes [Member] EUR ( €)	Mar. 31, 2010 Euro Notes [Member] USD ( $)	Dec. 31, 2010 Euro Notes [Member]	Dec. 31, 2010 PT International [Member] USD ( $)	Dec. 31, 2010 BNDES [Member] USD ( $)	Dec. 31, 2010 NEXI [Member] USD ( $)	Dec. 31, 2010 JBIC [Member] USD ( $)	Dec. 31, 2010 Revolving Line Of Credit Facility Member USD ( $)	Dec. 31, 2010 Vale International [Member] USD ( $)	Dec. 31, 2010 Vale Inco.[Member] USD ( $)
Long Term Debt (Textuals)
Percentage of derivative transactions cost		3.35%																4.71%	3.13%
Total cost of derivative transactions																			$ 5,835
Amount which includes above original interest rate																			5,461
Interest rate of unconditionally guaranteed notes																			7.10%
Number of ore carriers build through financing				12
Capacity of ore carrier				400,000
Line of credit repayment term				13																10
Debt Instrument, Increase, Additional Borrowings												1,000		750
Maturity price in percentage													110.87%		99.03%
Export facility agreement through PT International																								300	4,000	2,000	3,000
Amount available for purchases of goods and services from facility								500																150	7,300
Amount available for investments from the facility								500																				1,600	850	750
Letter of credit issued and outstanding	114				291		250		123																1,153
Secured Debt	2		753
Unsecured Debt	24,412		22,078
Outstanding principal amount																28	122
Interest rate of euronotes													6.88%		4.63%	8.93%	4.43%						4.38%
Interest rate of principal amount of euronotes																					99.56%	99.56%
Redeemed debt amounts total	150
Issuance of euronotes																					750	1,000
Line of credit disbursment period					3
Amount financed for the acquisition of certain equipment				$ 1,229		$ 300		$ 1,000		$ 430	774									$ 500

Stockholders' Equity (Details) (Vale and Vale P - 2012 [Member], USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Vale issued mandatory convertible notes
Mandatory convertible notes, date emission	39995
Mandatory convertible notes, date, Expiration	41061
Mandatory convertible notes value, gross	$ 942
Mandatory convertible notes value, net of charges	934
Mandatory convertible notes, coupon	6.75%
Preferred Stock Member
Funds linked to future mandatory conversion
Maximum amount of action	47,284,800
Maximum amount of action, Value	649
Common stock
Funds linked to future mandatory conversion
Maximum amount of action	18,415,859
Maximum amount of action, Value	$ 293

Stockholders' Equity (Details 1) (USD $) In Millions, except Share data	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Basic and diluted earnings per share
Net income from continuing operations attributable to Company's stockholders	$ 17,407		$ 5,349		$ 13,218
Discontinued operations, net of tax	(143)
Net income attributable to the Company's stockholders	17,264		5,349		13,218
Net income for the period adjusted	17,131		5,198		13,076
Basic and diluted earnings per share
Income available to preferred stockholders	6,566		1,967		5,027
Income available to common stockholders	10,353		3,083		7,823
Total	5,311,507		5,364,984		5,062,148
Earnings per preferred share	$ 3.23		$ 0.97		$ 2.58
Earnings per common share	$ 3.23		$ 0.97		$ 2.58
Earnings per convertible notes linked to preferred share	$ 4.76	[1],[2]	$ 1.71	[1],[2]	$ 4.09	[1],[2]
Earnings per convertible notes linked to common share	$ 6.52	[1],[2]	$ 2.21	[1],[2]	$ 4.29	[1],[2]
Earnings per preferred share from continuing operations	$ 3.25
Earnings per common share from continuing operations	$ 3.25
Earnings per convertible notes linked to preferred share from continuing operations	$ 4.78
Earnings per convertible notes linked to common share from continuing operations	$ 6.57
Earnings per preferred share from discontinued operations	$ (0.02)
Earnings per common share from discontinued operations	$ (0.02)
Earnings per convertible notes linked to preferred share from discontinued operations	$ (0.02)
Earnings per convertible notes linked to common share from discontinued operations	$ (0.05)
Common stock
Basic and diluted earnings per share
Weighted Average Number of Shares Issued, Basic	3,210,023,000		3,181,706,000		3,028,817,000
Weighted Average Number of Shares, Treasury Stock	18,416		74,998		56,582
Preferred Convertible note [Member]
Basic and diluted earnings per share
Interest attributed to common convertible notes	(72)		(58)		(46)
Basic and diluted earnings per share
Income available to convertible notes	153		75		78
Common Convertible [Member]
Basic and diluted earnings per share
Interest attributed to common convertible notes	(61)		(93)		(96)
Basic and diluted earnings per share
Income available to convertible notes	$ 59		$ 73		$ 148
Preferred Class A [Member]
Basic and diluted earnings per share
Weighted Average Number of Shares Issued, Basic	2,035,783,000		2,030,700,000		1,946,454,000
Weighted Average Number of Shares, Treasury Stock	47,285		77,580		30,295

[1]	Basic earnings per share only, as dilution assumes conversion
[2]	Basic earnings per share only, as dilution assumes conversion.

Stockholders' Equity (Details 2) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Dilutive effect in the conversion of the convertible notes
Income available to preferred stockholders	$ 6,791	$ 2,100	$ 5,151
Income available to common stockholders	$ 10,473	$ 3,249	$ 8,067
Common stock
Dilutive effect in the conversion of the convertible notes
Weighted average number of shares outstanding	3,228,439	3,256,704	3,085,399
Earnings per common share	$ 3.24	$ 1	$ 2.61
Income (Loss) from Continuing Operations, Per Diluted Share	$ 3.27
Income (Loss) from Discontinued Operations, Net of Tax, Per Diluted Share	$ (0.03)
Preferred Class A [Member]
Dilutive effect in the conversion of the convertible notes
Weighted average number of shares outstanding	2,083,068	2,108,280	1,976,749
Earnings per common share	$ 3.26	$ 1	$ 2.61
Income (Loss) from Continuing Operations, Per Diluted Share	$ 3.29
Income (Loss) from Discontinued Operations, Net of Tax, Per Diluted Share	$ (0.03)

Stockholders' Equity (Details Textuals)	1 Months Ended			12 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended
	Oct. 31, 2010 USD ( $)	Jun. 30, 2010 USD ( $)	Apr. 30, 2010 USD ( $)	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Apr. 30, 2010 Rio [Member] USD ( $)	Apr. 30, 2010 Rio P [Member] USD ( $)	Oct. 31, 2010 Vale P - 2012 [Member] BRL	Dec. 31, 2010 Vale P - 2012 [Member] BRL	Apr. 30, 2010 Vale P - 2012 [Member] USD ( $)	Oct. 31, 2010 VALE-2012 [Member] BRL	Dec. 31, 2010 VALE-2012 [Member] BRL	Apr. 30, 2010 VALE-2012 [Member] USD ( $)	Jun. 30, 2010 Common stock Rio and Rio P [Member]	Jun. 30, 2010 Preferred Class A [Member] Rio and Rio P [Member]	Dec. 31, 2010 Undistributed retained earnings [Member] USD ( $)
Stockholders' equity (Textuals)
Number of Votes per common and preferred class A stock share per person				One vote
Number of preferred special shares held with The Brazilian Government				12
Mandatory minimum dividend of annual adjusted net income under Brazilian GAAP, Common stockholders				0.25
Mandatory minimum dividend of annual adjusted net income under Brazilian GAAP, Preferred stockholders				0.25
Minimum Dividend percentage for preferred stockholders of the preferred capital				0.06
Dividend percentage for preferred stockholders if greater than 6%				0.03
Approval of second tranche of the minimum dividend	$ 1,250,000,000
Amount of additional dividends distributed	500,000,000
First installment of the dividend to stockholders			1,250,000,000
Extraordinary payment of interest on capital in total gross amount				1,000,000,000
Extraordinary payment of interest on capital per outstanding shares				0.191634056
Amount of shares held in treasury for subsequent sale or cancellation				2,000,000,000
Number of Common stock shares held in treasury				64,810,513
Number of Preferred shares held in treasury				98,367,748
Common shares acquired				21,682,700
Preferred shares acquired				48,197,700
Number of treasury stocks used for conversion		75,435,238
Adjustments in additional paid in capital stock conversion		1,379,000,000
Additional remuneration paid to holders of the mandatorily convertible notes								1.597876	0.899461		1.381517	0.77767
Additional interest Paid to holders of the mandatorily convertible notes						0.41769	0.495742			0.696668			0.602336
Number of converted shares														49,305,205	26,130,033
Undistributed retained earnings, comprising the unrealized income and expansion reserves				166,000,000	3,182,000,000											26,150,000,000
Percentage of minimum annual mandatory dividend				25.00%
Legal reserve- appropriation of annual net income				0.05
Legal reserve- limit of capital stock				0.2
Additional interest Paid to holders of the mandatorily convertible notes						$ 0.41769	$ 0.495742			$ 0.696668			$ 0.602336
Percentage of minimum annual mandatory dividend				25.00%

Pension plans (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended			12 Months Ended							12 Months Ended												12 Months Ended									12 Months Ended												12 Months Ended					12 Months Ended
	May 31, 2000	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Underfunded pension plans [Member]	Dec. 31, 2009 Underfunded pension plans [Member]	Sep. 30, 2009 Underfunded pension plans [Member]	Dec. 31, 2010 Underfunded pension plans [Member] Brazil Plans [Member]	Dec. 31, 2009 Underfunded pension plans [Member] Brazil Plans [Member]	Dec. 31, 2010 Underfunded pension plans [Member] Foreign Plans [Member]	Dec. 31, 2009 Underfunded pension plans [Member] Foreign Plans [Member]	Dec. 31, 2010 Underfunded pension plans [Member] Private Equity Funds [Member]	Dec. 31, 2009 Underfunded pension plans [Member] Private Equity Funds [Member]	Dec. 31, 2010 Underfunded pension plans [Member] Real State Funds [Member]	Dec. 31, 2010 Underfunded pension plans [Member] Real Estate [Member]	Dec. 31, 2009 Underfunded pension plans [Member] Real Estate [Member]	Dec. 31, 2010 Underfunded pension plans [Member] Loans To Participants [Member]	Dec. 31, 2009 Underfunded pension plans [Member] Loans To Participants [Member]	Dec. 31, 2010 Underfunded pension plans [Member] Level 1 [Member]	Dec. 31, 2009 Underfunded pension plans [Member] Level 1 [Member]	Dec. 31, 2010 Underfunded pension plans [Member] Level 2 [Member]	Dec. 31, 2009 Underfunded pension plans [Member] Level 2 [Member]	Dec. 31, 2010 Underfunded pension plans [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Option One [Member]	Dec. 31, 2010 Option Two [Member]	Dec. 31, 2010 Option Three [Member]	Dec. 31, 2010 Brazil Plans [Member] Overfunded pension plans [Member]	Dec. 31, 2009 Brazil Plans [Member] Overfunded pension plans [Member]	Dec. 31, 2010 Brazil Plans [Member] Underfunded other benefits [Member]	Dec. 31, 2009 Brazil Plans [Member] Underfunded other benefits [Member]	Dec. 31, 2010 Foreign Plans [Member] Underfunded other benefits [Member]	Dec. 31, 2009 Foreign Plans [Member] Underfunded other benefits [Member]	Dec. 31, 2010 Overfunded Pension Plan Two [Member]	Dec. 31, 2009 Overfunded Pension Plan Two [Member]	Dec. 31, 2010 Overfunded Pension Plans One [Member]	Dec. 31, 2010 Overfunded pension plans [Member]	Dec. 31, 2009 Overfunded pension plans [Member]	Sep. 30, 2009 Overfunded pension plans [Member]	Dec. 31, 2010 Overfunded pension plans [Member] Level 1 [Member]	Dec. 31, 2009 Overfunded pension plans [Member] Level 1 [Member]	Dec. 31, 2010 Overfunded pension plans [Member] Level 2 [Member]	Dec. 31, 2009 Overfunded pension plans [Member] Level 2 [Member]	Dec. 31, 2010 Overfunded pension plans [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2009 Overfunded pension plans [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Underfunded other benefits [Member]	Dec. 31, 2009 Underfunded other benefits [Member]	Sep. 30, 2009 Underfunded other benefits [Member]	Dec. 31, 2010 Underfunded other benefits [Member] Level 1 [Member]	Dec. 31, 2009 Underfunded other benefits [Member] Level 1 [Member]	Dec. 31, 2010 Private Equity Funds [Member]	Dec. 31, 2009 Private Equity Funds [Member]	Dec. 31, 2010 Real State Funds [Member]	Dec. 31, 2010 Real Estate [Member]	Dec. 31, 2009 Real Estate [Member]	Dec. 31, 2010 Loans To Participants [Member]	Dec. 31, 2009 Loans To Participants [Member]	Dec. 31, 2009 Fair Value, Inputs, Level 3 [Member]
Change in benefit obligation
Benefit obligation at beginning of year					$ 3,923	$ 3,031																														$ 3,661	$ 2,424								$ 1,431	$ 1,069
Benefit initial recognized consolidation					12																															385									58
Transfers					936																															(936)
Service cost					59	43																														2	11								27	17
Interest cost					361	249																														329	313								97	88
Plan amendment					10																															(28)									(2)
Assumptions changes					65																															87									6
Benefits paid/ Actual distribution					(364)	(279)																														(265)	(226)								(80)	(65)
Effect of exchange rate changes					241	555																														126	843								71	187
Actuarial loss					425	324																														234	296								(13)	135
Benefit obligation at end of year					5,667	3,923																														3,623	3,661								1,601	1,431
Change in plan assets
Fair value of plan assets at beginning of year					3,229	2,507	3,229																													4,996	5,585	4,996							11	9	11
Fair value initial recognized consolidation					10																															451
Transfers					866																															(866)
Actual return on plan assets					541	402																														1,094	1,121								1	1
Employer contributions					169	155																														2	40								80	65
Benefits paid/ Actual distribution					(364)	(279)																														(265)	(226)								(80)	(65)
Effect of exchange rate changes					194	444																														173	1,018								1	1
Fair value of plan assets at end of year					4,645	3,229	3,229																													5,585	4,996	4,996							13	11	11
Funded Status and Financial Position
Noncurrent assets																																				1,962	1,335
Current liabilities		168	144		(35)	(62)																																							(133)	(82)
Non-current liabilities		2,442	1,970		(1,042)	(632)																																							(1,400)	(1,338)
Funded status					(1,077)	(694)																														1,962	1,335								(1,533)	(1,420)
Assumptions used (nominal terms)
Discount rate								11.30%	11.08%	6.21%	6.21%																11.30%	11.08%	11.30%	11.08%	5.44%	6.20%
Expected return on plan assets								11.50%	10.50%	7.02%	7.00%																12.00%	11.91%			6.50%	6.23%
Rate of compensation increase - up to 47 years								8.15%		4.11%	4.11%																8.15%	7.64%			3.58%	3.58%
Rate of compensation increase - over 47 years								5.00%		4.11%	4.11%																5.00%	4.50%			3.58%	3.58%
Inflation rate p.a.								5.00%	4.50%	2.00%	2.00%																5.00%	4.50%	5.00%	4.50%	2.00%	2.00%
Health care cost trend rate																													8.15%	7.63%	4.49%	4.47%
Initial health care cost trend rate																																													7.35%	7.60%
Pension costs
Service cost - benefits earned during the year					59	43																														2	11								27	17
Interest cost on projected benefit obligation					361	249																														329	313								97	88
Expected return on assets					(321)	(202)																														(531)	(431)									(1)
Amortizations and (gain) / loss					18	3																															14								(14)	(19)
Net deferral						14																														(1)										(14)
Net periodic pension cost (credit)					117	113																														(201)	(93)								110	71
Accumulated benefit obligation
Accumulated benefit obligation					5,540	3,826																														3,612	3,645								1,601	1,431
Projected benefit obligation					5,667	3,923																														3,623	3,661								1,601	1,431
Fair value of plan assets					(4,645)	(3,229)																														(5,585)	(4,996)								13	11
Impact of 1% variation in assumed health care cost trend rate
1% increase in Accumulated postretirement benefit obligation (APBO)		213	199
1% decrease in Accumulated postretirement benefit obligation (APBO)		(172)	(163)
1% increase Interest and service costs		22	18
1% decrease Interest and service costs		(17)	(14)
Other Cumulative Comprehensive Income (Deficit)
Net transition (obligation) / asset					0																															0	2								0
Net prior service (cost) / credit					(15)	(8)																														0									0
Net actuarial (loss) / gain					(628)	(330)																														243	79								335	301
Effect of exchange rate changes					0	(7)																														(1)	(91)								(1)	(4)
Deferred income tax					201	111																														(82)	3								(111)	(94)
Amounts recognized in other cumulative comprehensive income (deficit)					(442)	(234)																														160	(7)								223	203
Change in Other Cumulative Comprehensive Income (Deficit)
Net transition (obligation) / asset not yet recognized in NPPC at beginning of the year					0																															0	(12)								0
Net actuarial (loss) / gain not yet recognized in NPPC at beginning of the year					(337)	(196)																														(18)	(261)								297	406
Transfers					(8)																															8
Deferred income tax at beginning of the period					111	83																														3	93								(94)	(147)
Effect of initial recognition of cumulative comprehensive Income (deficit)					(234)	(113)																														(7)	(180)								203	259
Reclassifications
Amortization of net transition (obligation) / asset																																					14
Amortization of net actuarial (loss) / gain					(1)	5																																							9	(19)
Transfers					8																															(8)
Total net actuarial (loss) / gain arising during period					(277)	(112)																														261	340								11	(142)
Effect of exchange rate changes					(28)	(42)																														(1)	(91)								17	52
Deferred income tax					90	28																														(85)	(90)								(17)	53
Total recognized in other cumulative comprehensive income (deficit)					(442)	(234)																														160	(7)								223	203
Fair value measurements by category - Overfunded Plans
Cash and cash equivalents					52	33													22	12	30	21														6	1		6	1					13	11		13	11
Accounts Receivable					20														20																	81	16		81	16
Equity securities - liquid					1,617	1,347													1,617	1,347																1,321	1,303		1,321	1,303
Equity securities - non-liquid					11														6		5															75	64				75	64
Debt securities - Corporate bonds					55	12															55	12														229	143				229	143
Debt securities - Financial Institutions					120	19															120	19														191	226				191	226
Debt securities - Government bonds					786	445													370	50	416	395														2,114	1,744		2,114	1,744
Investment funds - Fixed Income					1,799	988													1,079	287	720	701														1,610	2,037		1,610	2,037
Investment funds - Equity					437	409													91	87	346	322														513	577		513	577
Investment funds - Private Equity					216														216
International investments					6														3		3															23			23
Structured investments - Private Equity funds					15																		15													128	97				128																97
Structured investments - Real estate funds					1																		1													19					19
Real estate					37																		37													288	249						288	249
Loans to Participants					151																		151													182	282						182	282
Total					5,323	3,253													3,424	1,783	1,695	1,470	204													6,780	6,739		5,668	5,678	495	433	617	628	13	11		13	11
Funds not related to risk plans					(678)	(24)																														(1,195)	(1,743)
Fair value of plan assets at end of year					4,645	3,229	3,229																													5,585	4,996	4,996							13	11	11
Fair value measurements using significant unobservable inputs - Level 3
Beginning of the year		628	457		0	0						0	0	0	0	0	0	0																																97	72	0	249	156	282	229
Actual return on plan assets		72	93		22	0						(2)	0	0	4	0	20	0																																(3)	30	1	49	21	25	42
Initial recognized consolidation of Fosfertil		27																																																			22		5
Assets sold during the period		(103)	(180)		(52)	0						7	0	0	(2)	0	(57)	0																																(3)	(57)	(1)	(24)	(11)	(75)	(112)
Assets purchases, sales and settlemnts		130	102		68	0						0	0	0	10	0	58	0																																43	28		25	29	62	45
Cumulative translation adjustment		21	156		7	0						0	0	0	1	0	6	0																																4	24	1	9	54	7	78
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Transfer		(158)			159	0						10	0	1	24	0	124	0																																(10)		18	(42)		(124)
End of the year		617	628		204	0						15	0	1	37	0	151	0																																128	97	19	288	249	182	282
Fair value measurements by category - Underfunded Pension Plans
Cash and cash equivalents					52	33													22	12	30	21														6	1		6	1					13	11		13	11
Accounts Receivable					20														20																	81	16		81	16
Equity securities - liquid					1,617	1,347													1,617	1,347																1,321	1,303		1,321	1,303
Equity securities - non-liquid					11														6		5															75	64				75	64
Debt securities - Corporate bonds					55	12															55	12														229	143				229	143
Debt securities - Financial Institutions					120	19															120	19														191	226				191	226
Debt securities - Government bonds					786	445													370	50	416	395														2,114	1,744		2,114	1,744
Investment funds - Fixed Income					1,799	988													1,079	287	720	701														1,610	2,037		1,610	2,037
Investment funds - Equity					437	409													91	87	346	322														513	577		513	577
International investments					6														3		3															23			23
Investment funds - Private Equity					216														216
Structured investments - Private Equity funds					15																		15													128	97				128																97
Structured investments - Real estate funds					1																		1													19					19
Real estate					37																		37													288	249						288	249
Loans to Participants					151																		151													182	282						182	282
Total					5,323	3,253													3,424	1,783	1,695	1,470	204													6,780	6,739		5,668	5,678	495	433	617	628	13	11		13	11
Funds not related to risk plans					(678)	(24)																														(1,195)	(1,743)
Fair value of plan assets at end of year					4,645	3,229	3,229																													5,585	4,996	4,996							13	11	11
Fair value measurements using significant unobservable inputs Level 3 (Underfunded)
Beginning of the year		628	457		0	0						0	0	0	0	0	0	0																																97	72	0	249	156	282	229
Actual return on plan assets		72	93		22	0						(2)	0	0	4	0	20	0																																(3)	30	1	49	21	25	42
Assets sold during the period		(103)	(180)		(52)	0						7	0	0	(2)	0	(57)	0																																(3)	(57)	(1)	(24)	(11)	(75)	(112)
Assets purchases, sales and settlemnts		130	102		68	0						0	0	0	10	0	58	0																																43	28		25	29	62	45
Cumulative translation adjustment		21	156		7	0						0	0	0	1	0	6	0																																4	24	1	9	54	7	78
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Transfer		(158)			159	0						10	0	1	24	0	124	0																																(10)		18	(42)		(124)
End of the year		617	628		204	0						15	0	1	37	0	151	0																																128	97	19	288	249	182	282
Fair value measurements by category - Other Benefits
Cash					52	33													22	12	30	21														6	1		6	1					13	11		13	11
Total					5,323	3,253													3,424	1,783	1,695	1,470	204													6,780	6,739		5,668	5,678	495	433	617	628	13	11		13	11
Estimated future benefit payments
2011		757			399																															271									87
2012		763			398																															274									91
2013		763			396																															273									94
2014		763			392																															275									96
2015		762			389																															275									98
2016 and thereafter		3,718			1,913																															1,317									488
Pension Plans (Textuals)
Percentage of employees migrated to the Vale Mais Plan	0.98
Number of employees under defined benefit plan		1,684
Number of employees receiving supplemental retirement and pension		1,466
Portfolio investments in shares included in Plan assets		519	587	188
Portfolio investments in debentures included in Plan assets		64	69	53
Investment in Shares of related parties included in Plan assets		81	164	44
Brazilian Federal Government securities included in Plan assets		4,150	3,261	2,152
Canada Federal Government securities included in Plan assets		436	391	347
Federal Government securities included in Plan assets		158
Variation in assumed health care cost trend rate		1.00%
Target allocation of total assets in Defined Benefit Plan																																			55.00%
Target allocation of total assets in fixed income in Defined Benefit Plan																																			0.52
Target allocation of Equity in the Defined Benefit Plan																									20.00%	35.00%							59.00%	60.00%	28.00%
Target allocation of Structured Investments in the Defined Benefit Plan																																			0.06
Target allocation of International Investments in the Defined Benefit Plan																																			0.02
Target allocation of International Investments in the Vale Mais Plan																																	1.00%
Target allocation of Real estate in the Defined Benefit Plan																																	4.00%		7.00%
Target allocation of Loan to Participants in the Defined Benefit Plan																																	10.00%		5.00%
Investment of Structured Investments segment in Private Equity Funds in Defined Benefit plan		128	87
The average nominal return of the Defined Benefit Plan		20.87%
Nominal return term for the Defined Benefit Plan		11
Target allocation in Fixed income																																	55.00%
Target allocation of Equity in the Vale Mais Plan																																	0.24
Target allocation of Structured Investments in the Vale Mais Plan																																	0.02
Investment of Structured Investments segment in Private Equity Funds in the Vale Mais Plan		15	10
First option of asset classes mix																								100.00%	80.00%	65.00%
The average nominal return of The Vale Mais Plan		15.67%
Nominal return term for The Vale Mais Plan		7
Overfunded Pension Plan Return Target Percentage For Private Equity Assets		11.51%
The target allocation for private equity assets		6.00%
Target allocation (minimum)		2.00%
Target allocation (maximum)		10.00%
The return target for loans to participants		16.05%
The return target for real estate assets		12.89%
The average nominal return of the Brazilian Obligation		16.28%
Term for Brazilian Obligation		5
Target asset allocation in fixed income investments in Foreign plans																																		40.00%
Developed currency's exposure hedge			0.5
Target allocation in equity investments for PT Inco			0.2
Return target for private equity assets in local currency		11.51%
Target allocation for private equity assets		2.00%
Private equity assets target allocation (minimum)		1.00%
Private equity assets target allocation (maximum)		10.00%
Return target for loans to participants		16.05%
Return target for real estate assets		12.89%
Expected employer contributions		$ 310

Long-term Incentive Compensation Plan (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010	Dec. 31, 2009 USD ( $)	Dec. 31, 2008 USD ( $)
Long-term Incentive Compensation Plan (Textuals) [Abstract]
Holding period of purchased shares (in years)	P3Y
Total shares linked to long-term incentive compensation plan		2,458,627	1,809,117
Exercise period of shares under long-term incentive	3
Long term incentive compensation plan vesting period	P3Y
Recognized liability under long-term incentive compensation plan	$ 120		$ 72	$ 7

Commitments and Contingencies (Details)	1 Months Ended			12 Months Ended													12 Months Ended
	Oct. 31, 2010 USD ( $)		Apr. 30, 2010 USD ( $)	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2008 USD ( $)	Dec. 31, 2010 EUR ( €)	Dec. 31, 2010 CAD ( $)	Dec. 31, 2010 Other Contingencies [Member] USD ( $)	Dec. 31, 2009 Other Contingencies [Member] USD ( $)	Dec. 31, 2010 Tax - related actions [Member] USD ( $)	Dec. 31, 2009 Tax - related actions [Member] USD ( $)	Dec. 31, 2010 Civil claims [Member] USD ( $)	Dec. 31, 2009 Civil claims [Member] USD ( $)	Dec. 31, 2010 Labor and social security claims [Member] USD ( $)	Dec. 31, 2009 Labor and social security claims [Member] USD ( $)	Dec. 31, 2010 Pellet plants operating leases [Member] USD ( $)	Dec. 31, 2009 Pellet plants operating leases [Member] USD ( $)	Dec. 31, 2008 Pellet plants operating leases [Member] USD ( $)	Dec. 31, 2010 Railroad operating leases [Member] USD ( $)	Dec. 31, 2009 Railroad operating leases [Member] USD ( $)	Dec. 31, 2008 Railroad operating leases [Member] USD ( $)	Dec. 31, 2010 Option One [Member]	Dec. 31, 2010 Option Three [Member]	Dec. 31, 2010 Option Two [Member]	Dec. 31, 2010 Bay Development Agreement [Member] USD ( $)	Dec. 31, 2009 Bay Development Agreement [Member] CAD ( $)	Dec. 31, 2009 Bay Development Agreement [Member] USD ( $)	Dec. 31, 2010 Bank Guarantee [Member] USD ( $)	Dec. 31, 2010 Contract Termination Payment Gurantee [Member] EUR ( €)	Dec. 31, 2010 Contract Termination Payment Gurantee [Member] USD ( $)
Provision for contingencies and the related judicial deposits
Provision for contingencies				$ 2,043,000,000	$ 1,763,000,000				$ 39,000,000	$ 35,000,000	$ 746,000,000	$ 489,000,000	$ 510,000,000	$ 582,000,000	$ 748,000,000	$ 657,000,000
Judicial deposits				1,731,000,000	1,143,000,000				5,000,000	4,000,000	442,000,000	175,000,000	410,000,000	307,000,000	874,000,000	657,000,000
Total commitment per metric ton
2011				141,000,000
2012				145,000,000
2013				146,000,000
2014				146,000,000
Total				578,000,000
Schedule of future minimum rental payments under the railroad and pellet plants operating leases
2011																	107,000,000			90,000,000
2012																	107,000,000			90,000,000
2013																	107,000,000			90,000,000
2014																	107,000,000			90,000,000
2015 thereafter																	1,092,000,000			1,068,000,000
Total minimum payments required																	1,520,000,000			1,428,000,000
Changes in the provisions for asset retirement obligations
Beginning of period				1,116,000,000	887,000,000
Accretion expense				113,000,000	75,000,000
Liabilities settled in the current period				(45,000,000)	(46,000,000)
Revisions in estimated cash flows				125,000,000	(23,000,000)
Cumulative translation adjustment				59,000,000	223,000,000
End of period				1,368,000,000	1,116,000,000	887,000,000
Current liabilities				75,000,000	89,000,000
Non-current liabilities				1,293,000,000	1,027,000,000
Total				1,368,000,000	1,116,000,000	887,000,000
Commitments and Contingencies (Textuals) [Abstract]
Guarantee obligations maximum exposure																											112,000,000	110,000,000	100,000,000	126,000,000	169,000,000
Number of bank guarantees				2
Total amount of bank guarantee				58,000,000			43,000,000																			11,000,000
Number of shares as percentage held by Sumic Nickel Netherlands B.V				21.00%
Shares available for sale under put option as percentage of shares held by minority shareholder company of guaranteed company																							25.00%	100.00%	50.00%
Put option exercise description				If the defined cost of the initial nickel-cobalt development project exceeded US $ 4.2 billion
Increase in threshold limit of defined cost for exercise of put option				4,600,000
Financial assurance provided by VINL in the form of letter of credit per shipment				16,000,000				16,000,000
Maximum tons of nickel concentrate permitted to ship under Bay Development Agreement				55,000
Number of shipment guaranteed							7	7
Additional letter of credit issued				114,000,000
Additional financial assurance issued by VINL, outstanding in additional bank guarantees				57,000,000
Additional letter of credit outstanding				39,000,000
Contingencies settled				352,000,000	236,000,000	856,000,000
Recognized provision,Classified as other operating expenses				112,000,000	294,000,000	331,000,000
Loss contingency having no provision, estimate of possible loss				4,787,000,000	4,190,000,000
Debentures issued, number				388,559,056
Debentures issued, par value				0.01
Debentures remuneration paid	5,000,000	[1]	5,000,000
Amount committed to purchase under take-or-pay agreement (in thousand metric tons of bauxite)				23620
Market price of bauxite per metric ton December 31, 2009				24,500,000
Maximum operating lease period																	30			30
Renewable period of lease				30
Total expenses of operating lease																	107,000,000	114,000,000	49,000,000	90,000,000	80,000,000	53,000,000
Minimum operating lease period																	5
Asset retirement obligation revision of estimate related to acquisition				$ 44,000,000

[1]	Sold in April 2009

Other Expenses (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Other Expenses (Textuals)
Other operating expenses	$ 2,205	$ 1,522	$ 1,254
Expenses related to idle capacity and stoppage of operations	757	880	0
Pre operational expenses	360	0	0
Loss of material	108	9	199
Expenses relating to tax assessments on transportation services			204
Expenses related to write off of intangible asset			$ 65

Fair Value Disclosures of Financial Assets and Liabilities (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Fair value [Member]
Balances of assets and liabilities measured at fair value on a recurring basis
Available-for-sale securities	$ 12
Unrealized gain on derivatives	257
Debentures	(1,284)
Level 1 [Member]
Balances of assets and liabilities measured at fair value on a recurring basis
Available-for-sale securities	12
Unrealized gain on derivatives	1
Level 2 [Member]
Balances of assets and liabilities measured at fair value on a recurring basis
Unrealized gain on derivatives	256
Debentures	(1,284)
Carrying Amount [Member]
Balances of assets and liabilities measured at fair value on a recurring basis
Available-for-sale securities	12	17
Unrealized gain on derivatives	257	832
Debentures	$ (1,284)	$ (752)

Fair Value Disclosures of Financial Assets and Liabilities (Details 1) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Fair value [Member]
Balances of assets and liabilities measured at fair value on a recurring basis
Available-for-sale securities		$ 17
Unrealized gain on derivatives		832
Debentures		(752)
Level 1 [Member]
Balances of assets and liabilities measured at fair value on a recurring basis
Available-for-sale securities		17
Level 2 [Member]
Balances of assets and liabilities measured at fair value on a recurring basis
Unrealized gain on derivatives		832
Debentures		(752)
Carrying Amount [Member]
Balances of assets and liabilities measured at fair value on a recurring basis
Available-for-sale securities	12	17
Unrealized gain on derivatives	257	832
Debentures	$ (1,284)	$ (752)

Fair Value Disclosures of Financial Assets and Liabilities (Details 2) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Estimated fair value measurement
Shor-term investments	$ 1,793		$ 3,747
Long-term debt (less interests)	24,414
Fair Value Disclosures of Financial Assets and Liabilities (Textuals) [Abstract]
Accrued charges	343		287
Additional impairment losses	0
Fair value [Member]
Estimated fair value measurement
Shor-term investments	1,793		3,747
Fair value [Member]
Estimated fair value measurement
Long-term debt (less interests)	(25,264)	[1]	(23,344)	[2]
Level 1 [Member]
Estimated fair value measurement
Long-term debt (less interests)	(19,730)	[1]	(12,424)	[2]
Level 2 [Member]
Estimated fair value measurement
Shor-term investments	1,793		3,747
Level 2 [Member]
Estimated fair value measurement
Long-term debt (less interests)	(5,534)	[1]	(10,920)	[2]
Carrying Amount [Member]
Estimated fair value measurement
Shor-term investments	1,793		3,747
Long-term debt (less interests)	$ (24,071)	[1]	$ (22,544)	[2]

[1]	Less accrued charges US $343
[2]	Less accrued charges US $287

Segment and Geographical Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated net income and principal assets
Gross revenues	$ 46,481	$ 23,939	$ 38,509
Cost and expenses	(20,648)	(14,179)	(18,919)
Research and Development	878	981	1,085
Depreciation, depletion and amortization	(3,260)	(2,722)	(2,807)
Impairment of goodwill			(950)
Operating income	21,695	6,057	14,748
Financial income	290	381	602
Financial expenses	(2,646)	(1,558)	(1,765)
Gains (losses) on derivatives, net	631	1,528	(812)
Foreign exchange and monetary gains (losses), net	344	675	364
Discontinued operations, net of tax	(143)
Gain on sale of investments		40	80
Equity in results of affiliates and joint ventures and change in provision for losses on equity investments	987	433	794
Income taxes	(3,705)	(2,100)	(535)
Noncontrolling interests	189	107	258
Net income attributable to the stockholders' Company	17,264	5,349	13,218
Segment Reporting Information, Profit (Loss)	46,481	23,939	38,509
Operating segment - after eliminations (disaggregated)
Revenue	46,481	23,939	38,509
Value added tax	1,188	628	1,083
Net revenues	45,293	23,311	37,426
Costs and expenses	(20,338)	(14,532)	(18,921)
Operating profit	24,955	8,779	18,505
Depreciation,depletion and amortization	(3,260)	(2,722)	(2,807)
Impairment of goodwill			(950)
Operating income	21,695	6,057	14,748
Property, plant and equipment, net	83,096	67,637	48,454
Addition to property, plant and equipment	12,647	8,096	8,972
Investments	4,497	4,585	2,408
Iron ore [Member] | Bulk Material [Member]
Consolidated net income and principal assets
Gross revenues	26,384	12,831	17,775
Depreciation, depletion and amortization	(1,307)	(1,043)	(876)
Operating segment - after eliminations (disaggregated)
Revenue	26,384	12,831	17,775
Value added tax	(366)	(172)	(364)
Net revenues	26,018	12,659	17,411
Costs and expenses	(7,364)	(4,957)	(6,547)
Operating profit	18,654	7,702	10,864
Depreciation,depletion and amortization	(1,307)	(1,043)	(876)
Operating income	17,347	6,659	9,988
Property, plant and equipment, net	30,412	21,736	14,595
Addition to property, plant and equipment	4,015	3,361	3,645
Investments	107	107	47
Pellets [Member] | Bulk Material [Member]
Consolidated net income and principal assets
Gross revenues	6,402	1,352	4,301
Depreciation, depletion and amortization	(110)	(76)	(112)
Operating segment - after eliminations (disaggregated)
Revenue	6,402	1,352	4,301
Value added tax	(266)	(92)	(189)
Net revenues	6,136	1,260	4,112
Costs and expenses	(2,515)	(1,165)	(2,394)
Operating profit	3,621	95	1,718
Depreciation,depletion and amortization	(110)	(76)	(112)
Operating income	3,511	19	1,606
Property, plant and equipment, net	1,445	947	645
Addition to property, plant and equipment	353	84	127
Investments	1,058	1,050	721
Manganese [Member] | Bulk Material [Member]
Consolidated net income and principal assets
Gross revenues	258	145	266
Depreciation, depletion and amortization	(10)	(9)	(5)
Operating segment - after eliminations (disaggregated)
Revenue	258	145	266
Value added tax	(7)	(2)	(15)
Net revenues	251	143	251
Costs and expenses	(136)	(103)	(77)
Operating profit	115	40	174
Depreciation,depletion and amortization	(10)	(9)	(5)
Operating income	105	31	169
Property, plant and equipment, net		25	18
Addition to property, plant and equipment	2	4	3
Ferroalloys [Member] | Bulk Material [Member]
Consolidated net income and principal assets
Gross revenues	664	372	1,211
Depreciation, depletion and amortization	(26)	(15)	(22)
Operating segment - after eliminations (disaggregated)
Revenue	664	372	1,211
Value added tax	(62)	(45)	(128)
Net revenues	602	327	1,083
Costs and expenses	(306)	(278)	(457)
Operating profit	296	49	626
Depreciation,depletion and amortization	(26)	(15)	(22)
Operating income	270	34	604
Property, plant and equipment, net	292	261	166
Addition to property, plant and equipment	26	112	32
Pig iron [Member] | Bulk Material [Member]
Consolidated net income and principal assets
Gross revenues	31	45	146
Depreciation, depletion and amortization	(2)		(3)
Operating segment - after eliminations (disaggregated)
Revenue	31	45	146
Net revenues	31	45	146
Costs and expenses	(29)	(63)	(67)
Operating profit	2	(18)	79
Depreciation,depletion and amortization	(2)		(3)
Operating income		(18)	76
Property, plant and equipment, net	123	144	144
Addition to property, plant and equipment	1	48	122
Coal [Member] | Bulk Material [Member]
Consolidated net income and principal assets
Gross revenues	770	505	577
Depreciation, depletion and amortization	(83)	(61)	(33)
Operating segment - after eliminations (disaggregated)
Revenue	770	505	577
Net revenues	770	505	577
Costs and expenses	(856)	(549)	(441)
Operating profit	(86)	(44)	136
Depreciation,depletion and amortization	(83)	(61)	(33)
Operating income	(169)	(105)	103
Property, plant and equipment, net	3,020	1,723	826
Addition to property, plant and equipment	499	362	144
Investments	223	243	187
Nickel (co-products and by-products) [Member] | Base Metals [Member]
Consolidated net income and principal assets
Gross revenues	4,712	3,947	7,829
Depreciation, depletion and amortization	(1,145)	(1,016)	(1,323)
Impairment of goodwill			(950)
Operating segment - after eliminations (disaggregated)
Revenue	4,712	3,947	7,829
Net revenues	4,712	3,947	7,829
Costs and expenses	(3,402)	(3,292)	(4,425)
Operating profit	1,310	655	3,404
Depreciation,depletion and amortization	(1,145)	(1,016)	(1,323)
Impairment of goodwill			(950)
Operating income	165	(361)	1,131
Property, plant and equipment, net	28,623	23,967	21,525
Addition to property, plant and equipment	1,880	1,464	2,813
Investments	23	30	53
Potash [Member] | Fertilizers [Member]
Consolidated net income and principal assets
Gross revenues	280	413	295
Depreciation, depletion and amortization	(29)	(29)	(19)
Operating segment - after eliminations (disaggregated)
Revenue	280	413	295
Value added tax	(11)	(17)	(16)
Net revenues	269	396	279
Costs and expenses	(269)	(187)	(120)
Operating profit		209	159
Depreciation,depletion and amortization	(29)	(29)	(19)
Operating income	(29)	180	140
Property, plant and equipment, net	474	159	159
Addition to property, plant and equipment	355		43
Phosphates [Member] | Fertilizers [Member]
Consolidated net income and principal assets
Gross revenues	1,211
Depreciation, depletion and amortization	(121)
Operating segment - after eliminations (disaggregated)
Revenue	1,211
Value added tax	(47)
Net revenues	1,164
Costs and expenses	(1,070)
Operating profit	94
Depreciation,depletion and amortization	(121)
Operating income	(27)
Property, plant and equipment, net	7,560
Addition to property, plant and equipment	438
Nitrogen [Member] | Fertilizers [Member]
Consolidated net income and principal assets
Gross revenues	337
Depreciation, depletion and amortization	(50)
Operating segment - after eliminations (disaggregated)
Revenue	337
Value added tax	(43)
Net revenues	294
Costs and expenses	(285)
Operating profit	9
Depreciation,depletion and amortization	(50)
Operating income	(41)
Property, plant and equipment, net	809
Addition to property, plant and equipment	47
Others Fertilizers Products [Member] | Fertilizers [Member]
Consolidated net income and principal assets
Gross revenues	18
Operating segment - after eliminations (disaggregated)
Revenue	18
Value added tax	(6)
Net revenues	12
Costs and expenses	(11)
Operating profit	1
Operating income	1
Property, plant and equipment, net	146
Addition to property, plant and equipment	3
Kaolin [Member] | Base Metals [Member]
Consolidated net income and principal assets
Gross revenues		173	209
Depreciation, depletion and amortization		(34)	(32)
Operating segment - after eliminations (disaggregated)
Revenue		173	209
Value added tax		(9)	9
Net revenues		164	200
Costs and expenses		(146)	(213)
Operating profit		18	(13)
Depreciation,depletion and amortization		(34)	(32)
Operating income		(16)	(45)
Property, plant and equipment, net		190	199
Addition to property, plant and equipment		53	6
Copper concentrate [Member] | Base Metals [Member]
Consolidated net income and principal assets
Gross revenues	934	682	893
Depreciation, depletion and amortization	(87)	(72)	(77)
Operating segment - after eliminations (disaggregated)
Revenue	934	682	893
Value added tax	(29)	(19)	(22)
Net revenues	905	663	871
Costs and expenses	(621)	(462)	(683)
Operating profit	284	201	188
Depreciation,depletion and amortization	(87)	(72)	(77)
Operating income	197	129	111
Property, plant and equipment, net	3,579	4,127	3,543
Addition to property, plant and equipment	1,072	558	283
Investments	90	80
Aluminum products [Member] | Base Metals [Member]
Consolidated net income and principal assets
Gross revenues	2,554	2,050	3,042
Depreciation, depletion and amortization	(127)	(235)	(172)
Operating segment - after eliminations (disaggregated)
Revenue	2,554	2,050	3,042
Value added tax	(32)	(37)	(66)
Net revenues	2,522	2,013	2,976
Costs and expenses	(2,109)	(1,969)	(2,288)
Operating profit	413	44	688
Depreciation,depletion and amortization	(127)	(235)	(172)
Operating income	286	(191)	516
Property, plant and equipment, net	395	4,663	3,831
Addition to property, plant and equipment	342	143	440
Investments	152	143	140
Brazil [Member] | Bulk Material [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	4,480	1,779	4,342
Bulk Material [Member]
Consolidated net income and principal assets
Gross revenues	59,573	25,940	38,288
Cost and expenses	(36,682)	(17,880)	(24,542)
Research and Development	289	235	380
Depreciation, depletion and amortization	(1,538)	(1,205)	(1,054)
Operating income	21,064	6,620	12,312
Financial income	2,557	2,439	3,048
Financial expenses	(3,873)	(2,982)	(3,515)
Gains (losses) on derivatives, net	772	1,647	(719)
Foreign exchange and monetary gains (losses), net	109	173	764
Gain on sale of investments		87
Equity in results of affiliates and joint ventures and change in provision for losses on equity investments	1,013	328	612
Income taxes	(3,980)	(2,613)	143
Noncontrolling interests	(5)	(17)	8
Net income attributable to the stockholders' Company	17,667	5,716	12,637
Segment Reporting Information, Profit (Loss)	59,573	25,940	38,288
Operating segment - after eliminations (disaggregated)
Revenue	59,573	25,940	38,288
Value added tax	(701)	(311)	(696)
Net revenues	33,808	14,939	23,580
Costs and expenses	(11,206)	(7,115)	(9,983)
Operating profit	22,602	7,824	13,597
Depreciation,depletion and amortization	(1,538)	(1,205)	(1,054)
Operating income	21,064	6,620	12,546
Property, plant and equipment, net	35,316	24,836	16,394
Addition to property, plant and equipment	4,896	3,971	4,073
Investments	1,388	1,400	955
Bulk Material [Member] | America, except United States [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	1,332	465	1,805
Bulk Material [Member] | United States [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	128	37	648
Bulk Material [Member] | Europe [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	13,147	6,136	11,224
Bulk Material [Member] | Middle East/Africa/Oceania [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	2,655	1,005	2,058
Bulk Material [Member] | Japan [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	6,927	2,551	4,761
Bulk Material [Member] | China [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	26,071	12,084	9,747
Bulk Material [Member] | Asia, other than Japan and China
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	4,833	1,883	3,703
Brazil [Member] | Base Metals [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	788	735	1,046
Base Metals [Member]
Consolidated net income and principal assets
Gross revenues	10,805	8,886	14,714
Cost and expenses	(8,521)	(7,769)	(9,658)
Research and Development	277	207	372
Depreciation, depletion and amortization	(1,359)	(1,356)	(1,604)
Impairment of goodwill			(950)
Operating income	648	(446)	2,130
Financial income	778	12	798
Financial expenses	(1,718)	(653)	(1,490)
Gains (losses) on derivatives, net	(141)	(119)	(93)
Foreign exchange and monetary gains (losses), net	208	445	(265)
Discontinued operations, net of tax	(143)
Gain on sale of investments		(108)	80
Equity in results of affiliates and joint ventures and change in provision for losses on equity investments	(10)	(28)	28
Income taxes	240	525	(697)
Noncontrolling interests	209	121	256
Net income attributable to the stockholders' Company	(347)	(493)	235
Segment Reporting Information, Profit (Loss)	10,805	8,886	14,714
Operating segment - after eliminations (disaggregated)
Revenue	10,805	8,886	14,714
Value added tax	(61)	(65)	(97)
Net revenues	8,139	6,787	11,876
Costs and expenses	(6,132)	(5,869)	(7,609)
Operating profit	2,007	918	4,267
Depreciation,depletion and amortization	(1,359)	(1,356)	(1,604)
Impairment of goodwill			(950)
Operating income	648	(439)	1,713
Property, plant and equipment, net	32,597	32,947	29,098
Addition to property, plant and equipment	3,294	2,218	3,542
Investments	265	253	193
Base Metals [Member] | America, except United States [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	1,496	1,368	2,215
Base Metals [Member] | United States [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	774	824	2,201
Base Metals [Member] | Europe [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	3,306	2,618	4,132
Base Metals [Member] | Middle East/Africa/Oceania [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	264	233	394
Base Metals [Member] | Japan [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	1,425	972	1,893
Base Metals [Member] | China [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	964	878	887
Base Metals [Member] | Asia, other than Japan and China
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	1,788	1,258	1,946
Brazil [Member] | Fertilizers [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	1,911	413	295
Fertilizers [Member]
Consolidated net income and principal assets
Gross revenues	1,990	413	295
Cost and expenses	(1,814)	(158)	(128)
Research and Development	72	46	8
Depreciation, depletion and amortization	(200)	(29)	(19)
Operating income	(96)	180	140
Financial income	22
Financial expenses	(13)
Foreign exchange and monetary gains (losses), net	65
Income taxes	(12)
Noncontrolling interests	(19)
Net income attributable to the stockholders' Company	(15)	180	140
Segment Reporting Information, Profit (Loss)	1,990	413	295
Operating segment - after eliminations (disaggregated)
Revenue	1,990	413	295
Value added tax	(107)	(17)	(16)
Net revenues	1,739	396	279
Costs and expenses	(1,635)	(187)	(120)
Operating profit	104	209	159
Depreciation,depletion and amortization	(200)	(29)	(19)
Operating income	(96)	180	140
Property, plant and equipment, net	8,989	159	159
Addition to property, plant and equipment	843		43
Fertilizers [Member] | America, except United States [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	42
Fertilizers [Member] | Europe [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	6
Fertilizers [Member] | Middle East/Africa/Oceania [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	18
Fertilizers [Member] | Asia, other than Japan and China
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	13
Brazil [Member] | Logistic [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	1,715	1,101	1,640
Railroads [Member] | Logistic [Member]
Consolidated net income and principal assets
Gross revenues	1,107	838	1,303
Depreciation, depletion and amortization	(123)	(97)	(103)
Operating segment - after eliminations (disaggregated)
Revenue	1,107	838	1,303
Value added tax	(183)	(137)	(205)
Net revenues	924	701	1,098
Costs and expenses	(716)	(539)	(749)
Operating profit	208	162	349
Depreciation,depletion and amortization	(123)	(97)	(103)
Operating income	85	65	246
Property, plant and equipment, net	1,278	1,045	760
Addition to property, plant and equipment	160	96	121
Investments	511	468	326
Logistic [Member]
Consolidated net income and principal assets
Gross revenues	1,727	1,168	1,691
Cost and expenses	(1,382)	(876)	(1,097)
Research and Development	75	57	101
Depreciation, depletion and amortization	(146)	(126)	(126)
Operating income	124	109	365
Financial income	16	8	10
Financial expenses	(36)	(17)	(15)
Foreign exchange and monetary gains (losses), net	(28)	(11)	(32)
Equity in results of affiliates and joint ventures and change in provision for losses on equity investments	94	143	133
Income taxes	20	(11)	23
Net income attributable to the stockholders' Company	190	221	484
Segment Reporting Information, Profit (Loss)	1,727	1,168	1,691
Operating segment - after eliminations (disaggregated)
Revenue	1,727	1,168	1,691
Value added tax	(230)	(175)	(244)
Net revenues	1,235	929	1,363
Costs and expenses	(965)	(709)	(947)
Operating profit	270	220	416
Depreciation,depletion and amortization	(146)	(126)	(126)
Operating income	124	94	287
Property, plant and equipment, net	2,322	3,590	2,575
Addition to property, plant and equipment	943	940	706
Investments	646	593	420
Logistic [Member] | America, except United States [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	12	4	1
Logistic [Member] | United States [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)			1
Logistic [Member] | Europe [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)			26
Logistic [Member] | Japan [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)			1
Logistic [Member] | China [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)		63	21
Logistic [Member] | Asia, other than Japan and China
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)			1
Logistic [Member] | Ports [Member]
Consolidated net income and principal assets
Gross revenues	353	264	304
Depreciation, depletion and amortization	(23)	(29)	(26)
Operating segment - after eliminations (disaggregated)
Revenue	353	264	304
Value added tax	(47)	(38)	(39)
Net revenues	306	226	265
Costs and expenses	(236)	(161)	(198)
Operating profit	70	65	67
Depreciation,depletion and amortization	(23)	(29)	(26)
Operating income	47	36	41
Property, plant and equipment, net	1,044	1,441	1,441
Addition to property, plant and equipment	783	106	242
Logistic [Member] | Ships [Member]
Consolidated net income and principal assets
Gross revenues	5	2
Operating segment - after eliminations (disaggregated)
Revenue	5	2
Net revenues	5	2
Costs and expenses	(13)	(9)
Operating profit	(8)	(7)
Operating income	(8)	(7)
Property, plant and equipment, net		1,104	374
Addition to property, plant and equipment		738	343
Investments	135	125	94
Brazil [Member] | Other affiliates and joint ventures [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	686	389	234
Other affiliates and joint ventures [Member]
Consolidated net income and principal assets
Gross revenues	719	446	245
Cost and expenses	(582)	(410)	(218)
Research and Development	165	436	224
Depreciation, depletion and amortization	(17)	(6)	(2)
Operating income	(45)	(406)	(199)
Financial income	10	711	1
Financial expenses	(99)	(695)
Foreign exchange and monetary gains (losses), net	(10)	68	(103)
Gain on sale of investments		61
Equity in results of affiliates and joint ventures and change in provision for losses on equity investments	(110)	(10)	21
Income taxes	27	(1)	(4)
Noncontrolling interests	4	3	(6)
Net income attributable to the stockholders' Company	(231)	(275)	(278)
Segment Reporting Information, Profit (Loss)	719	446	245
Operating segment - after eliminations (disaggregated)
Revenue	719	446	245
Value added tax	(89)	(60)	(30)
Net revenues	372	260	328
Costs and expenses	(400)	(652)	(262)
Operating profit	(28)	(392)	66
Depreciation,depletion and amortization	(17)	(6)	(2)
Operating income	(45)	(398)	62
Property, plant and equipment, net	3,872	6,105	228
Addition to property, plant and equipment	2,671	967	608
Investments	2,198	2,339	840
Other affiliates and joint ventures [Member] | America, except United States [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	7	10
Other affiliates and joint ventures [Member] | United States [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	2	35	9
Other affiliates and joint ventures [Member] | Europe [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	16	8
Other affiliates and joint ventures [Member] | Japan [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	8	4
Other affiliates and joint ventures [Member] | Asia, other than Japan and China
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)			2
Brazil [Member] | Elimination [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	(1,430)	(762)	(882)
Elimination [Member]
Consolidated net income and principal assets
Gross revenues	(28,333)	(12,914)	(16,724)
Cost and expenses	28,333	12,914	16,724
Financial income	(3,093)	(2,789)	(3,255)
Financial expenses	3,093	2,789	3,255
Segment Reporting Information, Profit (Loss)	(28,333)	(12,914)	(16,724)
Operating segment - after eliminations (disaggregated)
Revenue	(28,333)	(12,914)	(16,724)
Elimination [Member] | America, except United States [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	(879)	(595)	(1,201)
Elimination [Member] | United States [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	(76)	(64)	(392)
Elimination [Member] | Europe [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	(7,563)	(4,726)	(5,933)
Elimination [Member] | Middle East/Africa/Oceania [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	(1,147)	(707)	(952)
Elimination [Member] | Japan [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	(3,120)	(1,115)	(1,918)
Elimination [Member] | China [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	(11,656)	(4,022)	(3,949)
Elimination [Member] | Asia, other than Japan and China
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	(2,462)	(923)	(1,497)
America, except United States [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	2,010	1,252	2,820
United States [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	828	832	2,467
Europe [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	8,912	4,036	9,449
Middle East/Africa/Oceania [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	1,790	531	1,500
Japan [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	5,240	2,412	4,737
China [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	15,379	9,003	6,706
Asia, other than Japan and China
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	4,172	2,218	4,155
Brazil [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	$ 8,150	$ 3,655	$ 6,675
Vale Fertilizantes S.A [Member]
Segment and geographical information (Textuals)
Percentage of equity capital acquired	58.60%

Related Party Transactions (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
AFFILIATED COMPANIES AND JOINT VENTURES
Assets, current	$ 531		$ 186
Liability, current	559		496
Assets	560		222
Liabilities	561		613
Assets, long-term	29		36
Liabilities, long-term	2		117
Current assets
Accounts receivable	435		79
Loans and advances to related parties	96		107
Non-current assets
Loans and advances	29		36
Current liabilities
Suppliers	538		463
Loans from related parties	21		33
Non-current liabilities
Due To Related Parties Non-current classified in Long-term debt	2		117
Assets	560		222
Liabilities	561		613
Income and expenses from principal transactions and financial operations carried out with major related parties
Related party transaction, income	943		288		1,741
Related party transaction, expenses	1,564		892		2,280
Amounts included in statement of income
Related party transaction, income	943		288		1,741
Related party transaction, expenses	1,564		892		2,280
Related Party Transactions (Textuals) [Abstract]
Additional loans payable to Banco Nacional de Desenvolvimento Social	2,172
Additional loans payable to BNDES Participants S.A	739
Operations generated interest expenses	147
Cash equivalent balances with Banco Bradesco S.A.	574
Effect of financial operations with other related parties	5
Sales / Cost of iron ore and pellets [Member]
Amounts included in statement of income
Sales/Cost of iron ore and pellets in Salesof iron ore and pellets (Income)	910		233		1,698
Sales/Cost of iron ore and pellets in Salesof iron ore and pellets (Expense)	785		193		1,369
Revenues / expense from logistic services [Member]
Amounts included in statement of income
Revenues/expense from logistic services (Income)	23		26		25
Revenues/expense from logistic services (Expense)	603		457		624
Sales / Cost of aluminum products [Member]
Amounts included in statement of income
Sales/Cost of aluminum products (Expense)	156		210		249
Financial income/expenses [Member]
Amounts included in statement of income
Financial income	10		29		18
Financial expenses	20		32		38
Others [Member]
AFFILIATED COMPANIES AND JOINT VENTURES
Assets	229		24
Liabilities	84		29
Non-current liabilities
Assets	229		24
Liabilities	84		29
Income and expenses from principal transactions and financial operations carried out with major related parties
Related party transaction, income	17		19		34
Related party transaction, expenses	18		29		34
Amounts included in statement of income
Related party transaction, income	17		19		34
Related party transaction, expenses	18		29		34
Mitsui & CO, LTD [Member]
AFFILIATED COMPANIES AND JOINT VENTURES
Assets	0		0
Liabilities	61		26
Non-current liabilities
Assets	0		0
Liabilities	61		26
Korea Nickel Corporation [Member]
AFFILIATED COMPANIES AND JOINT VENTURES
Assets	0		11
Liabilities	0		0
Non-current liabilities
Assets	0		11
Liabilities	0		0
Samarco Mineracao SA [Member]
AFFILIATED COMPANIES AND JOINT VENTURES
Assets	61		55
Liabilities	0		0
Non-current liabilities
Assets	61		55
Liabilities	0		0
Income and expenses from principal transactions and financial operations carried out with major related parties
Related party transaction, income	448		97		259
Amounts included in statement of income
Related party transaction, income	448		97		259
Teal Minerals Incorporated [Member]
AFFILIATED COMPANIES AND JOINT VENTURES
Assets	0		84
Liabilities	0		0
Non-current liabilities
Assets	0		84
Liabilities	0		0
Mineracao Rio Norte SA [Member]
AFFILIATED COMPANIES AND JOINT VENTURES
Assets	2		0
Liabilities	25		25
Non-current liabilities
Assets	2		0
Liabilities	25		25
Income and expenses from principal transactions and financial operations carried out with major related parties
Related party transaction, expenses	156		210		249
Amounts included in statement of income
Related party transaction, expenses	156		210		249
MRS Logistica SA [Member]
AFFILIATED COMPANIES AND JOINT VENTURES
Assets	1		10
Liabilities	15		418
Non-current liabilities
Assets	1		10
Liabilities	15		418
Income and expenses from principal transactions and financial operations carried out with major related parties
Related party transaction, income	16		12		9
Related party transaction, expenses	561		484		829
Amounts included in statement of income
Related party transaction, income	16		12		9
Related party transaction, expenses	561		484		829
Minas da Serra Geral SA - MSG [Member]
AFFILIATED COMPANIES AND JOINT VENTURES
Assets	0	[1]	0	[1]
Liabilities	9	[1]	26	[1]
Non-current liabilities
Assets	0	[1]	0	[1]
Liabilities	9	[1]	26	[1]
Usinas Siderurgicas de Minas Gerais SA - USIMINAS [Member]
Income and expenses from principal transactions and financial operations carried out with major related parties
Related party transaction, income			46	[1]	651	[1]
Amounts included in statement of income
Related party transaction, income			46	[1]	651	[1]
Baovale Mineracao SA [Member]
AFFILIATED COMPANIES AND JOINT VENTURES
Assets	3		2
Liabilities	30		22
Non-current liabilities
Assets	3		2
Liabilities	30		22
Companhia Coreano-Brasileira de Pelotizacao - KOBRASCO [Member]
AFFILIATED COMPANIES AND JOINT VENTURES
Assets	0		1
Liabilities	4		5
Non-current liabilities
Assets	0		1
Liabilities	4		5
Income and expenses from principal transactions and financial operations carried out with major related parties
Related party transaction, income					101
Related party transaction, expenses	117		29		234
Amounts included in statement of income
Related party transaction, income					101
Related party transaction, expenses	117		29		234
Companhia Nipo-Brasileira de Pelotizacao - NIBRASCO [Member]
AFFILIATED COMPANIES AND JOINT VENTURES
Assets	0		0
Liabilities	23		22
Non-current liabilities
Assets	0		0
Liabilities	23		22
Income and expenses from principal transactions and financial operations carried out with major related parties
Related party transaction, income			29		105
Related party transaction, expenses	149		47		393
Amounts included in statement of income
Related party transaction, income			29		105
Related party transaction, expenses	149		47		393
Companhia Italo-Brasileira de Pelotizacao - ITABRASCO [Member]
AFFILIATED COMPANIES AND JOINT VENTURES
Assets	0		1
Liabilities	10		6
Non-current liabilities
Assets	0		1
Liabilities	10		6
Income and expenses from principal transactions and financial operations carried out with major related parties
Related party transaction, income					240
Related party transaction, expenses	50		18		163
Amounts included in statement of income
Related party transaction, income					240
Related party transaction, expenses	50		18		163
Companhia Hispano-Brasileira de Pelotizacao - HISPANOBRAS [Member]
AFFILIATED COMPANIES AND JOINT VENTURES
Assets	264		34
Liabilities	300		34
Non-current liabilities
Assets	264		34
Liabilities	300		34
Income and expenses from principal transactions and financial operations carried out with major related parties
Related party transaction, income	462		85		342
Related party transaction, expenses	513		75		378
Amounts included in statement of income
Related party transaction, income	462		85		342
Related party transaction, expenses	$ 513		$ 75		$ 378

[1]	Sold in April 2009

Derivative financial instruments (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Maritime Freight Hiring Protection Program [Member] | Short-term Assets [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	$ 0	$ 29
Maritime Freight Hiring Protection Program [Member] | Long-term Assets [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0
Maritime Freight Hiring Protection Program [Member] | Long-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
Maritime Freight Hiring Protection Program [Member] | Short-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	2	0
Nickel Strategic Program [Member] | Short-term Assets [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0	0
Nickel Strategic Program [Member] | Long-term Assets [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0
Nickel Strategic Program [Member] | Long-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
Nickel Strategic Program [Member] | Short-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	15	32
Nickel Fixed price program [Member] | Short-term Assets [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	13	12
Nickel Fixed price program [Member] | Long-term Assets [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0
Nickel Fixed price program [Member] | Long-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets		2
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	8
Nickel Fixed price program [Member] | Short-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	12	3
Aluminium [Member] | Short-term Assets [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0	0
Aluminium [Member] | Long-term Assets [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0
Aluminium [Member] | Long-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
Aluminium [Member] | Short-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	16
Bunker Oil [Member] | Short-term Assets [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	16	49
Bunker Oil [Member] | Long-term Assets [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0
Bunker Oil [Member] | Long-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
Bunker Oil [Member] | Short-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0
Foreign Exchange Cash Flow Hedge [Member] | Short-term Assets [Member]
Derivative Assets
Derivatives designated as hedge, Assets	20	15
Foreign Exchange Cash Flow Hedge [Member] | Long-term Assets [Member]
Derivative Assets
Derivatives designated as hedge, Assets	0
Foreign Exchange Cash Flow Hedge [Member] | Long-term Liabilities [Member]
Derivative Assets
Derivatives designated as hedge, Assets		59
Derivative Liabilities
Derivatives designated as hedge, Liabilities	0	0
Foreign Exchange Cash Flow Hedge [Member] | Short-term Liabilities [Member]
Derivative Liabilities
Derivatives designated as hedge, Liabilities	0	0
Aluminum [Member] | Short-term Assets [Member]
Derivative Assets
Derivatives designated as hedge, Assets	0	0
Aluminum [Member] | Long-term Assets [Member]
Derivative Assets
Derivatives designated as hedge, Assets	0
Aluminum [Member] | Long-term Liabilities [Member]
Derivative Liabilities
Derivatives designated as hedge, Liabilities	0	0
Aluminum [Member] | Short-term Liabilities [Member]
Derivative Liabilities
Derivatives designated as hedge, Liabilities	0	71
Bunker Oil Hedge [Member] | Long-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities		0
Bunker Oil Hedge [Member] | Short-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities		0
Coal [Member] | Short-term Assets [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0	0
Coal [Member] | Long-term Assets [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0	0
Coal [Member] | Long-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
Coal [Member] | Short-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	2	0
Strategic Nickel [Member] | Short-term Assets [Member]
Derivative Assets
Derivatives designated as hedge, Assets	0	0
Strategic Nickel [Member] | Long-term Assets [Member]
Derivative Assets
Derivatives designated as hedge, Assets	0	0
Strategic Nickel [Member] | Long-term Liabilities [Member]
Derivative Liabilities
Derivatives designated as hedge, Liabilities	53	0
Strategic Nickel [Member] | Short-term Liabilities [Member]
Derivative Liabilities
Derivatives designated as hedge, Liabilities	0	0
CDI & TJLP vs. floating & fixed swap [Member] | Short-term Assets [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0	0
CDI & TJLP vs. floating & fixed swap [Member] | Long-term Assets [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	300
CDI & TJLP vs. floating & fixed swap [Member] | Long-term Liabilities [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets		794
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
CDI & TJLP vs. floating & fixed swap [Member] | Short-term Liabilities [Member] | Foreign exchange and interest rate risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
USD floating rate vs. fixed USD rate swap [Member] | Short-term Assets [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0	0
USD floating rate vs. fixed USD rate swap [Member] | Long-term Assets [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0
USD floating rate vs. fixed USD rate swap [Member] | Long-term Liabilities [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets		0
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	1
USD floating rate vs. fixed USD rate swap [Member] | Short-term Liabilities [Member] | Foreign exchange and interest rate risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	4	7
EURO floating rate vs. USD floating rate swap [Member] | Short-term Assets [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	1	0
EURO floating rate vs. USD floating rate swap [Member] | Long-term Assets [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0
EURO floating rate vs. USD floating rate swap [Member] | Long-term Liabilities [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets		1
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
EURO floating rate vs. USD floating rate swap [Member] | Short-term Liabilities [Member] | Foreign exchange and interest rate risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
AUD floating rate vs. fixed USD rate swap [Member] | Short-term Assets [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	2	0
AUD floating rate vs. fixed USD rate swap [Member] | Long-term Assets [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0
AUD floating rate vs. fixed USD rate swap [Member] | Long-term Liabilities [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets		9
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
AUD floating rate vs. fixed USD rate swap [Member] | Short-term Liabilities [Member] | Foreign exchange and interest rate risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
EuroBond Swap [Member] | Short-term Assets [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0	0
EuroBond Swap [Member] | Long-term Assets [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0	0
EuroBond Swap [Member] | Long-term Liabilities [Member] | Foreign exchange and interest rate risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	8	0
EuroBond Swap [Member] | Short-term Liabilities [Member] | Foreign exchange and interest rate risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
Pre Dollar Swap [Member] | Short-term Assets [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0	0
Pre Dollar Swap [Member] | Long-term Assets [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	1	0
Pre Dollar Swap [Member] | Long-term Liabilities [Member] | Foreign exchange and interest rate risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
Pre Dollar Swap [Member] | Short-term Liabilities [Member] | Foreign exchange and interest rate risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
Short-term Assets [Member]
Derivative Assets
Derivatives designated as hedge, Assets	20	15
Total	52	105
Short-term Assets [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	3	0
Short-term Assets [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	29	90
Long-term Assets [Member]
Derivative Assets
Derivatives designated as hedge, Assets	0
Total	301
Long-term Assets [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	301
Long-term Assets [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0
Long-term Liabilities [Member]
Derivative Assets
Derivatives designated as hedge, Assets		59
Total		865
Derivative Liabilities
Derivatives designated as hedge, Liabilities	53	0
Total	61	9
Long-term Liabilities [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets		804
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	8	1
Long-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets		2
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	8
Short-term Liabilities [Member]
Derivative Liabilities
Derivatives designated as hedge, Liabilities	0	71
Total	35	129
Short-term Liabilities [Member] | Foreign exchange and interest rate risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	4	7
Short-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	$ 31	$ 51

Derivative financial instruments (Details 1) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), Designated as Hedge	$ 283		$ (3)	$ (6)
Amount of gain or (loss) recognized in financial income (expense),Total	631		1,528	(812)
Financial settlement
Financial Settlement Derivatives not Designated as Hedge				(10)
Financial Settlement, Derivatives designated as Hedge	(283)		4
Financial Settlement of Derivatives, Total	(1,225)		(146)	3
Amount of gain or (loss) recognized in OCI
Amount of gain or (loss) recognized in OCI, Derivatives designated as hedge	(26)		2	(29)
CDI & TJLP vs. floating & fixed swap [Member] | Foreign exchange and interest rate risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	451		1,598	48
Financial settlement
Financial Settlement Derivatives not Designated as Hedge	(956)		(243)	(397)
USD floating rate vs. fixed USD rate swap [Member] | Foreign exchange and interest rate risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	(2)		(2)	7
Financial settlement
Financial Settlement Derivatives not Designated as Hedge	3		8
EURO floating rate vs. USD floating rate swap [Member] | Foreign exchange and interest rate risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	(1)			(684)
Financial settlement
Financial Settlement Derivatives not Designated as Hedge	1		(1)	1
AUD floating rate vs. fixed USD rate swap [Member] | Foreign exchange and interest rate risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	3		14
Financial settlement
Financial Settlement Derivatives not Designated as Hedge	(9)		(5)
EuroBond Swap [Member] | Foreign exchange and interest rate risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	(5)
Financial settlement
Financial Settlement Derivatives not Designated as Hedge	(1)
Pre Dollar Swap [Member] | Foreign exchange and interest rate risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	0		0	0
Financial settlement
Financial Settlement Derivatives not Designated as Hedge	0		0	0
Amount of gain or (loss) recognized in OCI
Amount of gain or (loss) recognized in OCI, Derivatives not designated as hedge	0		0	0
Swap Convertibles [Member] | Foreign exchange and interest rate risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	37
Financial settlement
Financial Settlement Derivatives not Designated as Hedge	(37)
Swap NDF [Member] | Foreign exchange and interest rate risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	4
Financial settlement
Financial Settlement Derivatives not Designated as Hedge	(2)
Foreign exchange and interest rate risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	487		1,610	(629)
Financial settlement
Financial Settlement Derivatives not Designated as Hedge	(1,001)		(241)	(396)
Maritime Freight Hiring Protection Program [Member] | Commodities Price risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	(5)		66
Financial settlement
Financial Settlement Derivatives not Designated as Hedge	(24)		(37)
Nickel Strategic Program [Member] | Commodities Price risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	(87)		(95)	(3)
Financial settlement
Financial Settlement Derivatives not Designated as Hedge	105		73
Commodities Price risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	(88)		22	(229)
Financial settlement
Financial Settlement Derivatives not Designated as Hedge	59		105	409
Nickel Purchase program [Member] | Commodities Price risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge				21
Nickel Fixed price program [Member] | Commodities Price risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	4		5	(102)
Financial settlement
Financial Settlement Derivatives not Designated as Hedge	(7)		79	48
Aluminium [Member] | Commodities Price risk [Member]
Financial settlement
Financial Settlement Derivatives not Designated as Hedge	16
Platinum [Member] | Commodities Price risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge				(5)
Financial settlement
Financial Settlement Derivatives not Designated as Hedge				26
Gold [Member] | Commodities Price risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge				(30)
Financial settlement
Financial Settlement Derivatives not Designated as Hedge				42
Natural Gas [Member] | Commodities Price risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge			(4)	4
Financial settlement
Financial Settlement Derivatives not Designated as Hedge			6
Aluminum [Member] | Commodities Price risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge				(68)
Financial settlement
Financial Settlement Derivatives not Designated as Hedge				112
Bunker Oil Hedge [Member] | Commodities Price risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	4		50	(17)
Financial settlement
Financial Settlement Derivatives not Designated as Hedge	(34)		(16)
Coal [Member] | Commodities Price risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	(4)
Financial settlement
Financial Settlement Derivatives not Designated as Hedge	3
Copper Purchased Scrap Protection Program [Member] | Commodities Price risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge				(23)
Financial settlement
Financial Settlement Derivatives not Designated as Hedge				201
Copper Strategic Hedging Program [Member] | Commodities Price risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge				(6)
Financial settlement
Financial Settlement Derivatives not Designated as Hedge				(30)
Customer Raw Material Contracts [Member] | Embedded derivatives [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge			(76)	10
Financial settlement
Financial Settlement Derivatives not Designated as Hedge				(10)
Embedded derivatives [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	(51)		(101)	52
Financial settlement
Financial Settlement Derivatives not Designated as Hedge			(14)
Nickel Concentrate Costumer Sales [Member] | Embedded derivatives [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge			(25)	29
Financial settlement
Financial Settlement Derivatives not Designated as Hedge			(14)
Energy - Aluminum options [Member] | Embedded derivatives [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	(51)			13
Aluminium [Member]
Amount of gain or (loss) recognized in OCI
Amount of gain or (loss) recognized in OCI, Derivatives designated as hedge	31		(36)	(29)
Foreign Exchange Cash Flow Hedge [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), Designated as Hedge	284
Financial settlement
Financial Settlement, Derivatives designated as Hedge	(330)
Amount of gain or (loss) recognized in OCI
Amount of gain or (loss) recognized in OCI, Derivatives designated as hedge	(5)		38
Aluminum [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), Designated as Hedge			13
Financial settlement
Financial Settlement, Derivatives designated as Hedge	47	[1]
Bunker Oil Hedge [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), Designated as Hedge			(16)	(6)
Financial settlement
Financial Settlement, Derivatives designated as Hedge			4
Strategic Nickel [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), Designated as Hedge	(1)
Amount of gain or (loss) recognized in OCI
Amount of gain or (loss) recognized in OCI, Derivatives designated as hedge	$ (52)

[1]	Sold in April 2009

Derivative financial instruments (Details 2)	Dec. 31, 2010
Interest rates / Currencies [Member]
Final Maturity Dates
Maturity dates	Dec 1, 2019
Aluminium [Member]
Final Maturity Dates
Maturity dates	Dec 1, 2010
Bunker Oil [Member]
Final Maturity Dates
Maturity dates	Dec 1, 2011
Freight [Member]
Final Maturity Dates
Maturity dates	Dec 1, 2010
Nickel [Member]
Final Maturity Dates
Maturity dates	Dec 1, 2012
Copper [Member]
Final Maturity Dates
Maturity dates	Feb 1, 2011
Coal [Member]
Final Maturity Dates
Maturity dates	Dec 1, 2010